                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                              CASH MANAGEMENT CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-SAR-3

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                       These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

   As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

   As of February 28, 2003, the portfolio's Cash Management Class provided competitive performance; its monthly yield was 1.17%, and its seven-day yield was 1.17%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 56-day range; at the close of the reporting period the WAM was 43 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Cash Management Class stood at $866.5 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                            SEVEN-DAY
                                            MONTHLY YIELD     YIELD

Government & Agency Portfolio                    1.17%        1.17%
Cash Management Class

iMoneyNet Money Fund Averages--Trademark--       0.57%        0.56%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--       0.90%        0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase category consists of 59 funds that invest only in T-bills or repurchase agreements (backed by T-bills). The iMoneyNet Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-bills, repurchases or government agency securities.

================================================================================

                                                                     (continued)

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

   Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--24.83%

FEDERAL FARM CREDIT BANK--0.82%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,729,506
===================================================================================
FEDERAL HOME LOAN BANK--10.72%

Debentures,
  4.50%                                        04/25/03     12,000       12,043,313
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,115,284
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,997,742
-----------------------------------------------------------------------------------
  1.50%                                        11/06/03     20,000       19,995,205
-----------------------------------------------------------------------------------
  1.81%                                        11/12/03     15,000       15,000,000
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,109,710
-----------------------------------------------------------------------------------
  1.60%                                        02/06/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        02/17/04     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.42%                                        02/25/04     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.40%                                        03/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.45%                                        03/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Disc. Notes,(a)
  1.23%                                        05/20/03     49,995       49,858,347
-----------------------------------------------------------------------------------
  1.26%                                        07/07/03     23,098       22,994,357
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.25%(b)                                     09/15/03     25,000       24,993,242
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,517,197
===================================================================================
                                                                        401,624,397
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.44%

Disc. Notes,(a)
  1.25%                                        05/02/03   $ 23,000   $   22,950,486
-----------------------------------------------------------------------------------
  1.22%                                        05/08/03     40,000       39,907,822
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  4.75%                                        03/15/03     12,800       12,816,935
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03    106,108      107,341,541
-----------------------------------------------------------------------------------
  6.38%                                        11/15/03     20,000       20,680,698
===================================================================================
                                                                        203,697,482
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--6.95%

Disc. Notes,(a)
  1.40%                                        04/23/03     21,000       20,956,717
-----------------------------------------------------------------------------------
  1.49%                                        04/23/03     20,000       19,955,981
-----------------------------------------------------------------------------------
  1.29%                                        04/30/03     30,000       29,935,500
-----------------------------------------------------------------------------------
  1.39%                                        05/07/03     25,000       24,935,094
-----------------------------------------------------------------------------------
  1.26%                                        05/14/03     30,000       29,921,992
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.75%                                        04/15/03     50,800       51,063,297
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,316,411
-----------------------------------------------------------------------------------
  3.13%                                        11/15/03     30,000       30,346,837
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     25,000       25,875,150
===================================================================================
                                                                        260,306,979
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--0.90%

Gtd. Floating Rate Notes,(c)
  1.38%                                        01/15/09      7,440        7,440,000
-----------------------------------------------------------------------------------
Gtd. Floating Rate Participation Ctfs.,(c)
  1.38%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.25%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.25%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         33,840,000
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $930,198,364)                                               930,198,364
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $930,198,364)                                   930,198,364
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--75.09%(D)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.37%(e)                                     03/03/03   $175,000   $  175,000,000
-----------------------------------------------------------------------------------
Bank One Capital Markets, Inc.
  1.38%(f)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(g)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(h)                                     03/03/03    833,780      833,780,146
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(i)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(j)                                     03/03/03    503,676      503,676,242
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(k)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.37%(l)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.27%(m)                                     04/15/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(n)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(o)                                     03/03/03    175,000      175,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,812,456,388)                                                 2,812,456,388
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $3,742,654,752)(p)                                                  3,742,654,752
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       3,018,043
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,745,672,795
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discount
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is rate in effect on 02/28/03.

(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rate shown is rate in effect on 02/28/03.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(f) Repurchase agreement entered into 02/28/03 with a maturing value of $175,020,125. Collateralized by $177,911,000 U.S. Government obligations, 0% to 6.00% due 03/03/03 to 06/27/12 with an aggregate market value at 02/28/03 of $178,503,667.
(g) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,556,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(h) Joint repurchase agreement entered into 02/28/03 with a maturing value of $889,087,055. Collateralized by $883,443,000 U.S. Government obligations, 0% to 6.13% due 03/14/03 to 03/15/12 with an aggregate market value at 02/28/03 of $906,768,911.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U.S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.
(j) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(k) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(l) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(m) Term repurchase agreement entered into 01/08/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $107,665,000 U.S. Government obligations, 0% to 6.30% due 06/04/08 to 06/01/17 with a market value at 02/28/03 of $103,000,002.
(n) Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(o) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  930,198,364
----------------------------------------------------------------------------
Repurchase agreements                                          2,812,456,388
----------------------------------------------------------------------------
Interest receivable                                                6,397,563
----------------------------------------------------------------------------
Investment for deferred compensation plan                             28,722
----------------------------------------------------------------------------
Other assets                                                          46,951
============================================================================
    Total assets                                               3,749,127,988
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        3,168,998
----------------------------------------------------------------------------
  Deferred compensation plan                                          28,722
----------------------------------------------------------------------------
Accrued distribution fees                                            182,298
----------------------------------------------------------------------------
Accrued trustees' fees                                                 2,667
----------------------------------------------------------------------------
Accrued transfer agent fees                                           58,029
----------------------------------------------------------------------------
Accrued operating expenses                                            14,479
============================================================================
    Total liabilities                                              3,455,193
============================================================================
Net assets applicable to shares outstanding                   $3,745,672,795
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $2,146,190,051
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  320,943,293
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   18,312,861
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  866,484,072
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,938,585
____________________________________________________________________________
============================================================================
Resource Class                                                $  388,803,933
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            2,146,106,385
____________________________________________________________________________
============================================================================
Private Investment Class                                         320,924,759
____________________________________________________________________________
============================================================================
Personal Investment Class                                         18,311,137
____________________________________________________________________________
============================================================================
Cash Management Class                                            866,448,997
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,937,969
____________________________________________________________________________
============================================================================
Resource Class                                                   388,783,110
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,871,026
=========================================================================

EXPENSES:

Advisory fees                                                   1,586,474
-------------------------------------------------------------------------
Administrative services fees                                      265,457
-------------------------------------------------------------------------
Custodian fees                                                     46,553
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        729,869
-------------------------------------------------------------------------
  Personal Investment Class                                        73,298
-------------------------------------------------------------------------
  Cash Management Class                                           352,006
-------------------------------------------------------------------------
  Reserve Class                                                    28,693
-------------------------------------------------------------------------
  Resource Class                                                  322,858
-------------------------------------------------------------------------
Transfer agent fees                                               255,097
-------------------------------------------------------------------------
Trustees' fees                                                     12,604
-------------------------------------------------------------------------
Other                                                             132,114
=========================================================================
    Total expenses                                              3,805,023
=========================================================================
Less: Fees waived                                                (845,747)
-------------------------------------------------------------------------
    Net expenses                                                2,959,276
=========================================================================
Net investment income                                          21,911,750
=========================================================================
Net realized gain from investment securities                       38,368
=========================================================================
Net increase in net assets resulting from operations          $21,950,118
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                                FEBRUARY 28,        AUGUST 31,
                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   21,911,750     $   51,936,572
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         38,368             49,236
================================================================================================
    Net increase in net assets resulting from operations           21,950,118         51,985,808
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (13,261,856)       (30,505,948)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (1,692,255)        (4,591,840)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                           (92,026)          (299,904)
------------------------------------------------------------------------------------------------
  Cash Management Class                                            (4,778,598)       (10,536,923)
------------------------------------------------------------------------------------------------
  Reserve Class                                                       (18,219)           (92,141)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (2,068,796)        (5,909,816)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             521,433,169        887,537,850
------------------------------------------------------------------------------------------------
  Private Investment Class                                         38,946,674         27,669,844
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (5,480,425)        (1,192,317)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           312,655,423        145,887,444
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (2,943,909)           366,489
------------------------------------------------------------------------------------------------
  Resource Class                                                   78,109,433         17,042,433
================================================================================================
    Net increase in net assets                                    942,758,733      1,077,360,979
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of period                                           2,802,914,062      1,725,553,083
================================================================================================
  End of period                                                $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $3,745,477,125     $2,802,756,760
------------------------------------------------------------------------------------------------
  Undistributed net investment income                                  35,232             35,232
------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          160,438            122,070
================================================================================================
                                                               $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost, which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $394,459.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $265,457 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $235,424 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $437,921, $53,194, $281,605, $24,430 and $258,286, respectively, after Plan fees waived by FMC of $451,288.

    Certain officers and trustees of the Trust are officers and directors AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $3,495 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers multiple classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 28, 2003                      AUGUST 31, 2002
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,967,754,298    $ 7,967,754,298     17,298,300,583    $ 17,298,300,583
---------------------------------------------------------------------------------------------------------
  Private Investment Class          589,169,113        589,169,113        828,282,820         828,282,820
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          99,809,797         99,809,797        135,096,697         135,096,697
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,368,625,584      2,368,625,584      2,636,507,691       2,636,507,691
---------------------------------------------------------------------------------------------------------
  Reserve Class                      39,869,719         39,869,719        139,539,870         139,539,870
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,371,334,743      1,371,334,743      1,988,907,820       1,988,907,820
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,059,811          4,059,811          8,503,654           8,503,654
---------------------------------------------------------------------------------------------------------
  Private Investment Class            1,231,068          1,231,068          4,047,289           4,047,289
---------------------------------------------------------------------------------------------------------
  Personal Investment Class              11,043             11,043             48,802              48,802
---------------------------------------------------------------------------------------------------------
  Cash Management Class               3,493,870          3,493,870          9,068,622           9,068,622
---------------------------------------------------------------------------------------------------------
  Reserve Class                          11,961             11,961             45,169              45,169
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,348,191          1,348,191          3,106,665           3,106,665
=========================================================================================================
Reacquired:
  Institutional Class            (7,450,380,940)    (7,450,380,940)   (16,419,266,387)    (16,419,266,387)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (551,453,507)      (551,453,507)      (804,660,265)       (804,660,265)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class        (105,301,265)      (105,301,265)      (136,337,816)       (136,337,816)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,059,464,031)    (2,059,464,031)    (2,499,688,869)     (2,499,688,869)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (42,825,589)       (42,825,589)      (139,218,550)       (139,218,550)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,294,573,501)    (1,294,573,501)    (1,974,972,052)     (1,974,972,052)
=========================================================================================================
                                    942,720,365    $   942,720,365      1,077,311,743    $  1,077,311,743
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                      CASH MANAGEMENT CLASS
                                  --------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28,       -------------------------------------------
                                      2003             2002        2001        2000       1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00         $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                   0.01             0.02        0.05        0.06       0.05
================================================================================================
Less dividends from net
  investment income                    (0.01)           (0.02)      (0.05)      (0.06)     (0.05)
================================================================================================
Net asset value, end of period      $   1.00         $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                         0.69%            2.01%       5.38%       5.95%      4.98%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $866,484         $553,821    $407,924    $223,495    $85,113
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.20%(b)         0.20%       0.17%       0.15%      0.14%
------------------------------------------------------------------------------------------------
  Without fee waivers                   0.24%(b)         0.25%       0.25%       0.27%      0.30%
================================================================================================
Ratio of net investment income
  to average net assets                 1.37%(b)         1.93%       5.06%       5.94%      4.83%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $709,845,515.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                               INSTITUTIONAL CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary


                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-SAR-1

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                       These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

   As of February 28, 2003, the portfolio's Institutional Class provided competitive performance; its monthly yield was 1.25%, and its seven-day yield was 1.25%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 56-day range; at the close of the reporting period the WAM was 43 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Institutional Class stood at $2.1 billion at the close of the reporting period. (Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                              SEVEN-DAY
                                            MONTHLY YIELD       YIELD

Government & Agency Portfolio                   1.25%           1.25%
Institutional Class

iMoneyNet Money Fund Averages--Trademark--      0.57%           0.56%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--      0.90%           0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase category consists of 59 funds that invest only in T-bills or repurchase agreements (backed by T-bills). The iMoneyNet Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-bills, repurchases or government agency securities.

================================================================================

                                                                     (continued)

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

   Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

MONTHLY YIELD COMPARISON

Six months ended 2/28/03 (Yields are monthly yields for the month-ends shown.)

                                  (LINE CHART)

                                         YIELD

                                          iMONEYNET MONEY FUND      iMONEYNET MONEY FUND
        SHORT-TERM INVESTMENTS TRUST      AVERAGES--TRADEMARK--     AVERAGES--TRADEMARK--
        GOVERNMENT & AGENCY PORTFOLIO   U.S. TREASURY/REPURCHASE        GOVERNMENT
             INSTITUTIONAL CLASS               AGREEMENTS          ONLY/INSTITUTIONS ONLY

9/02                1.73%                         1.03%                      1.37%
10/02               1.73%                         1.03%                      1.36%
11/02               1.44%                         0.77%                      1.13%
12/02               1.34%                         0.68%                      1.03%
1/03                1.27%                         0.62%                      0.94%
2/03                1.25%                         0.57%                      0.9%
========================================================================================

================================================================================

                                  (LINE CHART)

WEIGHTED AVERAGE MATURITY COMPARISON

Six months ended 2/28/03

                                          DAYS

                                          iMONEYNET MONEY FUND      iMONEYNET MONEY FUND
        SHORT-TERM INVESTMENTS TRUST      AVERAGES--TRADEMARK--     AVERAGES--TRADEMARK--
        GOVERNMENT & AGENCY PORTFOLIO   U.S. TREASURY/REPURCHASE        GOVERNMENT
             INSTITUTIONAL CLASS               AGREEMENTS          ONLY/INSTITUTIONS ONLY

9/02                 44                            34                        50
10/02                48                            37                        50
11/02                48                            41                        52
12/02                41                            40                        48
1/03                 40                            39                        48
2/03                 43                            36                        48

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered
Trademark--for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark--for monthly yields.
========================================================================================

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--24.83%

FEDERAL FARM CREDIT BANK--0.82%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,729,506
===================================================================================
FEDERAL HOME LOAN BANK--10.72%

Debentures,
  4.50%                                        04/25/03     12,000       12,043,313
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,115,284
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,997,742
-----------------------------------------------------------------------------------
  1.50%                                        11/06/03     20,000       19,995,205
-----------------------------------------------------------------------------------
  1.81%                                        11/12/03     15,000       15,000,000
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,109,710
-----------------------------------------------------------------------------------
  1.60%                                        02/06/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        02/17/04     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.42%                                        02/25/04     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.40%                                        03/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.45%                                        03/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Disc. Notes,(a)
  1.23%                                        05/20/03     49,995       49,858,347
-----------------------------------------------------------------------------------
  1.26%                                        07/07/03     23,098       22,994,357
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.25%(b)                                     09/15/03     25,000       24,993,242
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,517,197
===================================================================================
                                                                        401,624,397
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.44%

Disc. Notes,(a)
  1.25%                                        05/02/03   $ 23,000   $   22,950,486
-----------------------------------------------------------------------------------
  1.22%                                        05/08/03     40,000       39,907,822
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  4.75%                                        03/15/03     12,800       12,816,935
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03    106,108      107,341,541
-----------------------------------------------------------------------------------
  6.38%                                        11/15/03     20,000       20,680,698
===================================================================================
                                                                        203,697,482
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--6.95%

Disc. Notes,(a)
  1.40%                                        04/23/03     21,000       20,956,717
-----------------------------------------------------------------------------------
  1.49%                                        04/23/03     20,000       19,955,981
-----------------------------------------------------------------------------------
  1.29%                                        04/30/03     30,000       29,935,500
-----------------------------------------------------------------------------------
  1.39%                                        05/07/03     25,000       24,935,094
-----------------------------------------------------------------------------------
  1.26%                                        05/14/03     30,000       29,921,992
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.75%                                        04/15/03     50,800       51,063,297
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,316,411
-----------------------------------------------------------------------------------
  3.13%                                        11/15/03     30,000       30,346,837
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     25,000       25,875,150
===================================================================================
                                                                        260,306,979
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--0.90%

Gtd. Floating Rate Notes,(c)
  1.38%                                        01/15/09      7,440        7,440,000
-----------------------------------------------------------------------------------
Gtd. Floating Rate Participation Ctfs.,(c)
  1.38%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.25%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.25%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         33,840,000
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $930,198,364)                                               930,198,364
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $930,198,364)                                   930,198,364
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--75.09%(D)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.37%(e)                                     03/03/03   $175,000   $  175,000,000
-----------------------------------------------------------------------------------
Bank One Capital Markets, Inc.
  1.38%(f)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(g)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(h)                                     03/03/03    833,780      833,780,146
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(i)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(j)                                     03/03/03    503,676      503,676,242
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(k)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.37%(l)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.27%(m)                                     04/15/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(n)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(o)                                     03/03/03    175,000      175,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,812,456,388)                                                 2,812,456,388
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $3,742,654,752)(p)                                                  3,742,654,752
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       3,018,043
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,745,672,795
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discount
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is rate in effect on 02/28/03.

(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rate shown is rate in effect on 02/28/03.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(f) Repurchase agreement entered into 02/28/03 with a maturing value of $175,020,125. Collateralized by $177,911,000 U.S. Government obligations, 0% to 6.00% due 03/03/03 to 06/27/12 with an aggregate market value at 02/28/03 of $178,503,667.
(g) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,556,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(h) Joint repurchase agreement entered into 02/28/03 with a maturing value of $889,087,055. Collateralized by $883,443,000 U.S. Government obligations, 0% to 6.13% due 03/14/03 to 03/15/12 with an aggregate market value at 02/28/03 of $906,768,911.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U.S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.
(j) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(k) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(l) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(m) Term repurchase agreement entered into 01/08/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $107,665,000 U.S. Government obligations, 0% to 6.30% due 06/04/08 to 06/01/17 with a market value at 02/28/03 of $103,000,002.
(n) Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(o) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  930,198,364
----------------------------------------------------------------------------
Repurchase agreements                                          2,812,456,388
----------------------------------------------------------------------------
Interest receivable                                                6,397,563
----------------------------------------------------------------------------
Investment for deferred compensation plan                             28,722
----------------------------------------------------------------------------
Other assets                                                          46,951
============================================================================
    Total assets                                               3,749,127,988
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        3,168,998
----------------------------------------------------------------------------
  Deferred compensation plan                                          28,722
----------------------------------------------------------------------------
Accrued distribution fees                                            182,298
----------------------------------------------------------------------------
Accrued trustees' fees                                                 2,667
----------------------------------------------------------------------------
Accrued transfer agent fees                                           58,029
----------------------------------------------------------------------------
Accrued operating expenses                                            14,479
============================================================================
    Total liabilities                                              3,455,193
============================================================================
Net assets applicable to shares outstanding                   $3,745,672,795
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $2,146,190,051
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  320,943,293
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   18,312,861
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  866,484,072
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,938,585
____________________________________________________________________________
============================================================================
Resource Class                                                $  388,803,933
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            2,146,106,385
____________________________________________________________________________
============================================================================
Private Investment Class                                         320,924,759
____________________________________________________________________________
============================================================================
Personal Investment Class                                         18,311,137
____________________________________________________________________________
============================================================================
Cash Management Class                                            866,448,997
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,937,969
____________________________________________________________________________
============================================================================
Resource Class                                                   388,783,110
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,871,026
=========================================================================

EXPENSES:

Advisory fees                                                   1,586,474
-------------------------------------------------------------------------
Administrative services fees                                      265,457
-------------------------------------------------------------------------
Custodian fees                                                     46,553
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        729,869
-------------------------------------------------------------------------
  Personal Investment Class                                        73,298
-------------------------------------------------------------------------
  Cash Management Class                                           352,006
-------------------------------------------------------------------------
  Reserve Class                                                    28,693
-------------------------------------------------------------------------
  Resource Class                                                  322,858
-------------------------------------------------------------------------
Transfer agent fees                                               255,097
-------------------------------------------------------------------------
Trustees' fees                                                     12,604
-------------------------------------------------------------------------
Other                                                             132,114
=========================================================================
    Total expenses                                              3,805,023
=========================================================================
Less: Fees waived                                                (845,747)
-------------------------------------------------------------------------
    Net expenses                                                2,959,276
=========================================================================
Net investment income                                          21,911,750
=========================================================================
Net realized gain from investment securities                       38,368
=========================================================================
Net increase in net assets resulting from operations          $21,950,118
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                                FEBRUARY 28,        AUGUST 31,
                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   21,911,750     $   51,936,572
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         38,368             49,236
================================================================================================
    Net increase in net assets resulting from operations           21,950,118         51,985,808
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (13,261,856)       (30,505,948)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (1,692,255)        (4,591,840)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                           (92,026)          (299,904)
------------------------------------------------------------------------------------------------
  Cash Management Class                                            (4,778,598)       (10,536,923)
------------------------------------------------------------------------------------------------
  Reserve Class                                                       (18,219)           (92,141)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (2,068,796)        (5,909,816)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             521,433,169        887,537,850
------------------------------------------------------------------------------------------------
  Private Investment Class                                         38,946,674         27,669,844
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (5,480,425)        (1,192,317)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           312,655,423        145,887,444
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (2,943,909)           366,489
------------------------------------------------------------------------------------------------
  Resource Class                                                   78,109,433         17,042,433
================================================================================================
    Net increase in net assets                                    942,758,733      1,077,360,979
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of period                                           2,802,914,062      1,725,553,083
================================================================================================
  End of period                                                $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $3,745,477,125     $2,802,756,760
------------------------------------------------------------------------------------------------
  Undistributed net investment income                                  35,232             35,232
------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          160,438            122,070
================================================================================================
                                                               $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost, which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $394,459.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $265,457 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $235,424 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $437,921, $53,194, $281,605, $24,430 and $258,286, respectively, after Plan fees waived by FMC of $451,288.

    Certain officers and trustees of the Trust are officers and directors AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $3,495 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers multiple classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 28, 2003                      AUGUST 31, 2002
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,967,754,298    $ 7,967,754,298     17,298,300,583    $ 17,298,300,583
---------------------------------------------------------------------------------------------------------
  Private Investment Class          589,169,113        589,169,113        828,282,820         828,282,820
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          99,809,797         99,809,797        135,096,697         135,096,697
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,368,625,584      2,368,625,584      2,636,507,691       2,636,507,691
---------------------------------------------------------------------------------------------------------
  Reserve Class                      39,869,719         39,869,719        139,539,870         139,539,870
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,371,334,743      1,371,334,743      1,988,907,820       1,988,907,820
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,059,811          4,059,811          8,503,654           8,503,654
---------------------------------------------------------------------------------------------------------
  Private Investment Class            1,231,068          1,231,068          4,047,289           4,047,289
---------------------------------------------------------------------------------------------------------
  Personal Investment Class              11,043             11,043             48,802              48,802
---------------------------------------------------------------------------------------------------------
  Cash Management Class               3,493,870          3,493,870          9,068,622           9,068,622
---------------------------------------------------------------------------------------------------------
  Reserve Class                          11,961             11,961             45,169              45,169
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,348,191          1,348,191          3,106,665           3,106,665
=========================================================================================================
Reacquired:
  Institutional Class            (7,450,380,940)    (7,450,380,940)   (16,419,266,387)    (16,419,266,387)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (551,453,507)      (551,453,507)      (804,660,265)       (804,660,265)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class        (105,301,265)      (105,301,265)      (136,337,816)       (136,337,816)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,059,464,031)    (2,059,464,031)    (2,499,688,869)     (2,499,688,869)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (42,825,589)       (42,825,589)      (139,218,550)       (139,218,550)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,294,573,501)    (1,294,573,501)    (1,974,972,052)     (1,974,972,052)
=========================================================================================================
                                    942,720,365    $   942,720,365      1,077,311,743    $  1,077,311,743
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        INSTITUTIONAL CLASS
                                 -----------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                       YEAR ENDED AUGUST 31,
                                 FEBRUARY 28,       ----------------------------------------------
                                     2003              2002         2001        2000        1999
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00        $     1.00    $   1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                   0.01              0.02        0.05        0.06        0.05
==================================================================================================
Less dividends from net
  investment income                    (0.01)            (0.02)      (0.05)      (0.06)      (0.05)
==================================================================================================
Net asset value, end of period    $     1.00        $     1.00    $   1.00    $   1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                         0.73%             2.09%       5.47%       6.03%       5.07%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $2,146,190        $1,624,735    $737,168    $399,390    $139,860
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                      0.12%(b)          0.12%       0.09%       0.07%       0.06%
--------------------------------------------------------------------------------------------------
  Without fee waivers                   0.14%(b)          0.15%       0.15%       0.17%       0.20%
==================================================================================================
Ratio of net investment income
  to average net assets                 1.45%(b)          2.01%       5.14%       6.02%       4.91%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,844,003,137.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                            PERSONAL INVESTMENT CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--


                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street

                               New York, NY 10286
                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.






GAP-SAR-5

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

                        As the end of the six-month reporting period arrived on
(PHOTO OF           February 28, 2003, the U.S. economy continued to grow,
ROBERT H.           although the growth was uneven and uncertain. Gross domestic
GRAHAM)             product, the broadest measure of U.S. economic activity,
                    grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                        These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Personal Investment Class provided competitive performance; its monthly yield was 0.70%, and its seven-day yield was 0.70%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 56-day range; at the close of the reporting period the WAM was 43 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Personal Investment Class stood at $18.3 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

================================================================================

YIELDS AS OF 2/28/03

                                                                   SEVEN-DAY
                                                MONTHLY YIELD       YIELD

Government & Agency Portfolio                        0.70%            0.70%
Personal Investment Class
iMoneyNet Money Fund Averages--Trademark--           0.57%            0.56%
U.S. Treasury/Repurchases
iMoneyNet Money Fund Averages--Trademark--           0.90%            0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase category consists of 59 funds that invest only in T-bills or repurchase agreements (backed by T-bills). The iMoneyNet Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-bills, repurchases or government agency securities.
================================================================================

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

                                                                     (continued)

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--24.83%

FEDERAL FARM CREDIT BANK--0.82%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,729,506
===================================================================================
FEDERAL HOME LOAN BANK--10.72%

Debentures,
  4.50%                                        04/25/03     12,000       12,043,313
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,115,284
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,997,742
-----------------------------------------------------------------------------------
  1.50%                                        11/06/03     20,000       19,995,205
-----------------------------------------------------------------------------------
  1.81%                                        11/12/03     15,000       15,000,000
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,109,710
-----------------------------------------------------------------------------------
  1.60%                                        02/06/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        02/17/04     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.42%                                        02/25/04     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.40%                                        03/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.45%                                        03/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Disc. Notes,(a)
  1.23%                                        05/20/03     49,995       49,858,347
-----------------------------------------------------------------------------------
  1.26%                                        07/07/03     23,098       22,994,357
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.25%(b)                                     09/15/03     25,000       24,993,242
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,517,197
===================================================================================
                                                                        401,624,397
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.44%

Disc. Notes,(a)
  1.25%                                        05/02/03   $ 23,000   $   22,950,486
-----------------------------------------------------------------------------------
  1.22%                                        05/08/03     40,000       39,907,822
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  4.75%                                        03/15/03     12,800       12,816,935
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03    106,108      107,341,541
-----------------------------------------------------------------------------------
  6.38%                                        11/15/03     20,000       20,680,698
===================================================================================
                                                                        203,697,482
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--6.95%

Disc. Notes,(a)
  1.40%                                        04/23/03     21,000       20,956,717
-----------------------------------------------------------------------------------
  1.49%                                        04/23/03     20,000       19,955,981
-----------------------------------------------------------------------------------
  1.29%                                        04/30/03     30,000       29,935,500
-----------------------------------------------------------------------------------
  1.39%                                        05/07/03     25,000       24,935,094
-----------------------------------------------------------------------------------
  1.26%                                        05/14/03     30,000       29,921,992
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.75%                                        04/15/03     50,800       51,063,297
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,316,411
-----------------------------------------------------------------------------------
  3.13%                                        11/15/03     30,000       30,346,837
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     25,000       25,875,150
===================================================================================
                                                                        260,306,979
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--0.90%

Gtd. Floating Rate Notes,(c)
  1.38%                                        01/15/09      7,440        7,440,000
-----------------------------------------------------------------------------------
Gtd. Floating Rate Participation Ctfs.,(c)
  1.38%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.25%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.25%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         33,840,000
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $930,198,364)                                               930,198,364
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $930,198,364)                                   930,198,364
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--75.09%(D)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.37%(e)                                     03/03/03   $175,000   $  175,000,000
-----------------------------------------------------------------------------------
Bank One Capital Markets, Inc.
  1.38%(f)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(g)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(h)                                     03/03/03    833,780      833,780,146
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(i)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(j)                                     03/03/03    503,676      503,676,242
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(k)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.37%(l)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.27%(m)                                     04/15/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(n)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(o)                                     03/03/03    175,000      175,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,812,456,388)                                                 2,812,456,388
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $3,742,654,752)(p)                                                  3,742,654,752
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       3,018,043
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,745,672,795
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discount
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is rate in effect on 02/28/03.

(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rate shown is rate in effect on 02/28/03.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(f) Repurchase agreement entered into 02/28/03 with a maturing value of $175,020,125. Collateralized by $177,911,000 U.S. Government obligations, 0% to 6.00% due 03/03/03 to 06/27/12 with an aggregate market value at 02/28/03 of $178,503,667.
(g) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,556,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(h) Joint repurchase agreement entered into 02/28/03 with a maturing value of $889,087,055. Collateralized by $883,443,000 U.S. Government obligations, 0% to 6.13% due 03/14/03 to 03/15/12 with an aggregate market value at 02/28/03 of $906,768,911.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U.S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.
(j) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(k) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(l) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(m) Term repurchase agreement entered into 01/08/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $107,665,000 U.S. Government obligations, 0% to 6.30% due 06/04/08 to 06/01/17 with a market value at 02/28/03 of $103,000,002.
(n) Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(o) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  930,198,364
----------------------------------------------------------------------------
Repurchase agreements                                          2,812,456,388
----------------------------------------------------------------------------
Interest receivable                                                6,397,563
----------------------------------------------------------------------------
Investment for deferred compensation plan                             28,722
----------------------------------------------------------------------------
Other assets                                                          46,951
============================================================================
    Total assets                                               3,749,127,988
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        3,168,998
----------------------------------------------------------------------------
  Deferred compensation plan                                          28,722
----------------------------------------------------------------------------
Accrued distribution fees                                            182,298
----------------------------------------------------------------------------
Accrued trustees' fees                                                 2,667
----------------------------------------------------------------------------
Accrued transfer agent fees                                           58,029
----------------------------------------------------------------------------
Accrued operating expenses                                            14,479
============================================================================
    Total liabilities                                              3,455,193
============================================================================
Net assets applicable to shares outstanding                   $3,745,672,795
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $2,146,190,051
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  320,943,293
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   18,312,861
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  866,484,072
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,938,585
____________________________________________________________________________
============================================================================
Resource Class                                                $  388,803,933
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            2,146,106,385
____________________________________________________________________________
============================================================================
Private Investment Class                                         320,924,759
____________________________________________________________________________
============================================================================
Personal Investment Class                                         18,311,137
____________________________________________________________________________
============================================================================
Cash Management Class                                            866,448,997
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,937,969
____________________________________________________________________________
============================================================================
Resource Class                                                   388,783,110
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,871,026
=========================================================================

EXPENSES:

Advisory fees                                                   1,586,474
-------------------------------------------------------------------------
Administrative services fees                                      265,457
-------------------------------------------------------------------------
Custodian fees                                                     46,553
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        729,869
-------------------------------------------------------------------------
  Personal Investment Class                                        73,298
-------------------------------------------------------------------------
  Cash Management Class                                           352,006
-------------------------------------------------------------------------
  Reserve Class                                                    28,693
-------------------------------------------------------------------------
  Resource Class                                                  322,858
-------------------------------------------------------------------------
Transfer agent fees                                               255,097
-------------------------------------------------------------------------
Trustees' fees                                                     12,604
-------------------------------------------------------------------------
Other                                                             132,114
=========================================================================
    Total expenses                                              3,805,023
=========================================================================
Less: Fees waived                                                (845,747)
-------------------------------------------------------------------------
    Net expenses                                                2,959,276
=========================================================================
Net investment income                                          21,911,750
=========================================================================
Net realized gain from investment securities                       38,368
=========================================================================
Net increase in net assets resulting from operations          $21,950,118
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                                FEBRUARY 28,        AUGUST 31,
                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   21,911,750     $   51,936,572
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         38,368             49,236
================================================================================================
    Net increase in net assets resulting from operations           21,950,118         51,985,808
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (13,261,856)       (30,505,948)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (1,692,255)        (4,591,840)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                           (92,026)          (299,904)
------------------------------------------------------------------------------------------------
  Cash Management Class                                            (4,778,598)       (10,536,923)
------------------------------------------------------------------------------------------------
  Reserve Class                                                       (18,219)           (92,141)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (2,068,796)        (5,909,816)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             521,433,169        887,537,850
------------------------------------------------------------------------------------------------
  Private Investment Class                                         38,946,674         27,669,844
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (5,480,425)        (1,192,317)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           312,655,423        145,887,444
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (2,943,909)           366,489
------------------------------------------------------------------------------------------------
  Resource Class                                                   78,109,433         17,042,433
================================================================================================
    Net increase in net assets                                    942,758,733      1,077,360,979
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of period                                           2,802,914,062      1,725,553,083
================================================================================================
  End of period                                                $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $3,745,477,125     $2,802,756,760
------------------------------------------------------------------------------------------------
  Undistributed net investment income                                  35,232             35,232
------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          160,438            122,070
================================================================================================
                                                               $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost, which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $394,459.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $265,457 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $235,424 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $437,921, $53,194, $281,605, $24,430 and $258,286, respectively, after Plan fees waived by FMC of $451,288.

    Certain officers and trustees of the Trust are officers and directors AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $3,495 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers multiple classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 28, 2003                      AUGUST 31, 2002
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,967,754,298    $ 7,967,754,298     17,298,300,583    $ 17,298,300,583
---------------------------------------------------------------------------------------------------------
  Private Investment Class          589,169,113        589,169,113        828,282,820         828,282,820
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          99,809,797         99,809,797        135,096,697         135,096,697
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,368,625,584      2,368,625,584      2,636,507,691       2,636,507,691
---------------------------------------------------------------------------------------------------------
  Reserve Class                      39,869,719         39,869,719        139,539,870         139,539,870
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,371,334,743      1,371,334,743      1,988,907,820       1,988,907,820
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,059,811          4,059,811          8,503,654           8,503,654
---------------------------------------------------------------------------------------------------------
  Private Investment Class            1,231,068          1,231,068          4,047,289           4,047,289
---------------------------------------------------------------------------------------------------------
  Personal Investment Class              11,043             11,043             48,802              48,802
---------------------------------------------------------------------------------------------------------
  Cash Management Class               3,493,870          3,493,870          9,068,622           9,068,622
---------------------------------------------------------------------------------------------------------
  Reserve Class                          11,961             11,961             45,169              45,169
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,348,191          1,348,191          3,106,665           3,106,665
=========================================================================================================
Reacquired:
  Institutional Class            (7,450,380,940)    (7,450,380,940)   (16,419,266,387)    (16,419,266,387)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (551,453,507)      (551,453,507)      (804,660,265)       (804,660,265)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class        (105,301,265)      (105,301,265)      (136,337,816)       (136,337,816)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,059,464,031)    (2,059,464,031)    (2,499,688,869)     (2,499,688,869)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (42,825,589)       (42,825,589)      (139,218,550)       (139,218,550)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,294,573,501)    (1,294,573,501)    (1,974,972,052)     (1,974,972,052)
=========================================================================================================
                                    942,720,365    $   942,720,365      1,077,311,743    $  1,077,311,743
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         PERSONAL CLASS
                                 --------------------------------------------------------------
                                  SIX MONTHS            YEAR ENDED          JANUARY 31, 2000
                                    ENDED               AUGUST 31,       (DATE SALES COMMENCED)
                                 FEBRUARY 28,       ------------------       TO AUGUST 31,
                                     2003            2002       2001              2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $  1.00          $  1.00    $  1.00          $  1.00
-----------------------------------------------------------------------------------------------
Net investment income                0.004             0.02(a)    0.05             0.03
===============================================================================================
Less dividends from net
  investment income                 (0.004)           (0.02)     (0.05)           (0.03)
===============================================================================================
Net asset value, end of period     $  1.00          $  1.00    $  1.00          $  1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                       0.46%            1.58%      4.94%            3.38%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $18,313          $23,793    $24,985          $14,426
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                    0.66%(c)         0.62%      0.59%            0.57%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers                 0.89%(c)         0.90%      0.90%            0.92%(d)
===============================================================================================
Ratio of net investment income
  to average net assets               0.91%(c)         1.51%      4.64%            5.52%(d)
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $19,708,113.
(d)  Annualized.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

           This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-SAR-2

(AIM INVESTMENTS LOGO APPEARS HERE)
         --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                       These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

   As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

   As of February 28, 2003, the portfolio's Private Investment Class provided competitive performance; its monthly yield was 0.95%, and its seven-day yield was 0.95%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 56-day range; at the close of the reporting period the WAM was 43 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Private Investment Class stood at $320.9 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                            SEVEN-DAY
                                           MONTHLY YIELD      YIELD

Government & Agency Portfolio                   0.95%         0.95%
Private Investment Class

iMoneyNet Money Fund Averages--Trademark--      0.57%         0.56%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--      0.90%         0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase category consists of 59 funds that invest only in T-bills or repurchase agreements (backed by T-bills). The iMoneyNet Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-bills, repurchases or government agency securities.

================================================================================

                                                                     (continued)

   The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

   Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--24.83%

FEDERAL FARM CREDIT BANK--0.82%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,729,506
===================================================================================
FEDERAL HOME LOAN BANK--10.72%

Debentures,
  4.50%                                        04/25/03     12,000       12,043,313
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,115,284
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,997,742
-----------------------------------------------------------------------------------
  1.50%                                        11/06/03     20,000       19,995,205
-----------------------------------------------------------------------------------
  1.81%                                        11/12/03     15,000       15,000,000
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,109,710
-----------------------------------------------------------------------------------
  1.60%                                        02/06/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        02/17/04     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.42%                                        02/25/04     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.40%                                        03/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.45%                                        03/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Disc. Notes,(a)
  1.23%                                        05/20/03     49,995       49,858,347
-----------------------------------------------------------------------------------
  1.26%                                        07/07/03     23,098       22,994,357
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.25%(b)                                     09/15/03     25,000       24,993,242
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,517,197
===================================================================================
                                                                        401,624,397
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.44%

Disc. Notes,(a)
  1.25%                                        05/02/03   $ 23,000   $   22,950,486
-----------------------------------------------------------------------------------
  1.22%                                        05/08/03     40,000       39,907,822
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  4.75%                                        03/15/03     12,800       12,816,935
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03    106,108      107,341,541
-----------------------------------------------------------------------------------
  6.38%                                        11/15/03     20,000       20,680,698
===================================================================================
                                                                        203,697,482
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--6.95%

Disc. Notes,(a)
  1.40%                                        04/23/03     21,000       20,956,717
-----------------------------------------------------------------------------------
  1.49%                                        04/23/03     20,000       19,955,981
-----------------------------------------------------------------------------------
  1.29%                                        04/30/03     30,000       29,935,500
-----------------------------------------------------------------------------------
  1.39%                                        05/07/03     25,000       24,935,094
-----------------------------------------------------------------------------------
  1.26%                                        05/14/03     30,000       29,921,992
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.75%                                        04/15/03     50,800       51,063,297
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,316,411
-----------------------------------------------------------------------------------
  3.13%                                        11/15/03     30,000       30,346,837
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     25,000       25,875,150
===================================================================================
                                                                        260,306,979
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--0.90%

Gtd. Floating Rate Notes,(c)
  1.38%                                        01/15/09      7,440        7,440,000
-----------------------------------------------------------------------------------
Gtd. Floating Rate Participation Ctfs.,(c)
  1.38%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.25%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.25%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         33,840,000
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $930,198,364)                                               930,198,364
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $930,198,364)                                   930,198,364
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--75.09%(D)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.37%(e)                                     03/03/03   $175,000   $  175,000,000
-----------------------------------------------------------------------------------
Bank One Capital Markets, Inc.
  1.38%(f)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(g)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(h)                                     03/03/03    833,780      833,780,146
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(i)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(j)                                     03/03/03    503,676      503,676,242
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(k)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.37%(l)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.27%(m)                                     04/15/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(n)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(o)                                     03/03/03    175,000      175,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,812,456,388)                                                 2,812,456,388
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $3,742,654,752)(p)                                                  3,742,654,752
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       3,018,043
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,745,672,795
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discount
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is rate in effect on 02/28/03.

(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rate shown is rate in effect on 02/28/03.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(f) Repurchase agreement entered into 02/28/03 with a maturing value of $175,020,125. Collateralized by $177,911,000 U.S. Government obligations, 0% to 6.00% due 03/03/03 to 06/27/12 with an aggregate market value at 02/28/03 of $178,503,667.
(g) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,556,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(h) Joint repurchase agreement entered into 02/28/03 with a maturing value of $889,087,055. Collateralized by $883,443,000 U.S. Government obligations, 0% to 6.13% due 03/14/03 to 03/15/12 with an aggregate market value at 02/28/03 of $906,768,911.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U.S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.
(j) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(k) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(l) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(m) Term repurchase agreement entered into 01/08/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $107,665,000 U.S. Government obligations, 0% to 6.30% due 06/04/08 to 06/01/17 with a market value at 02/28/03 of $103,000,002.
(n) Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(o) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  930,198,364
----------------------------------------------------------------------------
Repurchase agreements                                          2,812,456,388
----------------------------------------------------------------------------
Interest receivable                                                6,397,563
----------------------------------------------------------------------------
Investment for deferred compensation plan                             28,722
----------------------------------------------------------------------------
Other assets                                                          46,951
============================================================================
    Total assets                                               3,749,127,988
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        3,168,998
----------------------------------------------------------------------------
  Deferred compensation plan                                          28,722
----------------------------------------------------------------------------
Accrued distribution fees                                            182,298
----------------------------------------------------------------------------
Accrued trustees' fees                                                 2,667
----------------------------------------------------------------------------
Accrued transfer agent fees                                           58,029
----------------------------------------------------------------------------
Accrued operating expenses                                            14,479
============================================================================
    Total liabilities                                              3,455,193
============================================================================
Net assets applicable to shares outstanding                   $3,745,672,795
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $2,146,190,051
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  320,943,293
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   18,312,861
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  866,484,072
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,938,585
____________________________________________________________________________
============================================================================
Resource Class                                                $  388,803,933
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            2,146,106,385
____________________________________________________________________________
============================================================================
Private Investment Class                                         320,924,759
____________________________________________________________________________
============================================================================
Personal Investment Class                                         18,311,137
____________________________________________________________________________
============================================================================
Cash Management Class                                            866,448,997
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,937,969
____________________________________________________________________________
============================================================================
Resource Class                                                   388,783,110
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,871,026
=========================================================================

EXPENSES:

Advisory fees                                                   1,586,474
-------------------------------------------------------------------------
Administrative services fees                                      265,457
-------------------------------------------------------------------------
Custodian fees                                                     46,553
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        729,869
-------------------------------------------------------------------------
  Personal Investment Class                                        73,298
-------------------------------------------------------------------------
  Cash Management Class                                           352,006
-------------------------------------------------------------------------
  Reserve Class                                                    28,693
-------------------------------------------------------------------------
  Resource Class                                                  322,858
-------------------------------------------------------------------------
Transfer agent fees                                               255,097
-------------------------------------------------------------------------
Trustees' fees                                                     12,604
-------------------------------------------------------------------------
Other                                                             132,114
=========================================================================
    Total expenses                                              3,805,023
=========================================================================
Less: Fees waived                                                (845,747)
-------------------------------------------------------------------------
    Net expenses                                                2,959,276
=========================================================================
Net investment income                                          21,911,750
=========================================================================
Net realized gain from investment securities                       38,368
=========================================================================
Net increase in net assets resulting from operations          $21,950,118
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                                FEBRUARY 28,        AUGUST 31,
                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   21,911,750     $   51,936,572
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         38,368             49,236
================================================================================================
    Net increase in net assets resulting from operations           21,950,118         51,985,808
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (13,261,856)       (30,505,948)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (1,692,255)        (4,591,840)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                           (92,026)          (299,904)
------------------------------------------------------------------------------------------------
  Cash Management Class                                            (4,778,598)       (10,536,923)
------------------------------------------------------------------------------------------------
  Reserve Class                                                       (18,219)           (92,141)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (2,068,796)        (5,909,816)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             521,433,169        887,537,850
------------------------------------------------------------------------------------------------
  Private Investment Class                                         38,946,674         27,669,844
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (5,480,425)        (1,192,317)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           312,655,423        145,887,444
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (2,943,909)           366,489
------------------------------------------------------------------------------------------------
  Resource Class                                                   78,109,433         17,042,433
================================================================================================
    Net increase in net assets                                    942,758,733      1,077,360,979
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of period                                           2,802,914,062      1,725,553,083
================================================================================================
  End of period                                                $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $3,745,477,125     $2,802,756,760
------------------------------------------------------------------------------------------------
  Undistributed net investment income                                  35,232             35,232
------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          160,438            122,070
================================================================================================
                                                               $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost, which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $394,459.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $265,457 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $235,424 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $437,921, $53,194, $281,605, $24,430 and $258,286, respectively, after Plan fees waived by FMC of $451,288.

    Certain officers and trustees of the Trust are officers and directors AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $3,495 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers multiple classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 28, 2003                      AUGUST 31, 2002
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,967,754,298    $ 7,967,754,298     17,298,300,583    $ 17,298,300,583
---------------------------------------------------------------------------------------------------------
  Private Investment Class          589,169,113        589,169,113        828,282,820         828,282,820
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          99,809,797         99,809,797        135,096,697         135,096,697
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,368,625,584      2,368,625,584      2,636,507,691       2,636,507,691
---------------------------------------------------------------------------------------------------------
  Reserve Class                      39,869,719         39,869,719        139,539,870         139,539,870
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,371,334,743      1,371,334,743      1,988,907,820       1,988,907,820
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,059,811          4,059,811          8,503,654           8,503,654
---------------------------------------------------------------------------------------------------------
  Private Investment Class            1,231,068          1,231,068          4,047,289           4,047,289
---------------------------------------------------------------------------------------------------------
  Personal Investment Class              11,043             11,043             48,802              48,802
---------------------------------------------------------------------------------------------------------
  Cash Management Class               3,493,870          3,493,870          9,068,622           9,068,622
---------------------------------------------------------------------------------------------------------
  Reserve Class                          11,961             11,961             45,169              45,169
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,348,191          1,348,191          3,106,665           3,106,665
=========================================================================================================
Reacquired:
  Institutional Class            (7,450,380,940)    (7,450,380,940)   (16,419,266,387)    (16,419,266,387)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (551,453,507)      (551,453,507)      (804,660,265)       (804,660,265)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class        (105,301,265)      (105,301,265)      (136,337,816)       (136,337,816)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,059,464,031)    (2,059,464,031)    (2,499,688,869)     (2,499,688,869)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (42,825,589)       (42,825,589)      (139,218,550)       (139,218,550)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,294,573,501)    (1,294,573,501)    (1,974,972,052)     (1,974,972,052)
=========================================================================================================
                                    942,720,365    $   942,720,365      1,077,311,743    $  1,077,311,743
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     PRIVATE INVESTMENT CLASS
                                  --------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28,       -------------------------------------------
                                      2003             2002        2001        2000       1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00         $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                   0.01             0.02        0.05        0.06       0.05
================================================================================================
Less dividends from net
  investment income                    (0.01)           (0.02)      (0.05)      (0.06)     (0.05)
================================================================================================
Net asset value, end of period      $   1.00         $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                         0.58%            1.78%       5.15%       5.71%      4.75%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $320,943         $281,993    $254,318    $109,496    $45,528
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.42%(b)         0.42%       0.39%       0.37%      0.36%
------------------------------------------------------------------------------------------------
  Without fee waivers                   0.64%(b)         0.65%       0.65%       0.67%      0.70%
================================================================================================
Ratio of net investment income
  to average net assets                 1.15%(b)         1.71%       4.84%       5.72%      4.62%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $294,367,063.

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                                  RESERVE CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--


                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.



GAP-SAR-6

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    Dear Shareholder:

                    As the end of the six-month reporting period arrived on
(PHOTO OF           February 28, 2003, the U.S. economy continued to grow,
ROBERT H.           although the growth was uneven and uncertain. Gross domestic
GRAHAM)             product, the broadest measure of U.S. economic activity,
                    grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                    These mixed economic data prompted the U.S. Federal Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during 2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.7% in January).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Reserve Class provided monthly yield of 0.38%, and seven-day yield of 0.38%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 56-day range; at the close of the reporting period the WAM was 43 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Reserve Class stood at $4.9 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

                                                                     (continued)

    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.



Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--24.83%

FEDERAL FARM CREDIT BANK--0.82%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,729,506
===================================================================================
FEDERAL HOME LOAN BANK--10.72%

Debentures,
  4.50%                                        04/25/03     12,000       12,043,313
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,115,284
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,997,742
-----------------------------------------------------------------------------------
  1.50%                                        11/06/03     20,000       19,995,205
-----------------------------------------------------------------------------------
  1.81%                                        11/12/03     15,000       15,000,000
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,109,710
-----------------------------------------------------------------------------------
  1.60%                                        02/06/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        02/17/04     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.42%                                        02/25/04     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.40%                                        03/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.45%                                        03/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Disc. Notes,(a)
  1.23%                                        05/20/03     49,995       49,858,347
-----------------------------------------------------------------------------------
  1.26%                                        07/07/03     23,098       22,994,357
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.25%(b)                                     09/15/03     25,000       24,993,242
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,517,197
===================================================================================
                                                                        401,624,397
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.44%

Disc. Notes,(a)
  1.25%                                        05/02/03   $ 23,000   $   22,950,486
-----------------------------------------------------------------------------------
  1.22%                                        05/08/03     40,000       39,907,822
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  4.75%                                        03/15/03     12,800       12,816,935
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03    106,108      107,341,541
-----------------------------------------------------------------------------------
  6.38%                                        11/15/03     20,000       20,680,698
===================================================================================
                                                                        203,697,482
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--6.95%

Disc. Notes,(a)
  1.40%                                        04/23/03     21,000       20,956,717
-----------------------------------------------------------------------------------
  1.49%                                        04/23/03     20,000       19,955,981
-----------------------------------------------------------------------------------
  1.29%                                        04/30/03     30,000       29,935,500
-----------------------------------------------------------------------------------
  1.39%                                        05/07/03     25,000       24,935,094
-----------------------------------------------------------------------------------
  1.26%                                        05/14/03     30,000       29,921,992
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.75%                                        04/15/03     50,800       51,063,297
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,316,411
-----------------------------------------------------------------------------------
  3.13%                                        11/15/03     30,000       30,346,837
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     25,000       25,875,150
===================================================================================
                                                                        260,306,979
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--0.90%

Gtd. Floating Rate Notes,(c)
  1.38%                                        01/15/09      7,440        7,440,000
-----------------------------------------------------------------------------------
Gtd. Floating Rate Participation Ctfs.,(c)
  1.38%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.25%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.25%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         33,840,000
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $930,198,364)                                               930,198,364
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $930,198,364)                                   930,198,364
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--75.09%(D)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.37%(e)                                     03/03/03   $175,000   $  175,000,000
-----------------------------------------------------------------------------------
Bank One Capital Markets, Inc.
  1.38%(f)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(g)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(h)                                     03/03/03    833,780      833,780,146
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(i)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(j)                                     03/03/03    503,676      503,676,242
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(k)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.37%(l)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.27%(m)                                     04/15/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(n)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(o)                                     03/03/03    175,000      175,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,812,456,388)                                                 2,812,456,388
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $3,742,654,752)(p)                                                  3,742,654,752
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       3,018,043
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,745,672,795
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discount
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is rate in effect on 02/28/03.

(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rate shown is rate in effect on 02/28/03.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(f) Repurchase agreement entered into 02/28/03 with a maturing value of $175,020,125. Collateralized by $177,911,000 U.S. Government obligations, 0% to 6.00% due 03/03/03 to 06/27/12 with an aggregate market value at 02/28/03 of $178,503,667.
(g) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,556,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(h) Joint repurchase agreement entered into 02/28/03 with a maturing value of $889,087,055. Collateralized by $883,443,000 U.S. Government obligations, 0% to 6.13% due 03/14/03 to 03/15/12 with an aggregate market value at 02/28/03 of $906,768,911.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U.S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.
(j) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(k) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(l) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(m) Term repurchase agreement entered into 01/08/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $107,665,000 U.S. Government obligations, 0% to 6.30% due 06/04/08 to 06/01/17 with a market value at 02/28/03 of $103,000,002.
(n) Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(o) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  930,198,364
----------------------------------------------------------------------------
Repurchase agreements                                          2,812,456,388
----------------------------------------------------------------------------
Interest receivable                                                6,397,563
----------------------------------------------------------------------------
Investment for deferred compensation plan                             28,722
----------------------------------------------------------------------------
Other assets                                                          46,951
============================================================================
    Total assets                                               3,749,127,988
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        3,168,998
----------------------------------------------------------------------------
  Deferred compensation plan                                          28,722
----------------------------------------------------------------------------
Accrued distribution fees                                            182,298
----------------------------------------------------------------------------
Accrued trustees' fees                                                 2,667
----------------------------------------------------------------------------
Accrued transfer agent fees                                           58,029
----------------------------------------------------------------------------
Accrued operating expenses                                            14,479
============================================================================
    Total liabilities                                              3,455,193
============================================================================
Net assets applicable to shares outstanding                   $3,745,672,795
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $2,146,190,051
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  320,943,293
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   18,312,861
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  866,484,072
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,938,585
____________________________________________________________________________
============================================================================
Resource Class                                                $  388,803,933
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            2,146,106,385
____________________________________________________________________________
============================================================================
Private Investment Class                                         320,924,759
____________________________________________________________________________
============================================================================
Personal Investment Class                                         18,311,137
____________________________________________________________________________
============================================================================
Cash Management Class                                            866,448,997
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,937,969
____________________________________________________________________________
============================================================================
Resource Class                                                   388,783,110
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,871,026
=========================================================================

EXPENSES:

Advisory fees                                                   1,586,474
-------------------------------------------------------------------------
Administrative services fees                                      265,457
-------------------------------------------------------------------------
Custodian fees                                                     46,553
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        729,869
-------------------------------------------------------------------------
  Personal Investment Class                                        73,298
-------------------------------------------------------------------------
  Cash Management Class                                           352,006
-------------------------------------------------------------------------
  Reserve Class                                                    28,693
-------------------------------------------------------------------------
  Resource Class                                                  322,858
-------------------------------------------------------------------------
Transfer agent fees                                               255,097
-------------------------------------------------------------------------
Trustees' fees                                                     12,604
-------------------------------------------------------------------------
Other                                                             132,114
=========================================================================
    Total expenses                                              3,805,023
=========================================================================
Less: Fees waived                                                (845,747)
-------------------------------------------------------------------------
    Net expenses                                                2,959,276
=========================================================================
Net investment income                                          21,911,750
=========================================================================
Net realized gain from investment securities                       38,368
=========================================================================
Net increase in net assets resulting from operations          $21,950,118
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                                FEBRUARY 28,        AUGUST 31,
                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   21,911,750     $   51,936,572
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         38,368             49,236
================================================================================================
    Net increase in net assets resulting from operations           21,950,118         51,985,808
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (13,261,856)       (30,505,948)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (1,692,255)        (4,591,840)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                           (92,026)          (299,904)
------------------------------------------------------------------------------------------------
  Cash Management Class                                            (4,778,598)       (10,536,923)
------------------------------------------------------------------------------------------------
  Reserve Class                                                       (18,219)           (92,141)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (2,068,796)        (5,909,816)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             521,433,169        887,537,850
------------------------------------------------------------------------------------------------
  Private Investment Class                                         38,946,674         27,669,844
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (5,480,425)        (1,192,317)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           312,655,423        145,887,444
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (2,943,909)           366,489
------------------------------------------------------------------------------------------------
  Resource Class                                                   78,109,433         17,042,433
================================================================================================
    Net increase in net assets                                    942,758,733      1,077,360,979
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of period                                           2,802,914,062      1,725,553,083
================================================================================================
  End of period                                                $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $3,745,477,125     $2,802,756,760
------------------------------------------------------------------------------------------------
  Undistributed net investment income                                  35,232             35,232
------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          160,438            122,070
================================================================================================
                                                               $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost, which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $394,459.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $265,457 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $235,424 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $437,921, $53,194, $281,605, $24,430 and $258,286, respectively, after Plan fees waived by FMC of $451,288.

    Certain officers and trustees of the Trust are officers and directors AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $3,495 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers multiple classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 28, 2003                      AUGUST 31, 2002
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,967,754,298    $ 7,967,754,298     17,298,300,583    $ 17,298,300,583
---------------------------------------------------------------------------------------------------------
  Private Investment Class          589,169,113        589,169,113        828,282,820         828,282,820
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          99,809,797         99,809,797        135,096,697         135,096,697
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,368,625,584      2,368,625,584      2,636,507,691       2,636,507,691
---------------------------------------------------------------------------------------------------------
  Reserve Class                      39,869,719         39,869,719        139,539,870         139,539,870
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,371,334,743      1,371,334,743      1,988,907,820       1,988,907,820
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,059,811          4,059,811          8,503,654           8,503,654
---------------------------------------------------------------------------------------------------------
  Private Investment Class            1,231,068          1,231,068          4,047,289           4,047,289
---------------------------------------------------------------------------------------------------------
  Personal Investment Class              11,043             11,043             48,802              48,802
---------------------------------------------------------------------------------------------------------
  Cash Management Class               3,493,870          3,493,870          9,068,622           9,068,622
---------------------------------------------------------------------------------------------------------
  Reserve Class                          11,961             11,961             45,169              45,169
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,348,191          1,348,191          3,106,665           3,106,665
=========================================================================================================
Reacquired:
  Institutional Class            (7,450,380,940)    (7,450,380,940)   (16,419,266,387)    (16,419,266,387)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (551,453,507)      (551,453,507)      (804,660,265)       (804,660,265)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class        (105,301,265)      (105,301,265)      (136,337,816)       (136,337,816)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,059,464,031)    (2,059,464,031)    (2,499,688,869)     (2,499,688,869)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (42,825,589)       (42,825,589)      (139,218,550)       (139,218,550)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,294,573,501)    (1,294,573,501)    (1,974,972,052)     (1,974,972,052)
=========================================================================================================
                                    942,720,365    $   942,720,365      1,077,311,743    $  1,077,311,743
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       RESERVE CLASS
                               --------------------------------------------------------------
                                SIX MONTHS           YEAR ENDED           JANUARY 26, 2000
                                  ENDED              AUGUST 31,        (DATE SALES COMMENCED)
                               FEBRUARY 28,       -----------------        TO AUGUST 31,
                                   2003            2002       2001              2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $ 1.00          $  1.00    $ 1.00            $ 1.00
---------------------------------------------------------------------------------------------
Net investment income              0.003             0.01      0.05              0.03
=============================================================================================
Less dividends from net
  investment income               (0.003)           (0.01)    (0.05)            (0.03)
=============================================================================================
Net asset value, end of
  period                          $ 1.00          $  1.00    $ 1.00            $ 1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                     0.30%            1.27%     4.63%             3.27%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                  $4,939          $ 7,882    $7,516            $2,662
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                  0.97%(b)         0.92%     0.89%             0.87%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers               1.14%(b)         1.15%     1.15%             1.17%(c)
=============================================================================================
Ratio of net investment
  income to average net
  assets                            0.60%(b)         1.21%     4.34%             5.22%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $5,786,137.
(c)  Annualized.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                          GOVERNMENT & AGENCY PORTFOLIO

                                 RESOURCE CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES
Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-SAR-4

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                       These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

     As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

   As of February 28, 2003, the portfolio's Resource Class provided competitive performance; its monthly yield was 1.09%, and its seven-day yield was 1.09%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 56-day range; at the close of the reporting period the WAM was 43 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Resource Class stood at $388.8 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                               SEVEN-DAY
                                              MONTHLY YIELD      YIELD

Government & Agency Portfolio                     1.09%          1.09%
Resource Class

iMoneyNet Money Fund Averages--Trademark--        0.57%          0.56%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--        0.90%          0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase category consists of 59 funds that invest only in T-bills or repurchase agreements (backed by T-bills). The iMoneyNet Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-bills, repurchases or government agency securities.

================================================================================

                                                                     (continued)

     The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

   Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

   We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--24.83%

FEDERAL FARM CREDIT BANK--0.82%

Bonds,
  2.40%                                        01/27/04   $ 30,440   $   30,729,506
===================================================================================
FEDERAL HOME LOAN BANK--10.72%

Debentures,
  4.50%                                        04/25/03     12,000       12,043,313
-----------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000       10,115,284
-----------------------------------------------------------------------------------
  2.24%                                        07/25/03     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.88%                                        07/30/03     25,000       24,997,742
-----------------------------------------------------------------------------------
  1.50%                                        11/06/03     20,000       19,995,205
-----------------------------------------------------------------------------------
  1.81%                                        11/12/03     15,000       15,000,000
-----------------------------------------------------------------------------------
  2.50%                                        11/14/03     25,000       25,109,710
-----------------------------------------------------------------------------------
  1.60%                                        02/06/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        02/17/04     50,000       50,000,000
-----------------------------------------------------------------------------------
  1.42%                                        02/25/04     23,000       23,000,000
-----------------------------------------------------------------------------------
  1.40%                                        03/17/04     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.45%                                        03/22/04     25,000       25,000,000
-----------------------------------------------------------------------------------
Disc. Notes,(a)
  1.23%                                        05/20/03     49,995       49,858,347
-----------------------------------------------------------------------------------
  1.26%                                        07/07/03     23,098       22,994,357
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.25%(b)                                     09/15/03     25,000       24,993,242
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.13%                                        09/15/03     25,000       25,517,197
===================================================================================
                                                                        401,624,397
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--5.44%

Disc. Notes,(a)
  1.25%                                        05/02/03   $ 23,000   $   22,950,486
-----------------------------------------------------------------------------------
  1.22%                                        05/08/03     40,000       39,907,822
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  4.75%                                        03/15/03     12,800       12,816,935
-----------------------------------------------------------------------------------
  7.38%                                        05/15/03    106,108      107,341,541
-----------------------------------------------------------------------------------
  6.38%                                        11/15/03     20,000       20,680,698
===================================================================================
                                                                        203,697,482
===================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--6.95%

Disc. Notes,(a)
  1.40%                                        04/23/03     21,000       20,956,717
-----------------------------------------------------------------------------------
  1.49%                                        04/23/03     20,000       19,955,981
-----------------------------------------------------------------------------------
  1.29%                                        04/30/03     30,000       29,935,500
-----------------------------------------------------------------------------------
  1.39%                                        05/07/03     25,000       24,935,094
-----------------------------------------------------------------------------------
  1.26%                                        05/14/03     30,000       29,921,992
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  5.75%                                        04/15/03     50,800       51,063,297
-----------------------------------------------------------------------------------
  4.00%                                        08/15/03     27,050       27,316,411
-----------------------------------------------------------------------------------
  3.13%                                        11/15/03     30,000       30,346,837
-----------------------------------------------------------------------------------
  5.13%                                        02/13/04     25,000       25,875,150
===================================================================================
                                                                        260,306,979
===================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.--0.90%

Gtd. Floating Rate Notes,(c)
  1.38%                                        01/15/09      7,440        7,440,000
-----------------------------------------------------------------------------------
Gtd. Floating Rate Participation Ctfs.,(c)
  1.38%                                        07/15/03     10,000       10,000,000
-----------------------------------------------------------------------------------
  1.25%                                        04/01/14      3,400        3,400,000
-----------------------------------------------------------------------------------
  1.25%                                        05/15/15     13,000       13,000,000
===================================================================================
                                                                         33,840,000
===================================================================================
    Total U.S. Government Agency Securities
      (Cost $930,198,364)                                               930,198,364
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $930,198,364)                                   930,198,364
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--75.09%(D)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.37%(e)                                     03/03/03   $175,000   $  175,000,000
-----------------------------------------------------------------------------------
Bank One Capital Markets, Inc.
  1.38%(f)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(g)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(h)                                     03/03/03    833,780      833,780,146
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(i)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(j)                                     03/03/03    503,676      503,676,242
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(k)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.37%(l)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.27%(m)                                     04/15/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(n)                                     03/03/03    175,000      175,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(o)                                     03/03/03    175,000      175,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $2,812,456,388)                                                 2,812,456,388
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $3,742,654,752)(p)                                                  3,742,654,752
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                       3,018,043
___________________________________________________________________________________
===================================================================================
NET ASSETS-100.00%                                                   $3,745,672,795
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discount
Gtd.    - Guaranteed
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is rate in effect on 02/28/03.

(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rate shown is rate in effect on 02/28/03.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(f) Repurchase agreement entered into 02/28/03 with a maturing value of $175,020,125. Collateralized by $177,911,000 U.S. Government obligations, 0% to 6.00% due 03/03/03 to 06/27/12 with an aggregate market value at 02/28/03 of $178,503,667.
(g) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,556,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(h) Joint repurchase agreement entered into 02/28/03 with a maturing value of $889,087,055. Collateralized by $883,443,000 U.S. Government obligations, 0% to 6.13% due 03/14/03 to 03/15/12 with an aggregate market value at 02/28/03 of $906,768,911.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U.S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.
(j) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(k) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(l) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(m) Term repurchase agreement entered into 01/08/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $107,665,000 U.S. Government obligations, 0% to 6.30% due 06/04/08 to 06/01/17 with a market value at 02/28/03 of $103,000,002.
(n) Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(o) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $  930,198,364
----------------------------------------------------------------------------
Repurchase agreements                                          2,812,456,388
----------------------------------------------------------------------------
Interest receivable                                                6,397,563
----------------------------------------------------------------------------
Investment for deferred compensation plan                             28,722
----------------------------------------------------------------------------
Other assets                                                          46,951
============================================================================
    Total assets                                               3,749,127,988
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Dividends                                                        3,168,998
----------------------------------------------------------------------------
  Deferred compensation plan                                          28,722
----------------------------------------------------------------------------
Accrued distribution fees                                            182,298
----------------------------------------------------------------------------
Accrued trustees' fees                                                 2,667
----------------------------------------------------------------------------
Accrued transfer agent fees                                           58,029
----------------------------------------------------------------------------
Accrued operating expenses                                            14,479
============================================================================
    Total liabilities                                              3,455,193
============================================================================
Net assets applicable to shares outstanding                   $3,745,672,795
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $2,146,190,051
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  320,943,293
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   18,312,861
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  866,484,072
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    4,938,585
____________________________________________________________________________
============================================================================
Resource Class                                                $  388,803,933
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            2,146,106,385
____________________________________________________________________________
============================================================================
Private Investment Class                                         320,924,759
____________________________________________________________________________
============================================================================
Personal Investment Class                                         18,311,137
____________________________________________________________________________
============================================================================
Cash Management Class                                            866,448,997
____________________________________________________________________________
============================================================================
Reserve Class                                                      4,937,969
____________________________________________________________________________
============================================================================
Resource Class                                                   388,783,110
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,871,026
=========================================================================

EXPENSES:

Advisory fees                                                   1,586,474
-------------------------------------------------------------------------
Administrative services fees                                      265,457
-------------------------------------------------------------------------
Custodian fees                                                     46,553
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        729,869
-------------------------------------------------------------------------
  Personal Investment Class                                        73,298
-------------------------------------------------------------------------
  Cash Management Class                                           352,006
-------------------------------------------------------------------------
  Reserve Class                                                    28,693
-------------------------------------------------------------------------
  Resource Class                                                  322,858
-------------------------------------------------------------------------
Transfer agent fees                                               255,097
-------------------------------------------------------------------------
Trustees' fees                                                     12,604
-------------------------------------------------------------------------
Other                                                             132,114
=========================================================================
    Total expenses                                              3,805,023
=========================================================================
Less: Fees waived                                                (845,747)
-------------------------------------------------------------------------
    Net expenses                                                2,959,276
=========================================================================
Net investment income                                          21,911,750
=========================================================================
Net realized gain from investment securities                       38,368
=========================================================================
Net increase in net assets resulting from operations          $21,950,118
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                                FEBRUARY 28,        AUGUST 31,
                                                                    2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   21,911,750     $   51,936,572
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         38,368             49,236
================================================================================================
    Net increase in net assets resulting from operations           21,950,118         51,985,808
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (13,261,856)       (30,505,948)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (1,692,255)        (4,591,840)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                           (92,026)          (299,904)
------------------------------------------------------------------------------------------------
  Cash Management Class                                            (4,778,598)       (10,536,923)
------------------------------------------------------------------------------------------------
  Reserve Class                                                       (18,219)           (92,141)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (2,068,796)        (5,909,816)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                             521,433,169        887,537,850
------------------------------------------------------------------------------------------------
  Private Investment Class                                         38,946,674         27,669,844
------------------------------------------------------------------------------------------------
  Personal Investment Class                                        (5,480,425)        (1,192,317)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           312,655,423        145,887,444
------------------------------------------------------------------------------------------------
  Reserve Class                                                    (2,943,909)           366,489
------------------------------------------------------------------------------------------------
  Resource Class                                                   78,109,433         17,042,433
================================================================================================
    Net increase in net assets                                    942,758,733      1,077,360,979
________________________________________________________________________________________________
================================================================================================

NET ASSETS:

  Beginning of period                                           2,802,914,062      1,725,553,083
================================================================================================
  End of period                                                $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $3,745,477,125     $2,802,756,760
------------------------------------------------------------------------------------------------
  Undistributed net investment income                                  35,232             35,232
------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          160,438            122,070
================================================================================================
                                                               $3,745,672,795     $2,802,914,062
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost, which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.12%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $394,459.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $265,457 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $235,424 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $437,921, $53,194, $281,605, $24,430 and $258,286, respectively, after Plan fees waived by FMC of $451,288.

    Certain officers and trustees of the Trust are officers and directors AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $3,495 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers multiple classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                         YEAR ENDED
                                         FEBRUARY 28, 2003                      AUGUST 31, 2002
                                 ---------------------------------    -----------------------------------
                                     SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             7,967,754,298    $ 7,967,754,298     17,298,300,583    $ 17,298,300,583
---------------------------------------------------------------------------------------------------------
  Private Investment Class          589,169,113        589,169,113        828,282,820         828,282,820
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          99,809,797         99,809,797        135,096,697         135,096,697
---------------------------------------------------------------------------------------------------------
  Cash Management Class           2,368,625,584      2,368,625,584      2,636,507,691       2,636,507,691
---------------------------------------------------------------------------------------------------------
  Reserve Class                      39,869,719         39,869,719        139,539,870         139,539,870
---------------------------------------------------------------------------------------------------------
  Resource Class                  1,371,334,743      1,371,334,743      1,988,907,820       1,988,907,820
=========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 4,059,811          4,059,811          8,503,654           8,503,654
---------------------------------------------------------------------------------------------------------
  Private Investment Class            1,231,068          1,231,068          4,047,289           4,047,289
---------------------------------------------------------------------------------------------------------
  Personal Investment Class              11,043             11,043             48,802              48,802
---------------------------------------------------------------------------------------------------------
  Cash Management Class               3,493,870          3,493,870          9,068,622           9,068,622
---------------------------------------------------------------------------------------------------------
  Reserve Class                          11,961             11,961             45,169              45,169
---------------------------------------------------------------------------------------------------------
  Resource Class                      1,348,191          1,348,191          3,106,665           3,106,665
=========================================================================================================
Reacquired:
  Institutional Class            (7,450,380,940)    (7,450,380,940)   (16,419,266,387)    (16,419,266,387)
---------------------------------------------------------------------------------------------------------
  Private Investment Class         (551,453,507)      (551,453,507)      (804,660,265)       (804,660,265)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class        (105,301,265)      (105,301,265)      (136,337,816)       (136,337,816)
---------------------------------------------------------------------------------------------------------
  Cash Management Class          (2,059,464,031)    (2,059,464,031)    (2,499,688,869)     (2,499,688,869)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (42,825,589)       (42,825,589)      (139,218,550)       (139,218,550)
---------------------------------------------------------------------------------------------------------
  Resource Class                 (1,294,573,501)    (1,294,573,501)    (1,974,972,052)     (1,974,972,052)
=========================================================================================================
                                    942,720,365    $   942,720,365      1,077,311,743    $  1,077,311,743
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          RESOURCE CLASS
                                  --------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28,       -------------------------------------------
                                      2003             2002        2001        2000       1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00         $   1.00    $   1.00    $   1.00    $  1.00
------------------------------------------------------------------------------------------------
Net investment income                   0.01             0.02        0.05        0.06       0.05
================================================================================================
Less dividends from net
  investment income                    (0.01)           (0.02)      (0.05)      (0.06)     (0.05)
================================================================================================
Net asset value, end of period      $   1.00         $   1.00    $   1.00    $   1.00    $  1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                         0.65%            1.92%       5.30%       5.86%      4.90%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $388,804         $310,690    $293,644    $233,620    $11,684
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.28%(b)         0.28%       0.25%       0.23%      0.22%
------------------------------------------------------------------------------------------------
  Without fee waivers                   0.34%(b)         0.35%       0.35%       0.37%      0.40%
================================================================================================
Ratio of net investment income
  to average net assets                 1.29%(b)         1.85%       4.98%       5.86%      4.75%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $325,533,625.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                                 CASH MANAGEMENT

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TAP-SAR-3

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                        These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during 2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Cash Management Class provided competitive performance; its monthly yield was 1.09%, and its seven-day yield was 1.10%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 22- to 58-day range; at the close of the reporting period the WAM was 30 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Cash Management Class stood at $94.1 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                              SEVEN-DAY
                                              MONTHLY YIELD     YIELD

Government TaxAdvantage Portfolio                  1.09%        1.10%
Cash Management Class

iMoneyNet Money Fund Averages--Trademark--         0.90%        0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-Bills, repos, or government agency securities.

================================================================================

                                                                     (continued)

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--99.96%

FEDERAL FARM CREDIT BANK--4.52%

Disc. Notes,(a)
  1.22%                                        08/06/03   $ 15,000   $ 14,919,683
=================================================================================
FEDERAL HOME LOAN BANK--87.87%

Disc. Notes,(a)
  1.30%                                        03/03/03    129,025    129,015,682
---------------------------------------------------------------------------------
Unsec. Bonds,
  4.50%                                        05/15/03      5,000      5,025,565
---------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000     10,109,625
---------------------------------------------------------------------------------
  6.88%                                        08/15/03      4,000      4,098,841
---------------------------------------------------------------------------------
  5.58%                                        09/02/03      4,000      4,086,950
---------------------------------------------------------------------------------
  1.50%                                        11/06/03      5,000      4,998,802
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.23%                                        03/07/03     40,000     39,991,833
---------------------------------------------------------------------------------
  1.24%                                        03/28/03     41,590     41,551,321
---------------------------------------------------------------------------------
  1.24%                                        04/04/03     15,000     14,982,419
---------------------------------------------------------------------------------
  1.26%                                        06/27/03     11,447     11,399,724
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.21%(b)                                     09/02/03     15,000     14,997,715
---------------------------------------------------------------------------------
  1.25%(c)                                     09/15/03     10,000      9,997,297
=================================================================================
                                                                      290,255,774
=================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION--7.57%

Floating Rate Notes,(d)
  1.25%                                        06/19/03   $ 25,000   $ 25,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $330,175,457)                                             330,175,457
=================================================================================
U.S. TREASURY BILLS--15.13%(a)

1.23% (Cost $49,976,083)                       03/17/03     50,000     49,976,083
=================================================================================
TOTAL INVESTMENTS--115.09% (Cost
  $380,151,540)(e)                                                    380,151,540
_________________________________________________________________________________
=================================================================================
OTHER ASSETS LESS LIABILITIES--(15.09)%                               (49,833,004)
_________________________________________________________________________________
=================================================================================
NET ASSETS--100.00%                                                  $330,318,536
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(d) Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(e) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                          $380,151,540
----------------------------------------------------------------------------
Interest receivable                                                  418,372
----------------------------------------------------------------------------
Investment for deferred compensation plan                             39,074
----------------------------------------------------------------------------
Other assets                                                           9,505
============================================================================
    Total assets                                                 380,618,491
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           49,976,083
----------------------------------------------------------------------------
  Dividends                                                          215,032
----------------------------------------------------------------------------
  Deferred compensation plan                                          39,074
----------------------------------------------------------------------------
Accrued distribution fees                                             40,545
----------------------------------------------------------------------------
Accrued trustees' fees                                                 1,333
----------------------------------------------------------------------------
Accrued transfer agent fees                                            8,409
----------------------------------------------------------------------------
Accrued operating expenses                                            19,479
============================================================================
    Total liabilities                                             50,299,955
============================================================================
Net assets applicable to shares outstanding                     $330,318,536
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                             $ 53,888,775
____________________________________________________________________________
============================================================================
Private Investment Class                                        $159,689,312
____________________________________________________________________________
============================================================================
Personal Investment Class                                       $  7,675,442
____________________________________________________________________________
============================================================================
Cash Management Class                                           $ 94,054,091
____________________________________________________________________________
============================================================================
Resource Class                                                  $ 15,010,916
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                               53,849,503
____________________________________________________________________________
============================================================================
Private Investment Class                                         159,704,395
____________________________________________________________________________
============================================================================
Personal Investment Class                                          7,676,882
____________________________________________________________________________
============================================================================
Cash Management Class                                             94,054,215
____________________________________________________________________________
============================================================================
Resource Class                                                    14,996,504
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $       1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $1,960,849
==========================================================================

EXPENSES:

Advisory fees                                                      258,425
--------------------------------------------------------------------------
Administrative services fees                                        49,956
--------------------------------------------------------------------------
Custodian fees                                                       9,409
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         367,810
--------------------------------------------------------------------------
  Personal Investment Class                                         29,229
--------------------------------------------------------------------------
  Cash Management Class                                              9,969
--------------------------------------------------------------------------
  Resource Class                                                    21,362
--------------------------------------------------------------------------
Transfer agent fees                                                 28,664
--------------------------------------------------------------------------
Trustees' fees                                                       1,954
--------------------------------------------------------------------------
Other                                                               81,869
==========================================================================
    Total expenses                                                 858,647
==========================================================================
Less: Fees waived and expenses reimbursed                         (458,086)
--------------------------------------------------------------------------
    Net expenses                                                   400,561
==========================================================================
Net investment income                                            1,560,288
==========================================================================
Net realized gain from investment securities                        15,400
==========================================================================
Net increase in net assets resulting from operations            $1,575,688
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                               FEBRUARY 28,      AUGUST 31,
                                                                   2003             2002
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  1,560,288     $   9,278,002
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       15,400             1,510
=============================================================================================
    Net increase in net assets resulting from operations          1,575,688         9,279,512
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                              (452,752)       (3,468,235)
---------------------------------------------------------------------------------------------
  Private Investment Class                                         (809,973)       (2,625,345)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                         (34,204)          (43,549)
---------------------------------------------------------------------------------------------
  Cash Management Class                                            (128,238)         (770,065)
---------------------------------------------------------------------------------------------
  Resource Class                                                   (135,121)       (2,370,808)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Institutional Class                                               (17,975)               --
---------------------------------------------------------------------------------------------
  Private Investment Class                                          (42,461)               --
---------------------------------------------------------------------------------------------
  Personal Investment Class                                          (2,054)               --
---------------------------------------------------------------------------------------------
  Cash Management Class                                              (7,635)               --
---------------------------------------------------------------------------------------------
  Resource Class                                                     (4,877)               --
---------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (13,864,117)     (140,553,009)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       48,683,200        (7,280,625)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (1,279,845)        7,347,587
---------------------------------------------------------------------------------------------
  Cash Management Class                                          76,808,531        (1,994,482)
---------------------------------------------------------------------------------------------
  Resource Class                                                (14,711,613)     (126,612,324)
=============================================================================================
    Net increase (decrease) in net assets                        95,576,554      (269,091,343)
=============================================================================================

NET ASSETS:

  Beginning of period                                           234,741,982       503,833,325
=============================================================================================
  End of period                                                $330,318,536     $ 234,741,982
_____________________________________________________________________________________________
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $330,281,107     $ 234,644,951
---------------------------------------------------------------------------------------------
  Undistributed net investment income                                   392               392
---------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         37,037            96,639
=============================================================================================
                                                               $330,318,536     $ 234,741,982
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                    RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Over $250 million to $500 million                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived advisory fees of $258,425 and reimbursed expenses of $1,459.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $49,956 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $20,492 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $183,905, $21,198, $, $7,975 and $17,090, respectively, after Plan fees waived by FMC of $198,202.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $1,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--SHARE INFORMATION

The Fund currently offers five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                           SIX MONTHS ENDED                      YEAR ENDED
                                           FEBRUARY 28, 2003                   AUGUST 31, 2002
                                     -----------------------------    ---------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                 158,595,556    $ 158,595,556       430,680,839    $   430,680,839
-------------------------------------------------------------------------------------------------------
  Private Investment Class            494,322,550      494,322,550     1,628,187,024      1,628,187,024
-------------------------------------------------------------------------------------------------------
  Personal Investment Class             5,790,358        5,790,358        15,721,155         15,721,155
-------------------------------------------------------------------------------------------------------
  Cash Management Class               320,909,490      320,909,490       292,721,967        292,721,967
-------------------------------------------------------------------------------------------------------
  Resource Class                       64,929,173       64,929,173       343,055,011        343,055,011
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     160,289          160,289         1,997,601          1,997,601
-------------------------------------------------------------------------------------------------------
  Private Investment Class                448,650          448,650         1,732,220          1,732,220
-------------------------------------------------------------------------------------------------------
  Personal Investment Class                 4,709            4,709            31,351             31,351
-------------------------------------------------------------------------------------------------------
  Cash Management Class                   140,399          140,399           795,743            795,743
-------------------------------------------------------------------------------------------------------
  Resource Class                          163,674          163,674         2,680,021          2,680,021
=======================================================================================================
Reacquired:
  Institutional Class                (172,619,962)    (172,619,962)     (573,231,449)      (573,231,449)
-------------------------------------------------------------------------------------------------------
  Private Investment Class           (446,088,000)    (446,088,000)   (1,637,199,869)    (1,637,199,869)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class            (7,074,912)      (7,074,912)       (8,404,919)        (8,404,919)
-------------------------------------------------------------------------------------------------------
  Cash Management Class              (244,241,358)    (244,241,358)     (295,512,192)      (295,512,192)
-------------------------------------------------------------------------------------------------------
  Resource Class                      (79,804,460)     (79,804,460)     (472,347,356)      (472,347,356)
=======================================================================================================
                                       95,636,156    $  95,636,156      (269,092,853)   $  (269,092,853)
_______________________________________________________________________________________________________
=======================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    CASH MANAGEMENT CLASS
                                     ----------------------------------------------------
                                                                        DECEMBER 31, 1999
                                      SIX MONTHS       YEAR ENDED          (DATE SALES
                                        ENDED          AUGUST 31,          COMMENCED)
                                     FEBRUARY 28,   -----------------     TO AUGUST 31,
                                         2003        2002      2001           2000
-----------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $  1.00      $  1.00   $  1.00        $  1.00
-----------------------------------------------------------------------------------------
Net investment income                     0.01         0.02      0.05           0.04
-----------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)       (0.02)    (0.05)         (0.04)
=========================================================================================
Net asset value, end of period         $  1.00      $  1.00   $  1.00        $  1.00
_________________________________________________________________________________________
=========================================================================================
Total return(a)                           0.68%        1.90%     5.23%          3.71%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $94,054      $17,260   $19,254        $50,033
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and expense
    reimbursements                        0.21%(b)     0.21%     0.20%          0.19%(c)
-----------------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                        0.43%(b)     0.35%     0.36%          0.46%(c)
=========================================================================================
Ratio of net investment income to
  average net assets                      1.29%(b)     1.90%     4.92%          5.25%(c)
_________________________________________________________________________________________
=========================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $20,102,552.
(c)  Annualized.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                               INSTITUTIONAL CLASS

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--


                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TAP-SAR-1

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                        These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during 2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Institutional Class provided competitive performance; its monthly yield was 1.17%, and its seven-day yield was 1.18%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 22- to 58-day range; at the close of the reporting period the WAM was 30 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Institutional Class stood at $53.9 million at the close of the reporting period. (Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                              SEVEN-DAY
                                              MONTHLY YIELD     YIELD

Government TaxAdvantage Portfolio                 1.17%         1.18%
Institutional Class

iMoneyNet Money Fund Averages--Trademark--        0.90%         0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-Bills, repos, or government agency securities.

================================================================================

                                                                     (continued)

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================

MONTHLY YIELD COMPARISON

Six months ended 2/28/03 (Yields are monthly yields for the month-ends shown.)

                                  (LINE CHART)

                                      YIELD

             SHORT-TERM INVESTMENTS TRUST              iMONEYNET MONEY FUND
           GOVERNMENT TAXADVANTAGE PORTFOLIO           AVERAGES-SERVICEMARK--
                  INSTITUTIONAL CLASS            GOVERNMENT ONLY/INSTITUTIONS ONLY

9/02                     1.7%                                  1.37%
10/02                    1.67%                                 1.36%
11/02                    1.39%                                 1.13%
12/02                    1.2%                                  1.03%
1/03                     1.17%                                 0.94%
2/03                     1.17%                                 0.90%
================================================================================

================================================================================

WEIGHTED AVERAGE MATURITY COMPARISON

Six months ended 2/28/03

                                  (LINE CHART)

                                      DAYS

             SHORT-TERM INVESTMENTS TRUST               iMONEYNET MONEY FUND
           GOVERNMENT TAXADVANTAGE PORTFOLIO          AVERAGES--SERVICEMARK--
                  INSTITUTIONAL CLASS            GOVERNMENT ONLY/INSTITUTIONS ONLY

9/02                       51                                 50
10/02                      42                                 50
11/02                      40                                 52
12/02                      32                                 48
1/03                       32                                 48
2/03                       29                                 48

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund
Report--Servicemark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Servicemark-- for monthly yields.
================================================================================

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--99.96%

FEDERAL FARM CREDIT BANK--4.52%

Disc. Notes,(a)
  1.22%                                        08/06/03   $ 15,000   $ 14,919,683
=================================================================================
FEDERAL HOME LOAN BANK--87.87%

Disc. Notes,(a)
  1.30%                                        03/03/03    129,025    129,015,682
---------------------------------------------------------------------------------
Unsec. Bonds,
  4.50%                                        05/15/03      5,000      5,025,565
---------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000     10,109,625
---------------------------------------------------------------------------------
  6.88%                                        08/15/03      4,000      4,098,841
---------------------------------------------------------------------------------
  5.58%                                        09/02/03      4,000      4,086,950
---------------------------------------------------------------------------------
  1.50%                                        11/06/03      5,000      4,998,802
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.23%                                        03/07/03     40,000     39,991,833
---------------------------------------------------------------------------------
  1.24%                                        03/28/03     41,590     41,551,321
---------------------------------------------------------------------------------
  1.24%                                        04/04/03     15,000     14,982,419
---------------------------------------------------------------------------------
  1.26%                                        06/27/03     11,447     11,399,724
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.21%(b)                                     09/02/03     15,000     14,997,715
---------------------------------------------------------------------------------
  1.25%(c)                                     09/15/03     10,000      9,997,297
=================================================================================
                                                                      290,255,774
=================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION--7.57%

Floating Rate Notes,(d)
  1.25%                                        06/19/03   $ 25,000   $ 25,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $330,175,457)                                             330,175,457
=================================================================================
U.S. TREASURY BILLS--15.13%(a)

1.23% (Cost $49,976,083)                       03/17/03     50,000     49,976,083
=================================================================================
TOTAL INVESTMENTS--115.09% (Cost
  $380,151,540)(e)                                                    380,151,540
_________________________________________________________________________________
=================================================================================
OTHER ASSETS LESS LIABILITIES--(15.09)%                               (49,833,004)
_________________________________________________________________________________
=================================================================================
NET ASSETS--100.00%                                                  $330,318,536
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(d) Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(e) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                          $380,151,540
----------------------------------------------------------------------------
Interest receivable                                                  418,372
----------------------------------------------------------------------------
Investment for deferred compensation plan                             39,074
----------------------------------------------------------------------------
Other assets                                                           9,505
============================================================================
    Total assets                                                 380,618,491
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           49,976,083
----------------------------------------------------------------------------
  Dividends                                                          215,032
----------------------------------------------------------------------------
  Deferred compensation plan                                          39,074
----------------------------------------------------------------------------
Accrued distribution fees                                             40,545
----------------------------------------------------------------------------
Accrued trustees' fees                                                 1,333
----------------------------------------------------------------------------
Accrued transfer agent fees                                            8,409
----------------------------------------------------------------------------
Accrued operating expenses                                            19,479
============================================================================
    Total liabilities                                             50,299,955
============================================================================
Net assets applicable to shares outstanding                     $330,318,536
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                             $ 53,888,775
____________________________________________________________________________
============================================================================
Private Investment Class                                        $159,689,312
____________________________________________________________________________
============================================================================
Personal Investment Class                                       $  7,675,442
____________________________________________________________________________
============================================================================
Cash Management Class                                           $ 94,054,091
____________________________________________________________________________
============================================================================
Resource Class                                                  $ 15,010,916
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                               53,849,503
____________________________________________________________________________
============================================================================
Private Investment Class                                         159,704,395
____________________________________________________________________________
============================================================================
Personal Investment Class                                          7,676,882
____________________________________________________________________________
============================================================================
Cash Management Class                                             94,054,215
____________________________________________________________________________
============================================================================
Resource Class                                                    14,996,504
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $       1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $1,960,849
==========================================================================

EXPENSES:

Advisory fees                                                      258,425
--------------------------------------------------------------------------
Administrative services fees                                        49,956
--------------------------------------------------------------------------
Custodian fees                                                       9,409
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         367,810
--------------------------------------------------------------------------
  Personal Investment Class                                         29,229
--------------------------------------------------------------------------
  Cash Management Class                                              9,969
--------------------------------------------------------------------------
  Resource Class                                                    21,362
--------------------------------------------------------------------------
Transfer agent fees                                                 28,664
--------------------------------------------------------------------------
Trustees' fees                                                       1,954
--------------------------------------------------------------------------
Other                                                               81,869
==========================================================================
    Total expenses                                                 858,647
==========================================================================
Less: Fees waived and expenses reimbursed                         (458,086)
--------------------------------------------------------------------------
    Net expenses                                                   400,561
==========================================================================
Net investment income                                            1,560,288
==========================================================================
Net realized gain from investment securities                        15,400
==========================================================================
Net increase in net assets resulting from operations            $1,575,688
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                               FEBRUARY 28,      AUGUST 31,
                                                                   2003             2002
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  1,560,288     $   9,278,002
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       15,400             1,510
=============================================================================================
    Net increase in net assets resulting from operations          1,575,688         9,279,512
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                              (452,752)       (3,468,235)
---------------------------------------------------------------------------------------------
  Private Investment Class                                         (809,973)       (2,625,345)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                         (34,204)          (43,549)
---------------------------------------------------------------------------------------------
  Cash Management Class                                            (128,238)         (770,065)
---------------------------------------------------------------------------------------------
  Resource Class                                                   (135,121)       (2,370,808)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Institutional Class                                               (17,975)               --
---------------------------------------------------------------------------------------------
  Private Investment Class                                          (42,461)               --
---------------------------------------------------------------------------------------------
  Personal Investment Class                                          (2,054)               --
---------------------------------------------------------------------------------------------
  Cash Management Class                                              (7,635)               --
---------------------------------------------------------------------------------------------
  Resource Class                                                     (4,877)               --
---------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (13,864,117)     (140,553,009)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       48,683,200        (7,280,625)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (1,279,845)        7,347,587
---------------------------------------------------------------------------------------------
  Cash Management Class                                          76,808,531        (1,994,482)
---------------------------------------------------------------------------------------------
  Resource Class                                                (14,711,613)     (126,612,324)
=============================================================================================
    Net increase (decrease) in net assets                        95,576,554      (269,091,343)
=============================================================================================

NET ASSETS:

  Beginning of period                                           234,741,982       503,833,325
=============================================================================================
  End of period                                                $330,318,536     $ 234,741,982
_____________________________________________________________________________________________
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $330,281,107     $ 234,644,951
---------------------------------------------------------------------------------------------
  Undistributed net investment income                                   392               392
---------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         37,037            96,639
=============================================================================================
                                                               $330,318,536     $ 234,741,982
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                    RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Over $250 million to $500 million                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived advisory fees of $258,425 and reimbursed expenses of $1,459.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $49,956 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $20,492 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $183,905, $21,198, $, $7,975 and $17,090, respectively, after Plan fees waived by FMC of $198,202.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $1,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--SHARE INFORMATION

The Fund currently offers five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                           SIX MONTHS ENDED                      YEAR ENDED
                                           FEBRUARY 28, 2003                   AUGUST 31, 2002
                                     -----------------------------    ---------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                 158,595,556    $ 158,595,556       430,680,839    $   430,680,839
-------------------------------------------------------------------------------------------------------
  Private Investment Class            494,322,550      494,322,550     1,628,187,024      1,628,187,024
-------------------------------------------------------------------------------------------------------
  Personal Investment Class             5,790,358        5,790,358        15,721,155         15,721,155
-------------------------------------------------------------------------------------------------------
  Cash Management Class               320,909,490      320,909,490       292,721,967        292,721,967
-------------------------------------------------------------------------------------------------------
  Resource Class                       64,929,173       64,929,173       343,055,011        343,055,011
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     160,289          160,289         1,997,601          1,997,601
-------------------------------------------------------------------------------------------------------
  Private Investment Class                448,650          448,650         1,732,220          1,732,220
-------------------------------------------------------------------------------------------------------
  Personal Investment Class                 4,709            4,709            31,351             31,351
-------------------------------------------------------------------------------------------------------
  Cash Management Class                   140,399          140,399           795,743            795,743
-------------------------------------------------------------------------------------------------------
  Resource Class                          163,674          163,674         2,680,021          2,680,021
=======================================================================================================
Reacquired:
  Institutional Class                (172,619,962)    (172,619,962)     (573,231,449)      (573,231,449)
-------------------------------------------------------------------------------------------------------
  Private Investment Class           (446,088,000)    (446,088,000)   (1,637,199,869)    (1,637,199,869)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class            (7,074,912)      (7,074,912)       (8,404,919)        (8,404,919)
-------------------------------------------------------------------------------------------------------
  Cash Management Class              (244,241,358)    (244,241,358)     (295,512,192)      (295,512,192)
-------------------------------------------------------------------------------------------------------
  Resource Class                      (79,804,460)     (79,804,460)     (472,347,356)      (472,347,356)
=======================================================================================================
                                       95,636,156    $  95,636,156      (269,092,853)   $  (269,092,853)
_______________________________________________________________________________________________________
=======================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        INSTITUTIONAL CLASS
                                -------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                        YEAR ENDED AUGUST 31,
                                FEBRUARY 28,      -------------------------------------------------
                                    2003           2002       2001      2000      1999       1998
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $  1.00         $  1.00   $   1.00   $  1.00   $  1.00   $   1.00
---------------------------------------------------------------------------------------------------
Net investment income                0.01            0.02       0.05      0.05      0.04       0.05
---------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                 (0.01)          (0.02)     (0.05)    (0.05)    (0.04)     (0.05)
===================================================================================================
Net asset value, end of period    $  1.00         $  1.00   $   1.00   $  1.00   $  1.00   $   1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                      0.72%           1.98%      5.31%     5.41%     4.51%      5.30%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                  $53,889         $67,754   $208,307   $60,825   $88,517   $113,084
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and expense
    reimbursements                   0.13%(b)        0.13%      0.12%     0.11%     0.19%      0.20%
---------------------------------------------------------------------------------------------------
  Without fee waivers and
    expense reimbursements           0.33%(b)        0.25%      0.26%     0.36%     0.35%      0.28%
===================================================================================================
Ratio of net investment income
  to average net assets              1.37%(b)        1.98%      5.00%     5.33%     4.42%      5.05%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $66,245,504.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                            PERSONAL INVESTMENT CLASS

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TAP-SAR-5

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                       These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during 2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Personal Investment Class provided competitive performance; its monthly yield was 0.62%, and its seven-day yield was 0.63%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 22- to 58-day range; at the close of the reporting period the WAM was 30 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Personal Investment Class stood at $7.7 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--99.96%

FEDERAL FARM CREDIT BANK--4.52%

Disc. Notes,(a)
  1.22%                                        08/06/03   $ 15,000   $ 14,919,683
=================================================================================
FEDERAL HOME LOAN BANK--87.87%

Disc. Notes,(a)
  1.30%                                        03/03/03    129,025    129,015,682
---------------------------------------------------------------------------------
Unsec. Bonds,
  4.50%                                        05/15/03      5,000      5,025,565
---------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000     10,109,625
---------------------------------------------------------------------------------
  6.88%                                        08/15/03      4,000      4,098,841
---------------------------------------------------------------------------------
  5.58%                                        09/02/03      4,000      4,086,950
---------------------------------------------------------------------------------
  1.50%                                        11/06/03      5,000      4,998,802
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.23%                                        03/07/03     40,000     39,991,833
---------------------------------------------------------------------------------
  1.24%                                        03/28/03     41,590     41,551,321
---------------------------------------------------------------------------------
  1.24%                                        04/04/03     15,000     14,982,419
---------------------------------------------------------------------------------
  1.26%                                        06/27/03     11,447     11,399,724
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.21%(b)                                     09/02/03     15,000     14,997,715
---------------------------------------------------------------------------------
  1.25%(c)                                     09/15/03     10,000      9,997,297
=================================================================================
                                                                      290,255,774
=================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION--7.57%

Floating Rate Notes,(d)
  1.25%                                        06/19/03   $ 25,000   $ 25,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $330,175,457)                                             330,175,457
=================================================================================
U.S. TREASURY BILLS--15.13%(a)

1.23% (Cost $49,976,083)                       03/17/03     50,000     49,976,083
=================================================================================
TOTAL INVESTMENTS--115.09% (Cost
  $380,151,540)(e)                                                    380,151,540
_________________________________________________________________________________
=================================================================================
OTHER ASSETS LESS LIABILITIES--(15.09)%                               (49,833,004)
_________________________________________________________________________________
=================================================================================
NET ASSETS--100.00%                                                  $330,318,536
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(d) Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(e) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                          $380,151,540
----------------------------------------------------------------------------
Interest receivable                                                  418,372
----------------------------------------------------------------------------
Investment for deferred compensation plan                             39,074
----------------------------------------------------------------------------
Other assets                                                           9,505
============================================================================
    Total assets                                                 380,618,491
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           49,976,083
----------------------------------------------------------------------------
  Dividends                                                          215,032
----------------------------------------------------------------------------
  Deferred compensation plan                                          39,074
----------------------------------------------------------------------------
Accrued distribution fees                                             40,545
----------------------------------------------------------------------------
Accrued trustees' fees                                                 1,333
----------------------------------------------------------------------------
Accrued transfer agent fees                                            8,409
----------------------------------------------------------------------------
Accrued operating expenses                                            19,479
============================================================================
    Total liabilities                                             50,299,955
============================================================================
Net assets applicable to shares outstanding                     $330,318,536
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                             $ 53,888,775
____________________________________________________________________________
============================================================================
Private Investment Class                                        $159,689,312
____________________________________________________________________________
============================================================================
Personal Investment Class                                       $  7,675,442
____________________________________________________________________________
============================================================================
Cash Management Class                                           $ 94,054,091
____________________________________________________________________________
============================================================================
Resource Class                                                  $ 15,010,916
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                               53,849,503
____________________________________________________________________________
============================================================================
Private Investment Class                                         159,704,395
____________________________________________________________________________
============================================================================
Personal Investment Class                                          7,676,882
____________________________________________________________________________
============================================================================
Cash Management Class                                             94,054,215
____________________________________________________________________________
============================================================================
Resource Class                                                    14,996,504
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $       1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $1,960,849
==========================================================================

EXPENSES:

Advisory fees                                                      258,425
--------------------------------------------------------------------------
Administrative services fees                                        49,956
--------------------------------------------------------------------------
Custodian fees                                                       9,409
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         367,810
--------------------------------------------------------------------------
  Personal Investment Class                                         29,229
--------------------------------------------------------------------------
  Cash Management Class                                              9,969
--------------------------------------------------------------------------
  Resource Class                                                    21,362
--------------------------------------------------------------------------
Transfer agent fees                                                 28,664
--------------------------------------------------------------------------
Trustees' fees                                                       1,954
--------------------------------------------------------------------------
Other                                                               81,869
==========================================================================
    Total expenses                                                 858,647
==========================================================================
Less: Fees waived and expenses reimbursed                         (458,086)
--------------------------------------------------------------------------
    Net expenses                                                   400,561
==========================================================================
Net investment income                                            1,560,288
==========================================================================
Net realized gain from investment securities                        15,400
==========================================================================
Net increase in net assets resulting from operations            $1,575,688
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                               FEBRUARY 28,      AUGUST 31,
                                                                   2003             2002
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  1,560,288     $   9,278,002
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       15,400             1,510
=============================================================================================
    Net increase in net assets resulting from operations          1,575,688         9,279,512
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                              (452,752)       (3,468,235)
---------------------------------------------------------------------------------------------
  Private Investment Class                                         (809,973)       (2,625,345)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                         (34,204)          (43,549)
---------------------------------------------------------------------------------------------
  Cash Management Class                                            (128,238)         (770,065)
---------------------------------------------------------------------------------------------
  Resource Class                                                   (135,121)       (2,370,808)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Institutional Class                                               (17,975)               --
---------------------------------------------------------------------------------------------
  Private Investment Class                                          (42,461)               --
---------------------------------------------------------------------------------------------
  Personal Investment Class                                          (2,054)               --
---------------------------------------------------------------------------------------------
  Cash Management Class                                              (7,635)               --
---------------------------------------------------------------------------------------------
  Resource Class                                                     (4,877)               --
---------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (13,864,117)     (140,553,009)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       48,683,200        (7,280,625)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (1,279,845)        7,347,587
---------------------------------------------------------------------------------------------
  Cash Management Class                                          76,808,531        (1,994,482)
---------------------------------------------------------------------------------------------
  Resource Class                                                (14,711,613)     (126,612,324)
=============================================================================================
    Net increase (decrease) in net assets                        95,576,554      (269,091,343)
=============================================================================================

NET ASSETS:

  Beginning of period                                           234,741,982       503,833,325
=============================================================================================
  End of period                                                $330,318,536     $ 234,741,982
_____________________________________________________________________________________________
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $330,281,107     $ 234,644,951
---------------------------------------------------------------------------------------------
  Undistributed net investment income                                   392               392
---------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         37,037            96,639
=============================================================================================
                                                               $330,318,536     $ 234,741,982
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                    RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Over $250 million to $500 million                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived advisory fees of $258,425 and reimbursed expenses of $1,459.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $49,956 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $20,492 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $183,905, $21,198, $, $7,975 and $17,090, respectively, after Plan fees waived by FMC of $198,202.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $1,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--SHARE INFORMATION

The Fund currently offers five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                           SIX MONTHS ENDED                      YEAR ENDED
                                           FEBRUARY 28, 2003                   AUGUST 31, 2002
                                     -----------------------------    ---------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                 158,595,556    $ 158,595,556       430,680,839    $   430,680,839
-------------------------------------------------------------------------------------------------------
  Private Investment Class            494,322,550      494,322,550     1,628,187,024      1,628,187,024
-------------------------------------------------------------------------------------------------------
  Personal Investment Class             5,790,358        5,790,358        15,721,155         15,721,155
-------------------------------------------------------------------------------------------------------
  Cash Management Class               320,909,490      320,909,490       292,721,967        292,721,967
-------------------------------------------------------------------------------------------------------
  Resource Class                       64,929,173       64,929,173       343,055,011        343,055,011
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     160,289          160,289         1,997,601          1,997,601
-------------------------------------------------------------------------------------------------------
  Private Investment Class                448,650          448,650         1,732,220          1,732,220
-------------------------------------------------------------------------------------------------------
  Personal Investment Class                 4,709            4,709            31,351             31,351
-------------------------------------------------------------------------------------------------------
  Cash Management Class                   140,399          140,399           795,743            795,743
-------------------------------------------------------------------------------------------------------
  Resource Class                          163,674          163,674         2,680,021          2,680,021
=======================================================================================================
Reacquired:
  Institutional Class                (172,619,962)    (172,619,962)     (573,231,449)      (573,231,449)
-------------------------------------------------------------------------------------------------------
  Private Investment Class           (446,088,000)    (446,088,000)   (1,637,199,869)    (1,637,199,869)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class            (7,074,912)      (7,074,912)       (8,404,919)        (8,404,919)
-------------------------------------------------------------------------------------------------------
  Cash Management Class              (244,241,358)    (244,241,358)     (295,512,192)      (295,512,192)
-------------------------------------------------------------------------------------------------------
  Resource Class                      (79,804,460)     (79,804,460)     (472,347,356)      (472,347,356)
=======================================================================================================
                                       95,636,156    $  95,636,156      (269,092,853)   $  (269,092,853)
_______________________________________________________________________________________________________
=======================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     PERSONAL INVESTMENT CLASS
                                            -------------------------------------------
                                                                          MAY 30, 2001
                                             SIX MONTHS                    (DATE SALES
                                               ENDED        YEAR ENDED     COMMENCED)
                                            FEBRUARY 28,    AUGUST 31,    TO AUGUST 31,
                                                2003           2002           2001
---------------------------------------------------------------------------------------
Net asset value, beginning of period          $  1.00         $ 1.00         $ 1.00
---------------------------------------------------------------------------------------
Net investment income                           0.004           0.02           0.01
---------------------------------------------------------------------------------------
Less dividends from net investment income      (0.004)         (0.02)         (0.01)
=======================================================================================
Net asset value, end of period                $  1.00         $ 1.00         $ 1.00
_______________________________________________________________________________________
=======================================================================================
Total return(a)                                  0.45%          1.47%          0.82%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $ 7,675         $8,957         $1,609
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense
    reimbursements                               0.67%(b)       0.63%          0.62%(c)
---------------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                               1.08%(b)       1.00%          1.01%(c)
=======================================================================================
Ratio of net investment income to average
  net assets                                     0.82%(b)       1.48%          4.50%(c)
_______________________________________________________________________________________
=======================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $7,859,101.
(c)  Annualized.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173


         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TAP-SAR-2

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                        These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during 2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Private Investment Class provided competitive performance; its monthly yield was 0.92%, and its seven-day yield was 0.93%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 22- to 58-day range; at the close of the reporting period the WAM was 30 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Private Investment Class stood at $159.7 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                               SEVEN-DAY
                                            MONTHLY YIELD        YIELD

Government TaxAdvantage Portfolio                 0.92%          0.93%
Private Investment Class

iMoneyNet Money Fund Averages--Trademark--        0.90%          0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-Bills, repos, or government agency securities.

================================================================================

                                                                     (continued)

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--99.96%

FEDERAL FARM CREDIT BANK--4.52%

Disc. Notes,(a)
  1.22%                                        08/06/03   $ 15,000   $ 14,919,683
=================================================================================
FEDERAL HOME LOAN BANK--87.87%

Disc. Notes,(a)
  1.30%                                        03/03/03    129,025    129,015,682
---------------------------------------------------------------------------------
Unsec. Bonds,
  4.50%                                        05/15/03      5,000      5,025,565
---------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000     10,109,625
---------------------------------------------------------------------------------
  6.88%                                        08/15/03      4,000      4,098,841
---------------------------------------------------------------------------------
  5.58%                                        09/02/03      4,000      4,086,950
---------------------------------------------------------------------------------
  1.50%                                        11/06/03      5,000      4,998,802
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.23%                                        03/07/03     40,000     39,991,833
---------------------------------------------------------------------------------
  1.24%                                        03/28/03     41,590     41,551,321
---------------------------------------------------------------------------------
  1.24%                                        04/04/03     15,000     14,982,419
---------------------------------------------------------------------------------
  1.26%                                        06/27/03     11,447     11,399,724
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.21%(b)                                     09/02/03     15,000     14,997,715
---------------------------------------------------------------------------------
  1.25%(c)                                     09/15/03     10,000      9,997,297
=================================================================================
                                                                      290,255,774
=================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION--7.57%

Floating Rate Notes,(d)
  1.25%                                        06/19/03   $ 25,000   $ 25,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $330,175,457)                                             330,175,457
=================================================================================
U.S. TREASURY BILLS--15.13%(a)

1.23% (Cost $49,976,083)                       03/17/03     50,000     49,976,083
=================================================================================
TOTAL INVESTMENTS--115.09% (Cost
  $380,151,540)(e)                                                    380,151,540
_________________________________________________________________________________
=================================================================================
OTHER ASSETS LESS LIABILITIES--(15.09)%                               (49,833,004)
_________________________________________________________________________________
=================================================================================
NET ASSETS--100.00%                                                  $330,318,536
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(d) Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(e) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                          $380,151,540
----------------------------------------------------------------------------
Interest receivable                                                  418,372
----------------------------------------------------------------------------
Investment for deferred compensation plan                             39,074
----------------------------------------------------------------------------
Other assets                                                           9,505
============================================================================
    Total assets                                                 380,618,491
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           49,976,083
----------------------------------------------------------------------------
  Dividends                                                          215,032
----------------------------------------------------------------------------
  Deferred compensation plan                                          39,074
----------------------------------------------------------------------------
Accrued distribution fees                                             40,545
----------------------------------------------------------------------------
Accrued trustees' fees                                                 1,333
----------------------------------------------------------------------------
Accrued transfer agent fees                                            8,409
----------------------------------------------------------------------------
Accrued operating expenses                                            19,479
============================================================================
    Total liabilities                                             50,299,955
============================================================================
Net assets applicable to shares outstanding                     $330,318,536
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                             $ 53,888,775
____________________________________________________________________________
============================================================================
Private Investment Class                                        $159,689,312
____________________________________________________________________________
============================================================================
Personal Investment Class                                       $  7,675,442
____________________________________________________________________________
============================================================================
Cash Management Class                                           $ 94,054,091
____________________________________________________________________________
============================================================================
Resource Class                                                  $ 15,010,916
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                               53,849,503
____________________________________________________________________________
============================================================================
Private Investment Class                                         159,704,395
____________________________________________________________________________
============================================================================
Personal Investment Class                                          7,676,882
____________________________________________________________________________
============================================================================
Cash Management Class                                             94,054,215
____________________________________________________________________________
============================================================================
Resource Class                                                    14,996,504
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $       1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $1,960,849
==========================================================================

EXPENSES:

Advisory fees                                                      258,425
--------------------------------------------------------------------------
Administrative services fees                                        49,956
--------------------------------------------------------------------------
Custodian fees                                                       9,409
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         367,810
--------------------------------------------------------------------------
  Personal Investment Class                                         29,229
--------------------------------------------------------------------------
  Cash Management Class                                              9,969
--------------------------------------------------------------------------
  Resource Class                                                    21,362
--------------------------------------------------------------------------
Transfer agent fees                                                 28,664
--------------------------------------------------------------------------
Trustees' fees                                                       1,954
--------------------------------------------------------------------------
Other                                                               81,869
==========================================================================
    Total expenses                                                 858,647
==========================================================================
Less: Fees waived and expenses reimbursed                         (458,086)
--------------------------------------------------------------------------
    Net expenses                                                   400,561
==========================================================================
Net investment income                                            1,560,288
==========================================================================
Net realized gain from investment securities                        15,400
==========================================================================
Net increase in net assets resulting from operations            $1,575,688
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                               FEBRUARY 28,      AUGUST 31,
                                                                   2003             2002
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  1,560,288     $   9,278,002
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       15,400             1,510
=============================================================================================
    Net increase in net assets resulting from operations          1,575,688         9,279,512
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                              (452,752)       (3,468,235)
---------------------------------------------------------------------------------------------
  Private Investment Class                                         (809,973)       (2,625,345)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                         (34,204)          (43,549)
---------------------------------------------------------------------------------------------
  Cash Management Class                                            (128,238)         (770,065)
---------------------------------------------------------------------------------------------
  Resource Class                                                   (135,121)       (2,370,808)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Institutional Class                                               (17,975)               --
---------------------------------------------------------------------------------------------
  Private Investment Class                                          (42,461)               --
---------------------------------------------------------------------------------------------
  Personal Investment Class                                          (2,054)               --
---------------------------------------------------------------------------------------------
  Cash Management Class                                              (7,635)               --
---------------------------------------------------------------------------------------------
  Resource Class                                                     (4,877)               --
---------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (13,864,117)     (140,553,009)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       48,683,200        (7,280,625)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (1,279,845)        7,347,587
---------------------------------------------------------------------------------------------
  Cash Management Class                                          76,808,531        (1,994,482)
---------------------------------------------------------------------------------------------
  Resource Class                                                (14,711,613)     (126,612,324)
=============================================================================================
    Net increase (decrease) in net assets                        95,576,554      (269,091,343)
=============================================================================================

NET ASSETS:

  Beginning of period                                           234,741,982       503,833,325
=============================================================================================
  End of period                                                $330,318,536     $ 234,741,982
_____________________________________________________________________________________________
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $330,281,107     $ 234,644,951
---------------------------------------------------------------------------------------------
  Undistributed net investment income                                   392               392
---------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         37,037            96,639
=============================================================================================
                                                               $330,318,536     $ 234,741,982
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                    RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Over $250 million to $500 million                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived advisory fees of $258,425 and reimbursed expenses of $1,459.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $49,956 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $20,492 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $183,905, $21,198, $, $7,975 and $17,090, respectively, after Plan fees waived by FMC of $198,202.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $1,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--SHARE INFORMATION

The Fund currently offers five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                           SIX MONTHS ENDED                      YEAR ENDED
                                           FEBRUARY 28, 2003                   AUGUST 31, 2002
                                     -----------------------------    ---------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                 158,595,556    $ 158,595,556       430,680,839    $   430,680,839
-------------------------------------------------------------------------------------------------------
  Private Investment Class            494,322,550      494,322,550     1,628,187,024      1,628,187,024
-------------------------------------------------------------------------------------------------------
  Personal Investment Class             5,790,358        5,790,358        15,721,155         15,721,155
-------------------------------------------------------------------------------------------------------
  Cash Management Class               320,909,490      320,909,490       292,721,967        292,721,967
-------------------------------------------------------------------------------------------------------
  Resource Class                       64,929,173       64,929,173       343,055,011        343,055,011
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     160,289          160,289         1,997,601          1,997,601
-------------------------------------------------------------------------------------------------------
  Private Investment Class                448,650          448,650         1,732,220          1,732,220
-------------------------------------------------------------------------------------------------------
  Personal Investment Class                 4,709            4,709            31,351             31,351
-------------------------------------------------------------------------------------------------------
  Cash Management Class                   140,399          140,399           795,743            795,743
-------------------------------------------------------------------------------------------------------
  Resource Class                          163,674          163,674         2,680,021          2,680,021
=======================================================================================================
Reacquired:
  Institutional Class                (172,619,962)    (172,619,962)     (573,231,449)      (573,231,449)
-------------------------------------------------------------------------------------------------------
  Private Investment Class           (446,088,000)    (446,088,000)   (1,637,199,869)    (1,637,199,869)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class            (7,074,912)      (7,074,912)       (8,404,919)        (8,404,919)
-------------------------------------------------------------------------------------------------------
  Cash Management Class              (244,241,358)    (244,241,358)     (295,512,192)      (295,512,192)
-------------------------------------------------------------------------------------------------------
  Resource Class                      (79,804,460)     (79,804,460)     (472,347,356)      (472,347,356)
=======================================================================================================
                                       95,636,156    $  95,636,156      (269,092,853)   $  (269,092,853)
_______________________________________________________________________________________________________
=======================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    PRIVATE INVESTMENT CLASS
                               -------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                        YEAR ENDED AUGUST 31,
                               FEBRUARY 28,      -------------------------------------------------
                                   2003            2002       2001      2000      1999      1998
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   1.00        $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
--------------------------------------------------------------------------------------------------
Net investment income                0.01            0.02       0.05      0.05      0.04      0.05
--------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                 (0.01)          (0.02)     (0.05)    (0.05)    (0.04)    (0.05)
==================================================================================================
Net asset value, end of
  period                         $   1.00        $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                      0.59%           1.73%      5.05%     5.15%     4.25%     5.04%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $159,689        $111,045   $118,324   $77,755   $45,377   $31,143
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and
    expense reimbursements           0.38%(b)        0.38%      0.37%     0.36%     0.43%     0.45%
--------------------------------------------------------------------------------------------------
  Without fee waivers and
    expense reimbursements           0.83%(b)        0.75%      0.76%     0.86%     0.85%     0.78%
==================================================================================================
Ratio of net investment
  income to average net
  assets                             1.12%(b)        1.73%      4.75%     5.08%     4.18%     4.80%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $148,343,243.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                                 RESOURCE CLASS

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                               Robert H. Graham B
ruce L. Crockett                                              Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TAP-SAR-4

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                        These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Resource Class provided competitive performance; its monthly yield was 1.01%, and its seven-day yield was 1.02%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 22- to 58-day range; at the close of the reporting period the WAM was 30 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Resource Class stood at $15.0 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                             SEVEN-DAY
                                            MONTHLY YIELD      YIELD

Government TaxAdvantage Portfolio                1.01%         1.02%
Resource Class

iMoneyNet Money Fund Averages--Trademark)        0.90%         0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet is an independent mutual fund performance monitor. The iMoneyNet Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-Bills, repos, or government agency securities.

================================================================================

                                                                     (continued)

    The Government TaxAdvantage Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--99.96%

FEDERAL FARM CREDIT BANK--4.52%

Disc. Notes,(a)
  1.22%                                        08/06/03   $ 15,000   $ 14,919,683
=================================================================================
FEDERAL HOME LOAN BANK--87.87%

Disc. Notes,(a)
  1.30%                                        03/03/03    129,025    129,015,682
---------------------------------------------------------------------------------
Unsec. Bonds,
  4.50%                                        05/15/03      5,000      5,025,565
---------------------------------------------------------------------------------
  5.76%                                        06/24/03     10,000     10,109,625
---------------------------------------------------------------------------------
  6.88%                                        08/15/03      4,000      4,098,841
---------------------------------------------------------------------------------
  5.58%                                        09/02/03      4,000      4,086,950
---------------------------------------------------------------------------------
  1.50%                                        11/06/03      5,000      4,998,802
---------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.23%                                        03/07/03     40,000     39,991,833
---------------------------------------------------------------------------------
  1.24%                                        03/28/03     41,590     41,551,321
---------------------------------------------------------------------------------
  1.24%                                        04/04/03     15,000     14,982,419
---------------------------------------------------------------------------------
  1.26%                                        06/27/03     11,447     11,399,724
---------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  1.21%(b)                                     09/02/03     15,000     14,997,715
---------------------------------------------------------------------------------
  1.25%(c)                                     09/15/03     10,000      9,997,297
=================================================================================
                                                                      290,255,774
=================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
---------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION--7.57%

Floating Rate Notes,(d)
  1.25%                                        06/19/03   $ 25,000   $ 25,000,000
=================================================================================
    Total U.S. Government Agency Securities
      (Cost $330,175,457)                                             330,175,457
=================================================================================
U.S. TREASURY BILLS--15.13%(a)

1.23% (Cost $49,976,083)                       03/17/03     50,000     49,976,083
=================================================================================
TOTAL INVESTMENTS--115.09% (Cost
  $380,151,540)(e)                                                    380,151,540
_________________________________________________________________________________
=================================================================================
OTHER ASSETS LESS LIABILITIES--(15.09)%                               (49,833,004)
_________________________________________________________________________________
=================================================================================
NET ASSETS--100.00%                                                  $330,318,536
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

Disc.   - Discount
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(d) Interest rate is redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(e) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                          $380,151,540
----------------------------------------------------------------------------
Interest receivable                                                  418,372
----------------------------------------------------------------------------
Investment for deferred compensation plan                             39,074
----------------------------------------------------------------------------
Other assets                                                           9,505
============================================================================
    Total assets                                                 380,618,491
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           49,976,083
----------------------------------------------------------------------------
  Dividends                                                          215,032
----------------------------------------------------------------------------
  Deferred compensation plan                                          39,074
----------------------------------------------------------------------------
Accrued distribution fees                                             40,545
----------------------------------------------------------------------------
Accrued trustees' fees                                                 1,333
----------------------------------------------------------------------------
Accrued transfer agent fees                                            8,409
----------------------------------------------------------------------------
Accrued operating expenses                                            19,479
============================================================================
    Total liabilities                                             50,299,955
============================================================================
Net assets applicable to shares outstanding                     $330,318,536
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                             $ 53,888,775
____________________________________________________________________________
============================================================================
Private Investment Class                                        $159,689,312
____________________________________________________________________________
============================================================================
Personal Investment Class                                       $  7,675,442
____________________________________________________________________________
============================================================================
Cash Management Class                                           $ 94,054,091
____________________________________________________________________________
============================================================================
Resource Class                                                  $ 15,010,916
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                               53,849,503
____________________________________________________________________________
============================================================================
Private Investment Class                                         159,704,395
____________________________________________________________________________
============================================================================
Personal Investment Class                                          7,676,882
____________________________________________________________________________
============================================================================
Cash Management Class                                             94,054,215
____________________________________________________________________________
============================================================================
Resource Class                                                    14,996,504
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $       1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $1,960,849
==========================================================================

EXPENSES:

Advisory fees                                                      258,425
--------------------------------------------------------------------------
Administrative services fees                                        49,956
--------------------------------------------------------------------------
Custodian fees                                                       9,409
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         367,810
--------------------------------------------------------------------------
  Personal Investment Class                                         29,229
--------------------------------------------------------------------------
  Cash Management Class                                              9,969
--------------------------------------------------------------------------
  Resource Class                                                    21,362
--------------------------------------------------------------------------
Transfer agent fees                                                 28,664
--------------------------------------------------------------------------
Trustees' fees                                                       1,954
--------------------------------------------------------------------------
Other                                                               81,869
==========================================================================
    Total expenses                                                 858,647
==========================================================================
Less: Fees waived and expenses reimbursed                         (458,086)
--------------------------------------------------------------------------
    Net expenses                                                   400,561
==========================================================================
Net investment income                                            1,560,288
==========================================================================
Net realized gain from investment securities                        15,400
==========================================================================
Net increase in net assets resulting from operations            $1,575,688
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                               FEBRUARY 28,      AUGUST 31,
                                                                   2003             2002
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  1,560,288     $   9,278,002
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       15,400             1,510
=============================================================================================
    Net increase in net assets resulting from operations          1,575,688         9,279,512
=============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                              (452,752)       (3,468,235)
---------------------------------------------------------------------------------------------
  Private Investment Class                                         (809,973)       (2,625,345)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                         (34,204)          (43,549)
---------------------------------------------------------------------------------------------
  Cash Management Class                                            (128,238)         (770,065)
---------------------------------------------------------------------------------------------
  Resource Class                                                   (135,121)       (2,370,808)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Institutional Class                                               (17,975)               --
---------------------------------------------------------------------------------------------
  Private Investment Class                                          (42,461)               --
---------------------------------------------------------------------------------------------
  Personal Investment Class                                          (2,054)               --
---------------------------------------------------------------------------------------------
  Cash Management Class                                              (7,635)               --
---------------------------------------------------------------------------------------------
  Resource Class                                                     (4,877)               --
---------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (13,864,117)     (140,553,009)
---------------------------------------------------------------------------------------------
  Private Investment Class                                       48,683,200        (7,280,625)
---------------------------------------------------------------------------------------------
  Personal Investment Class                                      (1,279,845)        7,347,587
---------------------------------------------------------------------------------------------
  Cash Management Class                                          76,808,531        (1,994,482)
---------------------------------------------------------------------------------------------
  Resource Class                                                (14,711,613)     (126,612,324)
=============================================================================================
    Net increase (decrease) in net assets                        95,576,554      (269,091,343)
=============================================================================================

NET ASSETS:

  Beginning of period                                           234,741,982       503,833,325
=============================================================================================
  End of period                                                $330,318,536     $ 234,741,982
_____________________________________________________________________________________________
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $330,281,107     $ 234,644,951
---------------------------------------------------------------------------------------------
  Undistributed net investment income                                   392               392
---------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         37,037            96,639
=============================================================================================
                                                               $330,318,536     $ 234,741,982
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                    RATE
-------------------------------------------------------------------
First $250 million                                            0.20%
-------------------------------------------------------------------
Over $250 million to $500 million                             0.15%
-------------------------------------------------------------------
Over $500 million                                             0.10%
___________________________________________________________________
===================================================================


AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived advisory fees of $258,425 and reimbursed expenses of $1,459.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $49,956 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $20,492 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $183,905, $21,198, $, $7,975 and $17,090, respectively, after Plan fees waived by FMC of $198,202.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $1,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--SHARE INFORMATION

The Fund currently offers five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                           SIX MONTHS ENDED                      YEAR ENDED
                                           FEBRUARY 28, 2003                   AUGUST 31, 2002
                                     -----------------------------    ---------------------------------
                                        SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                 158,595,556    $ 158,595,556       430,680,839    $   430,680,839
-------------------------------------------------------------------------------------------------------
  Private Investment Class            494,322,550      494,322,550     1,628,187,024      1,628,187,024
-------------------------------------------------------------------------------------------------------
  Personal Investment Class             5,790,358        5,790,358        15,721,155         15,721,155
-------------------------------------------------------------------------------------------------------
  Cash Management Class               320,909,490      320,909,490       292,721,967        292,721,967
-------------------------------------------------------------------------------------------------------
  Resource Class                       64,929,173       64,929,173       343,055,011        343,055,011
=======================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                     160,289          160,289         1,997,601          1,997,601
-------------------------------------------------------------------------------------------------------
  Private Investment Class                448,650          448,650         1,732,220          1,732,220
-------------------------------------------------------------------------------------------------------
  Personal Investment Class                 4,709            4,709            31,351             31,351
-------------------------------------------------------------------------------------------------------
  Cash Management Class                   140,399          140,399           795,743            795,743
-------------------------------------------------------------------------------------------------------
  Resource Class                          163,674          163,674         2,680,021          2,680,021
=======================================================================================================
Reacquired:
  Institutional Class                (172,619,962)    (172,619,962)     (573,231,449)      (573,231,449)
-------------------------------------------------------------------------------------------------------
  Private Investment Class           (446,088,000)    (446,088,000)   (1,637,199,869)    (1,637,199,869)
-------------------------------------------------------------------------------------------------------
  Personal Investment Class            (7,074,912)      (7,074,912)       (8,404,919)        (8,404,919)
-------------------------------------------------------------------------------------------------------
  Cash Management Class              (244,241,358)    (244,241,358)     (295,512,192)      (295,512,192)
-------------------------------------------------------------------------------------------------------
  Resource Class                      (79,804,460)     (79,804,460)     (472,347,356)      (472,347,356)
=======================================================================================================
                                       95,636,156    $  95,636,156      (269,092,853)   $  (269,092,853)
_______________________________________________________________________________________________________
=======================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       RESOURCE CLASS
                                    -----------------------------------------------------
                                                                        DECEMBER 30, 1999
                                     SIX MONTHS        YEAR ENDED          (DATE SALES
                                       ENDED           AUGUST 31,          COMMENCED)
                                    FEBRUARY 28,   ------------------     TO AUGUST 31,
                                        2003        2002       2001           2000
-----------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $  1.00      $  1.00   $   1.00        $ 1.00
-----------------------------------------------------------------------------------------
Net investment income                    0.01         0.02       0.05          0.04(a)
-----------------------------------------------------------------------------------------
Less dividends from net investment
  income                                (0.01)       (0.02)     (0.05)        (0.04)
=========================================================================================
Net asset value, end of period        $  1.00      $  1.00   $   1.00        $ 1.00
_________________________________________________________________________________________
=========================================================================================
Total return(b)                          0.64%        1.82%      5.15%         3.66%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $15,011      $29,726   $156,340        $  765
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and expense
    reimbursements                       0.29%(c)     0.29%      0.28%         0.27%(d)
-----------------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                       0.53%(c)     0.45%      0.46%         0.56%(d)
=========================================================================================
Ratio of net investment income to
  average net assets                     1.21%(c)     1.82%      4.84%         5.17%(d)
_________________________________________________________________________________________
=========================================================================================

(a)  Calculated using averages shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $21,539,004.
(d)  Annualized.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                              CASH MANAGEMENT CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-SAR-4

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                       These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Cash Management Class provided competitive performance; its monthly yield was 1.17%, and its seven-day yield was 1.16%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period the WAM was 40 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Cash Management Class stood at $1.9 billion at the close of the reporting period. (Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower).

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                   SEVEN-DAY
                                                   MONTHLY YIELD     YIELD

Treasury Portfolio                                      1.17%        1.16%
Cash Management Class

iMoneyNet Money Fund Averages--Trademark--              0.57%        0.56%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--              0.90%        0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase category consists of 59 funds that invest only in T-bills or repurchase agreements (backed by T-bills). The iMoneyMarket Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-bills, repos or government agency securities.

================================================================================

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--34.31%

U.S. TREASURY BILLS--22.97%(a)

1.39%                                          03/06/03   $100,000   $   99,980,694
-----------------------------------------------------------------------------------
1.24%                                          03/17/03    400,000      399,807,889
-----------------------------------------------------------------------------------
1.50%                                          04/03/03    150,000      149,793,750
-----------------------------------------------------------------------------------
1.24%                                          05/22/03    100,000       99,716,417
-----------------------------------------------------------------------------------
1.27%                                          05/29/03    100,000       99,687,264
-----------------------------------------------------------------------------------
1.24%                                          06/12/03    150,000      149,467,833
-----------------------------------------------------------------------------------
1.24%                                          07/03/03    100,000       99,573,750
-----------------------------------------------------------------------------------
1.23%                                          07/10/03    200,000      199,106,653
-----------------------------------------------------------------------------------
1.18%                                          07/31/03    100,000       99,501,778
-----------------------------------------------------------------------------------
1.18%                                          08/07/03    100,000       99,478,833
-----------------------------------------------------------------------------------
1.17%                                          08/14/03    150,000      149,190,750
-----------------------------------------------------------------------------------
1.17%                                          08/21/03    100,000       99,437,750
===================================================================================
                                                                      1,744,743,361
===================================================================================

U.S. TREASURY NOTES--11.34%

5.75%                                          04/30/03     50,000       50,312,128
-----------------------------------------------------------------------------------
3.88%                                          06/30/03    100,000      100,638,848
-----------------------------------------------------------------------------------
5.25%                                          08/15/03    150,000      152,301,873
-----------------------------------------------------------------------------------
5.75%                                          08/15/03    250,000      254,467,861
-----------------------------------------------------------------------------------
2.75%                                          09/30/03     75,000       75,406,728
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,592,889
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      101,733,274
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,828,569
===================================================================================
                                                                        861,282,170
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,606,025,531)                                                 2,606,025,531
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $2,606,025,531)                               2,606,025,531
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--70.97%(b)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.33%(c)                                     03/03/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.34%(d)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.34%(e)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.34%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp.-New York Branch
  (Canada)
  1.33%(g)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.33%(h)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.34%(i)                                     03/03/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.34%(j)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.33%(k)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.33%(l)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.29%(m)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.27%(n)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.23%(o)                                     04/15/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.34%(p)                                     03/03/03    350,000      350,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(q)                                     03/03/03     91,520       91,520,033
-----------------------------------------------------------------------------------
West LB AG-New York Branch (Germany)
  1.30%(r)                                     03/03/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,391,520,033)                                                 5,391,520,033
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS--105.28% (Cost
  $7,997,545,564)(s)                                                  7,997,545,564
___________________________________________________________________________________
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

OTHER ASSETS LESS LIABILITIES--(5.28%)                               $ (400,965,926)
___________________________________________________________________________________
===================================================================================
NET ASSETS--100.00%                                                  $7,596,579,638
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $259,154,000 U.S. Treasury obligations, 1.63% to 13.25% due 07/31/03 to 05/15/30 with an aggregate market value at 02/28/03 of $306,000,039.
(d) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $247,775,000 U.S. Treasury obligations, 6.00% to 12.00% due 05/15/04 to 11/15/26 with an aggregate market value at 02/28/03 of $306,001,000.
(e) Repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $612,018,000 U.S. Treasury obligations, 0% to 12.00% due 07/24/03 to 08/15/29 with an aggregate market value at 02/28/03 of $714,000,562.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $432,631,000 U.S. Treasury obligations, 6.00% to 8.75% due 05/15/17 to 11/15/27 with an aggregate market value at 02/28/03 of $155,671,441.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $286,960,000 U.S. Treasury obligations, 0% to 7.13% due 07/10/03 to 08/15/26 with an aggregate market value at 02/28/03 of $306,001,014.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $700,077,583. Collateralized by $640,236,000 U.S. Treasury obligations, 0% to 13.75% due 03/13/03 to 04/15/32 with an aggregate market value at 02/28/03 of $714,000,324.
(i) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,167. Collateralized by $90,755,000 U.S. Treasury obligations, 2.88% to 7.25% due 01/31/04 to 08/15/22 with an aggregate market value at 02/28/03 of $102,003,761.
(j) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $567,990,000 U.S. Treasury obligations, 0% to 6.63% due 02/15/10 to 02/15/27 with an aggregate market value at 02/28/03 of $306,001,693.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $376,903,000 U.S. Treasury obligations, 7.13% to 10.75% due 08/15/05 to 02/15/23 with an aggregate market value at 02/28/03 of $510,000,136.

(l) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $283,393,000 U.S. Treasury obligations, 0% to 6.50% due 08/14/03 to 05/15/05 with an aggregate market value at 02/28/03 of $306,000,467.
(m) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,250. Collateralized by $739,354,879 U.S. Treasury obligations, 0% to 8.88% due 02/15/14 to 11/15/27 with an aggregate market value at 02/28/03 of $306,002,180.
(n) Repurchase agreement entered into 02/28/03 with a maturing value of $300,031,750. Collateralized by $493,409,250 U.S. Treasury obligations, 0% to 9.00% due 05/15/11 to 11/15/18 with an aggregate market value at 02/28/03 of $306,000,394.
(o) Term repurchase agreement entered into 01/07/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $686,239,000 U.S. Treasury obligations, 0% due 05/15/05 to 11/15/16 with an aggregate market value at 02/28/03 of $408,000,440.
(p) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,083. Collateralized by $345,350,000 U.S. Treasury obligations, 1.50% to 5.00% due 02/28/05 to 02/15/13 with an aggregate market value at 02/28/03 of $357,833,285.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Treasury obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,500. Collateralized by $298,492,000 U.S. Treasury obligations, 2.88% due 06/30/04 with an aggregate market value at 02/28/03 of $306,000,499.
(s) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,606,025,531
----------------------------------------------------------------------------
Repurchase agreements                                          5,391,520,033
----------------------------------------------------------------------------
Interest receivable                                                6,436,430
----------------------------------------------------------------------------
Investment for deferred compensation plan                            131,413
----------------------------------------------------------------------------
Other assets                                                         136,949
============================================================================
    Total assets                                               8,004,250,356
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                          399,807,889
----------------------------------------------------------------------------
  Dividends                                                        6,959,423
----------------------------------------------------------------------------
  Deferred compensation plan                                         131,413
----------------------------------------------------------------------------
Accrued distribution fees                                            566,462
----------------------------------------------------------------------------
Accrued trustees' fees                                                 7,575
----------------------------------------------------------------------------
Accrued transfer agent fees                                          149,640
----------------------------------------------------------------------------
Accrued operating expenses                                            48,316
============================================================================
    Total liabilities                                            407,670,718
============================================================================
Net assets applicable to shares outstanding                   $7,596,579,638
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,132,251,585
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  756,075,522
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  282,956,353
____________________________________________________________________________
============================================================================
Cash Management Class                                         $1,886,158,179
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  129,245,323
____________________________________________________________________________
============================================================================
Resource Class                                                $  409,892,676
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,131,465,181
____________________________________________________________________________
============================================================================
Private Investment Class                                         755,967,140
____________________________________________________________________________
============================================================================
Personal Investment Class                                        282,884,344
____________________________________________________________________________
============================================================================
Cash Management Class                                          1,885,863,280
____________________________________________________________________________
============================================================================
Reserve Class                                                    129,215,402
____________________________________________________________________________
============================================================================
Resource Class                                                   409,805,185
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $62,070,580
=========================================================================

EXPENSES:

Advisory fees                                                   6,031,163
-------------------------------------------------------------------------
Administrative services fees                                      338,486
-------------------------------------------------------------------------
Custodian fees                                                     28,389
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,991,422
-------------------------------------------------------------------------
  Personal Investment Class                                     1,159,500
-------------------------------------------------------------------------
  Cash Management Class                                         1,136,010
-------------------------------------------------------------------------
  Reserve Class                                                   776,967
-------------------------------------------------------------------------
  Resource Class                                                  400,389
-------------------------------------------------------------------------
Transfer agent fees                                               615,562
-------------------------------------------------------------------------
Trustees' fees                                                     28,526
-------------------------------------------------------------------------
Other                                                             155,572
=========================================================================
    Total expenses                                             12,661,986
=========================================================================
Less: Fees waived                                              (4,550,600)
-------------------------------------------------------------------------
    Net expenses                                                8,111,386
=========================================================================
Net investment income                                          53,959,194
=========================================================================
Net realized gain from investment securities                       50,954
=========================================================================
Net increase in net assets resulting from operations          $54,010,148
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   53,959,194     $  157,049,741
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        50,954            758,706
===============================================================================================
    Net increase in net assets resulting from operations          54,010,148        157,808,447
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (29,545,265)       (92,715,019)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,527,915)       (12,339,455)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,413,188)        (5,132,011)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,447,688)       (36,529,757)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (452,852)        (2,392,182)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,572,286)        (7,941,317)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (112,817,938)       462,038,666
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        83,615,753         64,373,976
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (73,651,459)        48,732,225
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (337,241,483)     1,067,830,889
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (33,574,958)       (50,018,518)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (39,620,889)        80,265,843
===============================================================================================
    Net increase (decrease) in net assets                       (513,240,020)     1,673,981,787
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          8,109,819,658      6,435,837,871
===============================================================================================
  End of period                                               $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $7,595,210,976     $8,108,501,950
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)           (10,417)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,379,079          1,328,125
===============================================================================================
                                                              $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,015,581.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $338,486 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $620,969 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,194,853, $841,824, $908,808, $663,473 and $320,311, respectively, after Plan fees waived by FMC of $1,535,019.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $7,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers six classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,916,477,012    $  8,916,477,012     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        4,027,195,881       4,027,195,881      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,393,212,567       1,393,212,567      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          11,619,313,831      11,619,313,831     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   2,605,832,586       2,605,832,586      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,818,508,805       2,818,508,805      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 6,045,066           6,045,066         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,130,292           1,130,292          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           1,496,446           1,496,446          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,593,570           5,593,570         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         459,391             459,391          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,941,166           1,941,166          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class            (9,035,340,016)     (9,035,340,016)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,944,710,420)     (3,944,710,420)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,468,360,472)     (1,468,360,472)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (11,962,148,884)    (11,962,148,884)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (2,639,866,935)     (2,639,866,935)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,860,070,860)     (2,860,070,860)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                   (513,290,974)   $   (513,290,974)     1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          CASH MANAGEMENT CLASS
                                --------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                           YEAR ENDED AUGUST 31,
                                FEBRUARY 28,      --------------------------------------------------------
                                    2003             2002         2001        2000       1999       1998
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $     1.00       $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
----------------------------------------------------------------------------------------------------------
Net investment income                  0.01             0.02         0.05       0.06       0.05       0.05
==========================================================================================================
Less dividends from net
  investment income                   (0.01)           (0.02)       (0.05)     (0.06)     (0.05)     (0.05)
==========================================================================================================
Net asset value, end of period   $     1.00       $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                        0.68%            1.99%        5.28%      5.75%      4.89%      5.56%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $1,886,158       $2,223,385   $1,155,373   $780,425   $860,354   $933,791
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                     0.18%(b)         0.18%        0.18%      0.18%      0.17%      0.17%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                  0.28%(b)         0.25%        0.20%      0.20%      0.19%      0.19%
==========================================================================================================
Ratio of net investment income
  to average net assets                1.36%(b)         1.94%        5.04%      5.58%      4.77%      5.42%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $2,290,849,238.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                               INSTITUTIONAL CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                 --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-SAR-1

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                       These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Institutional Class provided competitive performance; its monthly yield was 1.25%, and its seven-day yield was 1.24%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period the WAM was 40 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Institutional Class stood at $4.1 billion at the close of the reporting period. (Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower).

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                   SEVEN-DAY
                                                   MONTHLY YIELD     YIELD

Treasury Portfolio                                      1.25%        1.24%
Institutional Class

iMoneyNet Money Fund Averages--Trademark--              0.57%        0.56%
U.S. Treasury/Repurchase

iMoneyNet Money Fund Averages--Trademark--              0.90%        0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase category consists of 59 funds that invest only in T-bills or repurchase agreements (backed by T-bills). The iMoneyMarket Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-bills, repos or government agency securities.

================================================================================

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================

                                   (LINE ART)

                           MONTHLY YIELD COMPARISON
 Six months ended 2/28/03 (Yields are monthly yields for the month-ends shown.)



                                          YIELD

                                           iMONEYNET MONEY FUND      iMONEYNET MONEY FUND
          SHORT-TERM INVESTMENTS TRUST     AVERAGES--Trademark--    AVERAGES--Trademark--
               TREASURY PORTFOLIO        U.S. TREASURY/REPURCHASE      GOVERNMENT ONLY/
              INSTITUTIONAL CLASS               AGREEMENTS            INSTITUTIONS ONLY

9/02                 1.7%                         1.37%                     1.03%
10/02                1.7%                         1.36%                     1.03%
11/02                1.43%                        1.13%                     0.77%
12/02                1.32%                        1.03%                     0.68%
1/03                 1.26%                        0.94%                     0.62%
2/03                 1.25%                        0.9%                      0.57%

================================================================================

                                   (LINE ART)

                      WEIGHTED AVERAGE MATURITY COMPARISON
                            Six months ended 2/28/03

                                           DAYS

                                            iMONEYNET MONEY FUND     iMONEYNET MONEY FUND
          SHORT-TERM INVESTMENTS TRUST      AVERAGES--Trademark--    AVERAGES--Trademark--
              TREASURY PORTFOLIO          U.S. TREASURY/REPURCHASE     GOVERNMENT ONLY/
              INSTITUTIONAL CLASS               AGREEMENTS            INSTITUTIONS ONLY

9/02                 46                             34                        50
10/02                51                             37                        50
11/02                48                             41                        52
12/02                42                             40                        48
1/03                 39                             39                        48
2/03                 40                             36                        48

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark-- for monthly yields.

================================================================================

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--34.31%

U.S. TREASURY BILLS--22.97%(a)

1.39%                                          03/06/03   $100,000   $   99,980,694
-----------------------------------------------------------------------------------
1.24%                                          03/17/03    400,000      399,807,889
-----------------------------------------------------------------------------------
1.50%                                          04/03/03    150,000      149,793,750
-----------------------------------------------------------------------------------
1.24%                                          05/22/03    100,000       99,716,417
-----------------------------------------------------------------------------------
1.27%                                          05/29/03    100,000       99,687,264
-----------------------------------------------------------------------------------
1.24%                                          06/12/03    150,000      149,467,833
-----------------------------------------------------------------------------------
1.24%                                          07/03/03    100,000       99,573,750
-----------------------------------------------------------------------------------
1.23%                                          07/10/03    200,000      199,106,653
-----------------------------------------------------------------------------------
1.18%                                          07/31/03    100,000       99,501,778
-----------------------------------------------------------------------------------
1.18%                                          08/07/03    100,000       99,478,833
-----------------------------------------------------------------------------------
1.17%                                          08/14/03    150,000      149,190,750
-----------------------------------------------------------------------------------
1.17%                                          08/21/03    100,000       99,437,750
===================================================================================
                                                                      1,744,743,361
===================================================================================

U.S. TREASURY NOTES--11.34%

5.75%                                          04/30/03     50,000       50,312,128
-----------------------------------------------------------------------------------
3.88%                                          06/30/03    100,000      100,638,848
-----------------------------------------------------------------------------------
5.25%                                          08/15/03    150,000      152,301,873
-----------------------------------------------------------------------------------
5.75%                                          08/15/03    250,000      254,467,861
-----------------------------------------------------------------------------------
2.75%                                          09/30/03     75,000       75,406,728
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,592,889
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      101,733,274
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,828,569
===================================================================================
                                                                        861,282,170
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,606,025,531)                                                 2,606,025,531
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $2,606,025,531)                               2,606,025,531
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--70.97%(b)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.33%(c)                                     03/03/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.34%(d)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.34%(e)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.34%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp.-New York Branch
  (Canada)
  1.33%(g)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.33%(h)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.34%(i)                                     03/03/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.34%(j)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.33%(k)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.33%(l)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.29%(m)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.27%(n)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.23%(o)                                     04/15/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.34%(p)                                     03/03/03    350,000      350,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(q)                                     03/03/03     91,520       91,520,033
-----------------------------------------------------------------------------------
West LB AG-New York Branch (Germany)
  1.30%(r)                                     03/03/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,391,520,033)                                                 5,391,520,033
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS--105.28% (Cost
  $7,997,545,564)(s)                                                  7,997,545,564
___________________________________________________________________________________
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

OTHER ASSETS LESS LIABILITIES--(5.28%)                               $ (400,965,926)
___________________________________________________________________________________
===================================================================================
NET ASSETS--100.00%                                                  $7,596,579,638
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $259,154,000 U.S. Treasury obligations, 1.63% to 13.25% due 07/31/03 to 05/15/30 with an aggregate market value at 02/28/03 of $306,000,039.
(d) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $247,775,000 U.S. Treasury obligations, 6.00% to 12.00% due 05/15/04 to 11/15/26 with an aggregate market value at 02/28/03 of $306,001,000.
(e) Repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $612,018,000 U.S. Treasury obligations, 0% to 12.00% due 07/24/03 to 08/15/29 with an aggregate market value at 02/28/03 of $714,000,562.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $432,631,000 U.S. Treasury obligations, 6.00% to 8.75% due 05/15/17 to 11/15/27 with an aggregate market value at 02/28/03 of $155,671,441.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $286,960,000 U.S. Treasury obligations, 0% to 7.13% due 07/10/03 to 08/15/26 with an aggregate market value at 02/28/03 of $306,001,014.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $700,077,583. Collateralized by $640,236,000 U.S. Treasury obligations, 0% to 13.75% due 03/13/03 to 04/15/32 with an aggregate market value at 02/28/03 of $714,000,324.
(i) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,167. Collateralized by $90,755,000 U.S. Treasury obligations, 2.88% to 7.25% due 01/31/04 to 08/15/22 with an aggregate market value at 02/28/03 of $102,003,761.
(j) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $567,990,000 U.S. Treasury obligations, 0% to 6.63% due 02/15/10 to 02/15/27 with an aggregate market value at 02/28/03 of $306,001,693.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $376,903,000 U.S. Treasury obligations, 7.13% to 10.75% due 08/15/05 to 02/15/23 with an aggregate market value at 02/28/03 of $510,000,136.

(l) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $283,393,000 U.S. Treasury obligations, 0% to 6.50% due 08/14/03 to 05/15/05 with an aggregate market value at 02/28/03 of $306,000,467.
(m) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,250. Collateralized by $739,354,879 U.S. Treasury obligations, 0% to 8.88% due 02/15/14 to 11/15/27 with an aggregate market value at 02/28/03 of $306,002,180.
(n) Repurchase agreement entered into 02/28/03 with a maturing value of $300,031,750. Collateralized by $493,409,250 U.S. Treasury obligations, 0% to 9.00% due 05/15/11 to 11/15/18 with an aggregate market value at 02/28/03 of $306,000,394.
(o) Term repurchase agreement entered into 01/07/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $686,239,000 U.S. Treasury obligations, 0% due 05/15/05 to 11/15/16 with an aggregate market value at 02/28/03 of $408,000,440.
(p) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,083. Collateralized by $345,350,000 U.S. Treasury obligations, 1.50% to 5.00% due 02/28/05 to 02/15/13 with an aggregate market value at 02/28/03 of $357,833,285.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Treasury obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,500. Collateralized by $298,492,000 U.S. Treasury obligations, 2.88% due 06/30/04 with an aggregate market value at 02/28/03 of $306,000,499.
(s) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,606,025,531
----------------------------------------------------------------------------
Repurchase agreements                                          5,391,520,033
----------------------------------------------------------------------------
Interest receivable                                                6,436,430
----------------------------------------------------------------------------
Investment for deferred compensation plan                            131,413
----------------------------------------------------------------------------
Other assets                                                         136,949
============================================================================
    Total assets                                               8,004,250,356
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                          399,807,889
----------------------------------------------------------------------------
  Dividends                                                        6,959,423
----------------------------------------------------------------------------
  Deferred compensation plan                                         131,413
----------------------------------------------------------------------------
Accrued distribution fees                                            566,462
----------------------------------------------------------------------------
Accrued trustees' fees                                                 7,575
----------------------------------------------------------------------------
Accrued transfer agent fees                                          149,640
----------------------------------------------------------------------------
Accrued operating expenses                                            48,316
============================================================================
    Total liabilities                                            407,670,718
============================================================================
Net assets applicable to shares outstanding                   $7,596,579,638
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,132,251,585
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  756,075,522
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  282,956,353
____________________________________________________________________________
============================================================================
Cash Management Class                                         $1,886,158,179
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  129,245,323
____________________________________________________________________________
============================================================================
Resource Class                                                $  409,892,676
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,131,465,181
____________________________________________________________________________
============================================================================
Private Investment Class                                         755,967,140
____________________________________________________________________________
============================================================================
Personal Investment Class                                        282,884,344
____________________________________________________________________________
============================================================================
Cash Management Class                                          1,885,863,280
____________________________________________________________________________
============================================================================
Reserve Class                                                    129,215,402
____________________________________________________________________________
============================================================================
Resource Class                                                   409,805,185
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $62,070,580
=========================================================================

EXPENSES:

Advisory fees                                                   6,031,163
-------------------------------------------------------------------------
Administrative services fees                                      338,486
-------------------------------------------------------------------------
Custodian fees                                                     28,389
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,991,422
-------------------------------------------------------------------------
  Personal Investment Class                                     1,159,500
-------------------------------------------------------------------------
  Cash Management Class                                         1,136,010
-------------------------------------------------------------------------
  Reserve Class                                                   776,967
-------------------------------------------------------------------------
  Resource Class                                                  400,389
-------------------------------------------------------------------------
Transfer agent fees                                               615,562
-------------------------------------------------------------------------
Trustees' fees                                                     28,526
-------------------------------------------------------------------------
Other                                                             155,572
=========================================================================
    Total expenses                                             12,661,986
=========================================================================
Less: Fees waived                                              (4,550,600)
-------------------------------------------------------------------------
    Net expenses                                                8,111,386
=========================================================================
Net investment income                                          53,959,194
=========================================================================
Net realized gain from investment securities                       50,954
=========================================================================
Net increase in net assets resulting from operations          $54,010,148
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   53,959,194     $  157,049,741
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        50,954            758,706
===============================================================================================
    Net increase in net assets resulting from operations          54,010,148        157,808,447
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (29,545,265)       (92,715,019)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,527,915)       (12,339,455)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,413,188)        (5,132,011)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,447,688)       (36,529,757)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (452,852)        (2,392,182)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,572,286)        (7,941,317)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (112,817,938)       462,038,666
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        83,615,753         64,373,976
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (73,651,459)        48,732,225
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (337,241,483)     1,067,830,889
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (33,574,958)       (50,018,518)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (39,620,889)        80,265,843
===============================================================================================
    Net increase (decrease) in net assets                       (513,240,020)     1,673,981,787
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          8,109,819,658      6,435,837,871
===============================================================================================
  End of period                                               $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $7,595,210,976     $8,108,501,950
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)           (10,417)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,379,079          1,328,125
===============================================================================================
                                                              $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,015,581.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $338,486 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $620,969 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,194,853, $841,824, $908,808, $663,473 and $320,311, respectively, after Plan fees waived by FMC of $1,535,019.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $7,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers six classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,916,477,012    $  8,916,477,012     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        4,027,195,881       4,027,195,881      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,393,212,567       1,393,212,567      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          11,619,313,831      11,619,313,831     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   2,605,832,586       2,605,832,586      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,818,508,805       2,818,508,805      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 6,045,066           6,045,066         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,130,292           1,130,292          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           1,496,446           1,496,446          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,593,570           5,593,570         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         459,391             459,391          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,941,166           1,941,166          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class            (9,035,340,016)     (9,035,340,016)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,944,710,420)     (3,944,710,420)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,468,360,472)     (1,468,360,472)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (11,962,148,884)    (11,962,148,884)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (2,639,866,935)     (2,639,866,935)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,860,070,860)     (2,860,070,860)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                   (513,290,974)   $   (513,290,974)     1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            INSTITUTIONAL CLASS
                              --------------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                              YEAR ENDED AUGUST 31,
                              FEBRUARY 28,      --------------------------------------------------------------
                                  2003             2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
--------------------------------------------------------------------------------------------------------------
Net investment income                0.01             0.02         0.05         0.06         0.05         0.05
==============================================================================================================
Less dividends from net
  investment income                 (0.01)           (0.02)       (0.05)       (0.06)       (0.05)       (0.05)
==============================================================================================================
Net asset value, end of
  period                       $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                      0.72%            2.07%        5.37%        5.83%        4.97%        5.64%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $4,132,252       $4,245,044   $3,782,581   $3,005,442   $3,164,199   $2,988,375
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.10%(b)         0.10%        0.10%        0.10%        0.09%        0.08%
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                0.18%(b)         0.15%        0.10%        0.10%        0.09%        0.08%
==============================================================================================================
Ratio of net investment
  income to average net
  assets                             1.44%(b)         2.02%        5.12%        5.66%        4.85%        5.50%
______________________________________________________________________________________________________________
==============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $4,142,023,394.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                            PERSONAL INVESTMENT CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                 --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-SAR-3

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                       These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Personal Investment Class provided competitive performance; its monthly yield was 0.70%, and its seven-day yield was 0.69%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period the WAM was 40 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Personal Investment Class stood at $283.0 million at the close of the reporting period. (Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower).

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                     SEVEN-DAY
                                                   MONTHLY YIELD       YIELD

Treasury Portfolio                                      0.70%           0.69%
Personal Investment Class

iMoneyNet Money Fund Averages--Trademark--              0.57%           0.56%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--              0.90%           0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury /Repurchase category consists of 59 funds that invest only in T-bills or repurchase agreements (backed by T-bills). The iMoneyMarket Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-bills, repos or government agency securities.

================================================================================

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.


IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--34.31%

U.S. TREASURY BILLS--22.97%(a)

1.39%                                          03/06/03   $100,000   $   99,980,694
-----------------------------------------------------------------------------------
1.24%                                          03/17/03    400,000      399,807,889
-----------------------------------------------------------------------------------
1.50%                                          04/03/03    150,000      149,793,750
-----------------------------------------------------------------------------------
1.24%                                          05/22/03    100,000       99,716,417
-----------------------------------------------------------------------------------
1.27%                                          05/29/03    100,000       99,687,264
-----------------------------------------------------------------------------------
1.24%                                          06/12/03    150,000      149,467,833
-----------------------------------------------------------------------------------
1.24%                                          07/03/03    100,000       99,573,750
-----------------------------------------------------------------------------------
1.23%                                          07/10/03    200,000      199,106,653
-----------------------------------------------------------------------------------
1.18%                                          07/31/03    100,000       99,501,778
-----------------------------------------------------------------------------------
1.18%                                          08/07/03    100,000       99,478,833
-----------------------------------------------------------------------------------
1.17%                                          08/14/03    150,000      149,190,750
-----------------------------------------------------------------------------------
1.17%                                          08/21/03    100,000       99,437,750
===================================================================================
                                                                      1,744,743,361
===================================================================================

U.S. TREASURY NOTES--11.34%

5.75%                                          04/30/03     50,000       50,312,128
-----------------------------------------------------------------------------------
3.88%                                          06/30/03    100,000      100,638,848
-----------------------------------------------------------------------------------
5.25%                                          08/15/03    150,000      152,301,873
-----------------------------------------------------------------------------------
5.75%                                          08/15/03    250,000      254,467,861
-----------------------------------------------------------------------------------
2.75%                                          09/30/03     75,000       75,406,728
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,592,889
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      101,733,274
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,828,569
===================================================================================
                                                                        861,282,170
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,606,025,531)                                                 2,606,025,531
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $2,606,025,531)                               2,606,025,531
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--70.97%(b)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.33%(c)                                     03/03/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.34%(d)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.34%(e)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.34%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp.-New York Branch
  (Canada)
  1.33%(g)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.33%(h)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.34%(i)                                     03/03/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.34%(j)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.33%(k)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.33%(l)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.29%(m)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.27%(n)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.23%(o)                                     04/15/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.34%(p)                                     03/03/03    350,000      350,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(q)                                     03/03/03     91,520       91,520,033
-----------------------------------------------------------------------------------
West LB AG-New York Branch (Germany)
  1.30%(r)                                     03/03/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,391,520,033)                                                 5,391,520,033
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS--105.28% (Cost
  $7,997,545,564)(s)                                                  7,997,545,564
___________________________________________________________________________________
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

OTHER ASSETS LESS LIABILITIES--(5.28%)                               $ (400,965,926)
___________________________________________________________________________________
===================================================================================
NET ASSETS--100.00%                                                  $7,596,579,638
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $259,154,000 U.S. Treasury obligations, 1.63% to 13.25% due 07/31/03 to 05/15/30 with an aggregate market value at 02/28/03 of $306,000,039.
(d) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $247,775,000 U.S. Treasury obligations, 6.00% to 12.00% due 05/15/04 to 11/15/26 with an aggregate market value at 02/28/03 of $306,001,000.
(e) Repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $612,018,000 U.S. Treasury obligations, 0% to 12.00% due 07/24/03 to 08/15/29 with an aggregate market value at 02/28/03 of $714,000,562.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $432,631,000 U.S. Treasury obligations, 6.00% to 8.75% due 05/15/17 to 11/15/27 with an aggregate market value at 02/28/03 of $155,671,441.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $286,960,000 U.S. Treasury obligations, 0% to 7.13% due 07/10/03 to 08/15/26 with an aggregate market value at 02/28/03 of $306,001,014.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $700,077,583. Collateralized by $640,236,000 U.S. Treasury obligations, 0% to 13.75% due 03/13/03 to 04/15/32 with an aggregate market value at 02/28/03 of $714,000,324.
(i) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,167. Collateralized by $90,755,000 U.S. Treasury obligations, 2.88% to 7.25% due 01/31/04 to 08/15/22 with an aggregate market value at 02/28/03 of $102,003,761.
(j) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $567,990,000 U.S. Treasury obligations, 0% to 6.63% due 02/15/10 to 02/15/27 with an aggregate market value at 02/28/03 of $306,001,693.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $376,903,000 U.S. Treasury obligations, 7.13% to 10.75% due 08/15/05 to 02/15/23 with an aggregate market value at 02/28/03 of $510,000,136.

(l) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $283,393,000 U.S. Treasury obligations, 0% to 6.50% due 08/14/03 to 05/15/05 with an aggregate market value at 02/28/03 of $306,000,467.
(m) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,250. Collateralized by $739,354,879 U.S. Treasury obligations, 0% to 8.88% due 02/15/14 to 11/15/27 with an aggregate market value at 02/28/03 of $306,002,180.
(n) Repurchase agreement entered into 02/28/03 with a maturing value of $300,031,750. Collateralized by $493,409,250 U.S. Treasury obligations, 0% to 9.00% due 05/15/11 to 11/15/18 with an aggregate market value at 02/28/03 of $306,000,394.
(o) Term repurchase agreement entered into 01/07/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $686,239,000 U.S. Treasury obligations, 0% due 05/15/05 to 11/15/16 with an aggregate market value at 02/28/03 of $408,000,440.
(p) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,083. Collateralized by $345,350,000 U.S. Treasury obligations, 1.50% to 5.00% due 02/28/05 to 02/15/13 with an aggregate market value at 02/28/03 of $357,833,285.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Treasury obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,500. Collateralized by $298,492,000 U.S. Treasury obligations, 2.88% due 06/30/04 with an aggregate market value at 02/28/03 of $306,000,499.
(s) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,606,025,531
----------------------------------------------------------------------------
Repurchase agreements                                          5,391,520,033
----------------------------------------------------------------------------
Interest receivable                                                6,436,430
----------------------------------------------------------------------------
Investment for deferred compensation plan                            131,413
----------------------------------------------------------------------------
Other assets                                                         136,949
============================================================================
    Total assets                                               8,004,250,356
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                          399,807,889
----------------------------------------------------------------------------
  Dividends                                                        6,959,423
----------------------------------------------------------------------------
  Deferred compensation plan                                         131,413
----------------------------------------------------------------------------
Accrued distribution fees                                            566,462
----------------------------------------------------------------------------
Accrued trustees' fees                                                 7,575
----------------------------------------------------------------------------
Accrued transfer agent fees                                          149,640
----------------------------------------------------------------------------
Accrued operating expenses                                            48,316
============================================================================
    Total liabilities                                            407,670,718
============================================================================
Net assets applicable to shares outstanding                   $7,596,579,638
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,132,251,585
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  756,075,522
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  282,956,353
____________________________________________________________________________
============================================================================
Cash Management Class                                         $1,886,158,179
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  129,245,323
____________________________________________________________________________
============================================================================
Resource Class                                                $  409,892,676
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,131,465,181
____________________________________________________________________________
============================================================================
Private Investment Class                                         755,967,140
____________________________________________________________________________
============================================================================
Personal Investment Class                                        282,884,344
____________________________________________________________________________
============================================================================
Cash Management Class                                          1,885,863,280
____________________________________________________________________________
============================================================================
Reserve Class                                                    129,215,402
____________________________________________________________________________
============================================================================
Resource Class                                                   409,805,185
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $62,070,580
=========================================================================

EXPENSES:

Advisory fees                                                   6,031,163
-------------------------------------------------------------------------
Administrative services fees                                      338,486
-------------------------------------------------------------------------
Custodian fees                                                     28,389
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,991,422
-------------------------------------------------------------------------
  Personal Investment Class                                     1,159,500
-------------------------------------------------------------------------
  Cash Management Class                                         1,136,010
-------------------------------------------------------------------------
  Reserve Class                                                   776,967
-------------------------------------------------------------------------
  Resource Class                                                  400,389
-------------------------------------------------------------------------
Transfer agent fees                                               615,562
-------------------------------------------------------------------------
Trustees' fees                                                     28,526
-------------------------------------------------------------------------
Other                                                             155,572
=========================================================================
    Total expenses                                             12,661,986
=========================================================================
Less: Fees waived                                              (4,550,600)
-------------------------------------------------------------------------
    Net expenses                                                8,111,386
=========================================================================
Net investment income                                          53,959,194
=========================================================================
Net realized gain from investment securities                       50,954
=========================================================================
Net increase in net assets resulting from operations          $54,010,148
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   53,959,194     $  157,049,741
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        50,954            758,706
===============================================================================================
    Net increase in net assets resulting from operations          54,010,148        157,808,447
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (29,545,265)       (92,715,019)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,527,915)       (12,339,455)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,413,188)        (5,132,011)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,447,688)       (36,529,757)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (452,852)        (2,392,182)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,572,286)        (7,941,317)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (112,817,938)       462,038,666
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        83,615,753         64,373,976
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (73,651,459)        48,732,225
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (337,241,483)     1,067,830,889
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (33,574,958)       (50,018,518)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (39,620,889)        80,265,843
===============================================================================================
    Net increase (decrease) in net assets                       (513,240,020)     1,673,981,787
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          8,109,819,658      6,435,837,871
===============================================================================================
  End of period                                               $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $7,595,210,976     $8,108,501,950
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)           (10,417)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,379,079          1,328,125
===============================================================================================
                                                              $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,015,581.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $338,486 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $620,969 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,194,853, $841,824, $908,808, $663,473 and $320,311, respectively, after Plan fees waived by FMC of $1,535,019.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $7,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers six classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,916,477,012    $  8,916,477,012     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        4,027,195,881       4,027,195,881      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,393,212,567       1,393,212,567      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          11,619,313,831      11,619,313,831     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   2,605,832,586       2,605,832,586      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,818,508,805       2,818,508,805      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 6,045,066           6,045,066         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,130,292           1,130,292          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           1,496,446           1,496,446          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,593,570           5,593,570         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         459,391             459,391          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,941,166           1,941,166          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class            (9,035,340,016)     (9,035,340,016)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,944,710,420)     (3,944,710,420)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,468,360,472)     (1,468,360,472)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (11,962,148,884)    (11,962,148,884)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (2,639,866,935)     (2,639,866,935)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,860,070,860)     (2,860,070,860)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                   (513,290,974)   $   (513,290,974)     1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        PERSONAL INVESTMENT CLASS
                                  ----------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28,      ----------------------------------------------------
                                      2003            2002       2001       2000       1999       1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------
Net investment income                  0.004            0.02       0.05       0.05       0.04       0.05
========================================================================================================
Less dividends from net
  investment income                   (0.004)          (0.02)     (0.05)     (0.05)     (0.04)     (0.05)
========================================================================================================
Net asset value, end of period      $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                         0.45%           1.56%      4.84%      5.31%      4.45%      5.12%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $282,956        $356,606   $307,841   $285,688   $284,932   $405,801
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.65%(b)        0.60%      0.60%      0.60%      0.59%      0.58%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.93%(b)        0.90%      0.85%      0.85%      0.84%      0.83%
========================================================================================================
Ratio of net investment income
  to average net assets                 0.89%(b)        1.52%      4.62%      5.16%      4.35%      5.01%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $311,762,472.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-SAR-2

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                         These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during 2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Private Investment Class provided competitive performance; its monthly yield was 0.95%, and its seven-day yield was 0.94%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period the WAM was 40 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Private Investment Class stood at $756.1 million at the close of the reporting period. (Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower).

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                     SEVEN-DAY
                                                   MONTHLY YIELD       YIELD

Treasury Portfolio                                      0.95%          0.94%
Private Investment Class

iMoneyNet Money Fund Averages--Trademark--              0.57%          0.56%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--              0.90%          0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase category consists of 59 funds that invest only in T-bills or repurchase agreements (backed by T-bills). The iMoneyMarket Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-bills, repos or government agency securities.

================================================================================

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--34.31%

U.S. TREASURY BILLS--22.97%(a)

1.39%                                          03/06/03   $100,000   $   99,980,694
-----------------------------------------------------------------------------------
1.24%                                          03/17/03    400,000      399,807,889
-----------------------------------------------------------------------------------
1.50%                                          04/03/03    150,000      149,793,750
-----------------------------------------------------------------------------------
1.24%                                          05/22/03    100,000       99,716,417
-----------------------------------------------------------------------------------
1.27%                                          05/29/03    100,000       99,687,264
-----------------------------------------------------------------------------------
1.24%                                          06/12/03    150,000      149,467,833
-----------------------------------------------------------------------------------
1.24%                                          07/03/03    100,000       99,573,750
-----------------------------------------------------------------------------------
1.23%                                          07/10/03    200,000      199,106,653
-----------------------------------------------------------------------------------
1.18%                                          07/31/03    100,000       99,501,778
-----------------------------------------------------------------------------------
1.18%                                          08/07/03    100,000       99,478,833
-----------------------------------------------------------------------------------
1.17%                                          08/14/03    150,000      149,190,750
-----------------------------------------------------------------------------------
1.17%                                          08/21/03    100,000       99,437,750
===================================================================================
                                                                      1,744,743,361
===================================================================================

U.S. TREASURY NOTES--11.34%

5.75%                                          04/30/03     50,000       50,312,128
-----------------------------------------------------------------------------------
3.88%                                          06/30/03    100,000      100,638,848
-----------------------------------------------------------------------------------
5.25%                                          08/15/03    150,000      152,301,873
-----------------------------------------------------------------------------------
5.75%                                          08/15/03    250,000      254,467,861
-----------------------------------------------------------------------------------
2.75%                                          09/30/03     75,000       75,406,728
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,592,889
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      101,733,274
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,828,569
===================================================================================
                                                                        861,282,170
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,606,025,531)                                                 2,606,025,531
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $2,606,025,531)                               2,606,025,531
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--70.97%(b)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.33%(c)                                     03/03/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.34%(d)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.34%(e)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.34%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp.-New York Branch
  (Canada)
  1.33%(g)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.33%(h)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.34%(i)                                     03/03/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.34%(j)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.33%(k)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.33%(l)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.29%(m)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.27%(n)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.23%(o)                                     04/15/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.34%(p)                                     03/03/03    350,000      350,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(q)                                     03/03/03     91,520       91,520,033
-----------------------------------------------------------------------------------
West LB AG-New York Branch (Germany)
  1.30%(r)                                     03/03/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,391,520,033)                                                 5,391,520,033
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS--105.28% (Cost
  $7,997,545,564)(s)                                                  7,997,545,564
___________________________________________________________________________________
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

OTHER ASSETS LESS LIABILITIES--(5.28%)                               $ (400,965,926)
___________________________________________________________________________________
===================================================================================
NET ASSETS--100.00%                                                  $7,596,579,638
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $259,154,000 U.S. Treasury obligations, 1.63% to 13.25% due 07/31/03 to 05/15/30 with an aggregate market value at 02/28/03 of $306,000,039.
(d) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $247,775,000 U.S. Treasury obligations, 6.00% to 12.00% due 05/15/04 to 11/15/26 with an aggregate market value at 02/28/03 of $306,001,000.
(e) Repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $612,018,000 U.S. Treasury obligations, 0% to 12.00% due 07/24/03 to 08/15/29 with an aggregate market value at 02/28/03 of $714,000,562.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $432,631,000 U.S. Treasury obligations, 6.00% to 8.75% due 05/15/17 to 11/15/27 with an aggregate market value at 02/28/03 of $155,671,441.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $286,960,000 U.S. Treasury obligations, 0% to 7.13% due 07/10/03 to 08/15/26 with an aggregate market value at 02/28/03 of $306,001,014.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $700,077,583. Collateralized by $640,236,000 U.S. Treasury obligations, 0% to 13.75% due 03/13/03 to 04/15/32 with an aggregate market value at 02/28/03 of $714,000,324.
(i) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,167. Collateralized by $90,755,000 U.S. Treasury obligations, 2.88% to 7.25% due 01/31/04 to 08/15/22 with an aggregate market value at 02/28/03 of $102,003,761.
(j) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $567,990,000 U.S. Treasury obligations, 0% to 6.63% due 02/15/10 to 02/15/27 with an aggregate market value at 02/28/03 of $306,001,693.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $376,903,000 U.S. Treasury obligations, 7.13% to 10.75% due 08/15/05 to 02/15/23 with an aggregate market value at 02/28/03 of $510,000,136.

(l) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $283,393,000 U.S. Treasury obligations, 0% to 6.50% due 08/14/03 to 05/15/05 with an aggregate market value at 02/28/03 of $306,000,467.
(m) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,250. Collateralized by $739,354,879 U.S. Treasury obligations, 0% to 8.88% due 02/15/14 to 11/15/27 with an aggregate market value at 02/28/03 of $306,002,180.
(n) Repurchase agreement entered into 02/28/03 with a maturing value of $300,031,750. Collateralized by $493,409,250 U.S. Treasury obligations, 0% to 9.00% due 05/15/11 to 11/15/18 with an aggregate market value at 02/28/03 of $306,000,394.
(o) Term repurchase agreement entered into 01/07/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $686,239,000 U.S. Treasury obligations, 0% due 05/15/05 to 11/15/16 with an aggregate market value at 02/28/03 of $408,000,440.
(p) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,083. Collateralized by $345,350,000 U.S. Treasury obligations, 1.50% to 5.00% due 02/28/05 to 02/15/13 with an aggregate market value at 02/28/03 of $357,833,285.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Treasury obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,500. Collateralized by $298,492,000 U.S. Treasury obligations, 2.88% due 06/30/04 with an aggregate market value at 02/28/03 of $306,000,499.
(s) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,606,025,531
----------------------------------------------------------------------------
Repurchase agreements                                          5,391,520,033
----------------------------------------------------------------------------
Interest receivable                                                6,436,430
----------------------------------------------------------------------------
Investment for deferred compensation plan                            131,413
----------------------------------------------------------------------------
Other assets                                                         136,949
============================================================================
    Total assets                                               8,004,250,356
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                          399,807,889
----------------------------------------------------------------------------
  Dividends                                                        6,959,423
----------------------------------------------------------------------------
  Deferred compensation plan                                         131,413
----------------------------------------------------------------------------
Accrued distribution fees                                            566,462
----------------------------------------------------------------------------
Accrued trustees' fees                                                 7,575
----------------------------------------------------------------------------
Accrued transfer agent fees                                          149,640
----------------------------------------------------------------------------
Accrued operating expenses                                            48,316
============================================================================
    Total liabilities                                            407,670,718
============================================================================
Net assets applicable to shares outstanding                   $7,596,579,638
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,132,251,585
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  756,075,522
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  282,956,353
____________________________________________________________________________
============================================================================
Cash Management Class                                         $1,886,158,179
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  129,245,323
____________________________________________________________________________
============================================================================
Resource Class                                                $  409,892,676
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,131,465,181
____________________________________________________________________________
============================================================================
Private Investment Class                                         755,967,140
____________________________________________________________________________
============================================================================
Personal Investment Class                                        282,884,344
____________________________________________________________________________
============================================================================
Cash Management Class                                          1,885,863,280
____________________________________________________________________________
============================================================================
Reserve Class                                                    129,215,402
____________________________________________________________________________
============================================================================
Resource Class                                                   409,805,185
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $62,070,580
=========================================================================

EXPENSES:

Advisory fees                                                   6,031,163
-------------------------------------------------------------------------
Administrative services fees                                      338,486
-------------------------------------------------------------------------
Custodian fees                                                     28,389
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,991,422
-------------------------------------------------------------------------
  Personal Investment Class                                     1,159,500
-------------------------------------------------------------------------
  Cash Management Class                                         1,136,010
-------------------------------------------------------------------------
  Reserve Class                                                   776,967
-------------------------------------------------------------------------
  Resource Class                                                  400,389
-------------------------------------------------------------------------
Transfer agent fees                                               615,562
-------------------------------------------------------------------------
Trustees' fees                                                     28,526
-------------------------------------------------------------------------
Other                                                             155,572
=========================================================================
    Total expenses                                             12,661,986
=========================================================================
Less: Fees waived                                              (4,550,600)
-------------------------------------------------------------------------
    Net expenses                                                8,111,386
=========================================================================
Net investment income                                          53,959,194
=========================================================================
Net realized gain from investment securities                       50,954
=========================================================================
Net increase in net assets resulting from operations          $54,010,148
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   53,959,194     $  157,049,741
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        50,954            758,706
===============================================================================================
    Net increase in net assets resulting from operations          54,010,148        157,808,447
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (29,545,265)       (92,715,019)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,527,915)       (12,339,455)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,413,188)        (5,132,011)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,447,688)       (36,529,757)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (452,852)        (2,392,182)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,572,286)        (7,941,317)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (112,817,938)       462,038,666
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        83,615,753         64,373,976
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (73,651,459)        48,732,225
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (337,241,483)     1,067,830,889
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (33,574,958)       (50,018,518)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (39,620,889)        80,265,843
===============================================================================================
    Net increase (decrease) in net assets                       (513,240,020)     1,673,981,787
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          8,109,819,658      6,435,837,871
===============================================================================================
  End of period                                               $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $7,595,210,976     $8,108,501,950
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)           (10,417)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,379,079          1,328,125
===============================================================================================
                                                              $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,015,581.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $338,486 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $620,969 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,194,853, $841,824, $908,808, $663,473 and $320,311, respectively, after Plan fees waived by FMC of $1,535,019.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $7,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers six classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,916,477,012    $  8,916,477,012     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        4,027,195,881       4,027,195,881      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,393,212,567       1,393,212,567      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          11,619,313,831      11,619,313,831     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   2,605,832,586       2,605,832,586      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,818,508,805       2,818,508,805      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 6,045,066           6,045,066         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,130,292           1,130,292          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           1,496,446           1,496,446          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,593,570           5,593,570         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         459,391             459,391          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,941,166           1,941,166          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class            (9,035,340,016)     (9,035,340,016)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,944,710,420)     (3,944,710,420)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,468,360,472)     (1,468,360,472)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (11,962,148,884)    (11,962,148,884)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (2,639,866,935)     (2,639,866,935)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,860,070,860)     (2,860,070,860)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                   (513,290,974)   $   (513,290,974)     1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         PRIVATE INVESTMENT CLASS
                                  ----------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28,      ----------------------------------------------------
                                      2003            2002       2001       2000       1999       1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------
Net investment income                   0.01            0.02       0.05       0.05       0.05       0.05
========================================================================================================
Less dividends from net
  investment income                    (0.01)          (0.02)     (0.05)     (0.05)     (0.05)     (0.05)
========================================================================================================
Net asset value, end of period      $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                         0.57%           1.77%      5.05%      5.52%      4.66%      5.33%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $756,076        $672,455   $608,022   $616,988   $415,184   $360,307
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.40%(b)        0.40%      0.40%      0.40%      0.39%      0.38%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.68%(b)        0.65%      0.60%      0.60%      0.59%      0.58%
========================================================================================================
Ratio of net investment income
  to average net assets                 1.14%(b)        1.72%      4.82%      5.36%      4.55%      5.20%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $803,170,052.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                                  RESERVE CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-SAR-6

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                       These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Reserve Class provided monthly yield of 0.38%, and seven-day yield of 0.36%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period the WAM was 40 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Reserve Class stood at $129.2 million at the close of the reporting period. (Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower).

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--34.31%

U.S. TREASURY BILLS--22.97%(a)

1.39%                                          03/06/03   $100,000   $   99,980,694
-----------------------------------------------------------------------------------
1.24%                                          03/17/03    400,000      399,807,889
-----------------------------------------------------------------------------------
1.50%                                          04/03/03    150,000      149,793,750
-----------------------------------------------------------------------------------
1.24%                                          05/22/03    100,000       99,716,417
-----------------------------------------------------------------------------------
1.27%                                          05/29/03    100,000       99,687,264
-----------------------------------------------------------------------------------
1.24%                                          06/12/03    150,000      149,467,833
-----------------------------------------------------------------------------------
1.24%                                          07/03/03    100,000       99,573,750
-----------------------------------------------------------------------------------
1.23%                                          07/10/03    200,000      199,106,653
-----------------------------------------------------------------------------------
1.18%                                          07/31/03    100,000       99,501,778
-----------------------------------------------------------------------------------
1.18%                                          08/07/03    100,000       99,478,833
-----------------------------------------------------------------------------------
1.17%                                          08/14/03    150,000      149,190,750
-----------------------------------------------------------------------------------
1.17%                                          08/21/03    100,000       99,437,750
===================================================================================
                                                                      1,744,743,361
===================================================================================

U.S. TREASURY NOTES--11.34%

5.75%                                          04/30/03     50,000       50,312,128
-----------------------------------------------------------------------------------
3.88%                                          06/30/03    100,000      100,638,848
-----------------------------------------------------------------------------------
5.25%                                          08/15/03    150,000      152,301,873
-----------------------------------------------------------------------------------
5.75%                                          08/15/03    250,000      254,467,861
-----------------------------------------------------------------------------------
2.75%                                          09/30/03     75,000       75,406,728
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,592,889
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      101,733,274
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,828,569
===================================================================================
                                                                        861,282,170
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,606,025,531)                                                 2,606,025,531
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $2,606,025,531)                               2,606,025,531
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--70.97%(b)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.33%(c)                                     03/03/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.34%(d)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.34%(e)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.34%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp.-New York Branch
  (Canada)
  1.33%(g)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.33%(h)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.34%(i)                                     03/03/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.34%(j)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.33%(k)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.33%(l)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.29%(m)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.27%(n)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.23%(o)                                     04/15/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.34%(p)                                     03/03/03    350,000      350,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(q)                                     03/03/03     91,520       91,520,033
-----------------------------------------------------------------------------------
West LB AG-New York Branch (Germany)
  1.30%(r)                                     03/03/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,391,520,033)                                                 5,391,520,033
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS--105.28% (Cost
  $7,997,545,564)(s)                                                  7,997,545,564
___________________________________________________________________________________
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

OTHER ASSETS LESS LIABILITIES--(5.28%)                               $ (400,965,926)
___________________________________________________________________________________
===================================================================================
NET ASSETS--100.00%                                                  $7,596,579,638
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $259,154,000 U.S. Treasury obligations, 1.63% to 13.25% due 07/31/03 to 05/15/30 with an aggregate market value at 02/28/03 of $306,000,039.
(d) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $247,775,000 U.S. Treasury obligations, 6.00% to 12.00% due 05/15/04 to 11/15/26 with an aggregate market value at 02/28/03 of $306,001,000.
(e) Repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $612,018,000 U.S. Treasury obligations, 0% to 12.00% due 07/24/03 to 08/15/29 with an aggregate market value at 02/28/03 of $714,000,562.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $432,631,000 U.S. Treasury obligations, 6.00% to 8.75% due 05/15/17 to 11/15/27 with an aggregate market value at 02/28/03 of $155,671,441.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $286,960,000 U.S. Treasury obligations, 0% to 7.13% due 07/10/03 to 08/15/26 with an aggregate market value at 02/28/03 of $306,001,014.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $700,077,583. Collateralized by $640,236,000 U.S. Treasury obligations, 0% to 13.75% due 03/13/03 to 04/15/32 with an aggregate market value at 02/28/03 of $714,000,324.
(i) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,167. Collateralized by $90,755,000 U.S. Treasury obligations, 2.88% to 7.25% due 01/31/04 to 08/15/22 with an aggregate market value at 02/28/03 of $102,003,761.
(j) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $567,990,000 U.S. Treasury obligations, 0% to 6.63% due 02/15/10 to 02/15/27 with an aggregate market value at 02/28/03 of $306,001,693.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $376,903,000 U.S. Treasury obligations, 7.13% to 10.75% due 08/15/05 to 02/15/23 with an aggregate market value at 02/28/03 of $510,000,136.

(l) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $283,393,000 U.S. Treasury obligations, 0% to 6.50% due 08/14/03 to 05/15/05 with an aggregate market value at 02/28/03 of $306,000,467.
(m) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,250. Collateralized by $739,354,879 U.S. Treasury obligations, 0% to 8.88% due 02/15/14 to 11/15/27 with an aggregate market value at 02/28/03 of $306,002,180.
(n) Repurchase agreement entered into 02/28/03 with a maturing value of $300,031,750. Collateralized by $493,409,250 U.S. Treasury obligations, 0% to 9.00% due 05/15/11 to 11/15/18 with an aggregate market value at 02/28/03 of $306,000,394.
(o) Term repurchase agreement entered into 01/07/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $686,239,000 U.S. Treasury obligations, 0% due 05/15/05 to 11/15/16 with an aggregate market value at 02/28/03 of $408,000,440.
(p) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,083. Collateralized by $345,350,000 U.S. Treasury obligations, 1.50% to 5.00% due 02/28/05 to 02/15/13 with an aggregate market value at 02/28/03 of $357,833,285.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Treasury obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,500. Collateralized by $298,492,000 U.S. Treasury obligations, 2.88% due 06/30/04 with an aggregate market value at 02/28/03 of $306,000,499.
(s) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,606,025,531
----------------------------------------------------------------------------
Repurchase agreements                                          5,391,520,033
----------------------------------------------------------------------------
Interest receivable                                                6,436,430
----------------------------------------------------------------------------
Investment for deferred compensation plan                            131,413
----------------------------------------------------------------------------
Other assets                                                         136,949
============================================================================
    Total assets                                               8,004,250,356
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                          399,807,889
----------------------------------------------------------------------------
  Dividends                                                        6,959,423
----------------------------------------------------------------------------
  Deferred compensation plan                                         131,413
----------------------------------------------------------------------------
Accrued distribution fees                                            566,462
----------------------------------------------------------------------------
Accrued trustees' fees                                                 7,575
----------------------------------------------------------------------------
Accrued transfer agent fees                                          149,640
----------------------------------------------------------------------------
Accrued operating expenses                                            48,316
============================================================================
    Total liabilities                                            407,670,718
============================================================================
Net assets applicable to shares outstanding                   $7,596,579,638
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,132,251,585
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  756,075,522
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  282,956,353
____________________________________________________________________________
============================================================================
Cash Management Class                                         $1,886,158,179
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  129,245,323
____________________________________________________________________________
============================================================================
Resource Class                                                $  409,892,676
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,131,465,181
____________________________________________________________________________
============================================================================
Private Investment Class                                         755,967,140
____________________________________________________________________________
============================================================================
Personal Investment Class                                        282,884,344
____________________________________________________________________________
============================================================================
Cash Management Class                                          1,885,863,280
____________________________________________________________________________
============================================================================
Reserve Class                                                    129,215,402
____________________________________________________________________________
============================================================================
Resource Class                                                   409,805,185
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $62,070,580
=========================================================================

EXPENSES:

Advisory fees                                                   6,031,163
-------------------------------------------------------------------------
Administrative services fees                                      338,486
-------------------------------------------------------------------------
Custodian fees                                                     28,389
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,991,422
-------------------------------------------------------------------------
  Personal Investment Class                                     1,159,500
-------------------------------------------------------------------------
  Cash Management Class                                         1,136,010
-------------------------------------------------------------------------
  Reserve Class                                                   776,967
-------------------------------------------------------------------------
  Resource Class                                                  400,389
-------------------------------------------------------------------------
Transfer agent fees                                               615,562
-------------------------------------------------------------------------
Trustees' fees                                                     28,526
-------------------------------------------------------------------------
Other                                                             155,572
=========================================================================
    Total expenses                                             12,661,986
=========================================================================
Less: Fees waived                                              (4,550,600)
-------------------------------------------------------------------------
    Net expenses                                                8,111,386
=========================================================================
Net investment income                                          53,959,194
=========================================================================
Net realized gain from investment securities                       50,954
=========================================================================
Net increase in net assets resulting from operations          $54,010,148
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   53,959,194     $  157,049,741
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        50,954            758,706
===============================================================================================
    Net increase in net assets resulting from operations          54,010,148        157,808,447
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (29,545,265)       (92,715,019)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,527,915)       (12,339,455)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,413,188)        (5,132,011)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,447,688)       (36,529,757)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (452,852)        (2,392,182)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,572,286)        (7,941,317)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (112,817,938)       462,038,666
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        83,615,753         64,373,976
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (73,651,459)        48,732,225
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (337,241,483)     1,067,830,889
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (33,574,958)       (50,018,518)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (39,620,889)        80,265,843
===============================================================================================
    Net increase (decrease) in net assets                       (513,240,020)     1,673,981,787
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          8,109,819,658      6,435,837,871
===============================================================================================
  End of period                                               $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $7,595,210,976     $8,108,501,950
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)           (10,417)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,379,079          1,328,125
===============================================================================================
                                                              $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,015,581.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $338,486 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $620,969 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,194,853, $841,824, $908,808, $663,473 and $320,311, respectively, after Plan fees waived by FMC of $1,535,019.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $7,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers six classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,916,477,012    $  8,916,477,012     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        4,027,195,881       4,027,195,881      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,393,212,567       1,393,212,567      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          11,619,313,831      11,619,313,831     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   2,605,832,586       2,605,832,586      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,818,508,805       2,818,508,805      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 6,045,066           6,045,066         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,130,292           1,130,292          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           1,496,446           1,496,446          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,593,570           5,593,570         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         459,391             459,391          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,941,166           1,941,166          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class            (9,035,340,016)     (9,035,340,016)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,944,710,420)     (3,944,710,420)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,468,360,472)     (1,468,360,472)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (11,962,148,884)    (11,962,148,884)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (2,639,866,935)     (2,639,866,935)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,860,070,860)     (2,860,070,860)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                   (513,290,974)   $   (513,290,974)     1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             RESERVE CLASS
                                   ------------------------------------------------------------------
                                                                                      JANUARY 4, 1999
                                    SIX MONTHS                                          (DATE SALES
                                      ENDED              YEAR ENDED AUGUST 31,         COMMENCED) TO
                                   FEBRUARY 28,      ------------------------------     AUGUST 31,
                                       2003            2002       2001       2000          1999
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00        $   1.00   $   1.00   $   1.00      $   1.00
-----------------------------------------------------------------------------------------------------
Net investment income                   0.003            0.01       0.04       0.05          0.03
=====================================================================================================
Less dividends from net
  investment income                    (0.003)          (0.01)     (0.04)     (0.05)        (0.03)
=====================================================================================================
Net asset value, end of period       $   1.00        $   1.00   $   1.00   $   1.00      $   1.00
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                          0.29%           1.26%      4.53%      4.99%         2.63%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $129,245        $162,819   $212,818   $140,886      $119,976
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.96%(b)        0.90%      0.90%      0.90%         0.89%(c)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                    1.18%(b)        1.15%      1.10%      1.10%         1.09%(c)
=====================================================================================================
Ratio of net investment income to
  average net assets                     0.58%(b)        1.22%      4.32%      4.86%         2.09%(c)
_____________________________________________________________________________________________________
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $156,681,151.
(c)  Annualized.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS TRUST (STIT)

                               TREASURY PORTFOLIO

                                 RESOURCE CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    TRUSTEES

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-SAR-5

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                       These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Resource Class provided competitive performance; its monthly yield was 1.09%, and its seven-day yield was 1.08%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 31- to 54-day range; at the close of the reporting period the WAM was 40 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Resource Class stood at $410.0 million at the close of the reporting period. (Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower).

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                   SEVEN-DAY
                                               MONTHLY YIELD         YIELD

Treasury Portfolio                                 1.09%              1.08%
Resource Class

iMoneyNet Money Fund Averages--Trademark--         0.57%              0.56%
U.S. Treasury/Repurchases

iMoneyNet Money Fund Averages--Trademark--         0.90%              0.89%
Government Only/Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet U.S. Treasury/Repurchase category consists of 59 funds that invest only in T-bills or repurchase agreements (backed by T-bills). The iMoneyMarket Government Only/Institutions Only category consists of 312 funds that invest in U.S. T-bills, repos or government agency securities.

================================================================================

                                                                     (continued)

    The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--34.31%

U.S. TREASURY BILLS--22.97%(a)

1.39%                                          03/06/03   $100,000   $   99,980,694
-----------------------------------------------------------------------------------
1.24%                                          03/17/03    400,000      399,807,889
-----------------------------------------------------------------------------------
1.50%                                          04/03/03    150,000      149,793,750
-----------------------------------------------------------------------------------
1.24%                                          05/22/03    100,000       99,716,417
-----------------------------------------------------------------------------------
1.27%                                          05/29/03    100,000       99,687,264
-----------------------------------------------------------------------------------
1.24%                                          06/12/03    150,000      149,467,833
-----------------------------------------------------------------------------------
1.24%                                          07/03/03    100,000       99,573,750
-----------------------------------------------------------------------------------
1.23%                                          07/10/03    200,000      199,106,653
-----------------------------------------------------------------------------------
1.18%                                          07/31/03    100,000       99,501,778
-----------------------------------------------------------------------------------
1.18%                                          08/07/03    100,000       99,478,833
-----------------------------------------------------------------------------------
1.17%                                          08/14/03    150,000      149,190,750
-----------------------------------------------------------------------------------
1.17%                                          08/21/03    100,000       99,437,750
===================================================================================
                                                                      1,744,743,361
===================================================================================

U.S. TREASURY NOTES--11.34%

5.75%                                          04/30/03     50,000       50,312,128
-----------------------------------------------------------------------------------
3.88%                                          06/30/03    100,000      100,638,848
-----------------------------------------------------------------------------------
5.25%                                          08/15/03    150,000      152,301,873
-----------------------------------------------------------------------------------
5.75%                                          08/15/03    250,000      254,467,861
-----------------------------------------------------------------------------------
2.75%                                          09/30/03     75,000       75,406,728
-----------------------------------------------------------------------------------
2.75%                                          10/31/03     75,000       75,592,889
-----------------------------------------------------------------------------------
4.25%                                          11/15/03    100,000      101,733,274
-----------------------------------------------------------------------------------
3.25%                                          12/31/03     50,000       50,828,569
===================================================================================
                                                                        861,282,170
===================================================================================
    Total U.S. Treasury Securities (Cost
      $2,606,025,531)                                                 2,606,025,531
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $2,606,025,531)                               2,606,025,531
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--70.97%(b)

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.33%(c)                                     03/03/03   $300,000   $  300,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.34%(d)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.34%(e)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.34%(f)                                          --     150,000      150,000,000
-----------------------------------------------------------------------------------
BMO Nesbitt Burns Corp.-New York Branch
  (Canada)
  1.33%(g)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.33%(h)                                     03/03/03    700,000      700,000,000
-----------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.34%(i)                                     03/03/03    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.34%(j)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.33%(k)                                          --     500,000      500,000,000
-----------------------------------------------------------------------------------
  1.33%(l)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.29%(m)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
  1.27%(n)                                     03/03/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
  1.23%(o)                                     04/15/03    400,000      400,000,000
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.34%(p)                                     03/03/03    350,000      350,000,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(q)                                     03/03/03     91,520       91,520,033
-----------------------------------------------------------------------------------
West LB AG-New York Branch (Germany)
  1.30%(r)                                     03/03/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $5,391,520,033)                                                 5,391,520,033
___________________________________________________________________________________
===================================================================================
TOTAL INVESTMENTS--105.28% (Cost
  $7,997,545,564)(s)                                                  7,997,545,564
___________________________________________________________________________________
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

OTHER ASSETS LESS LIABILITIES--(5.28%)                               $ (400,965,926)
___________________________________________________________________________________
===================================================================================
NET ASSETS--100.00%                                                  $7,596,579,638
___________________________________________________________________________________
===================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $259,154,000 U.S. Treasury obligations, 1.63% to 13.25% due 07/31/03 to 05/15/30 with an aggregate market value at 02/28/03 of $306,000,039.
(d) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $247,775,000 U.S. Treasury obligations, 6.00% to 12.00% due 05/15/04 to 11/15/26 with an aggregate market value at 02/28/03 of $306,001,000.
(e) Repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $612,018,000 U.S. Treasury obligations, 0% to 12.00% due 07/24/03 to 08/15/29 with an aggregate market value at 02/28/03 of $714,000,562.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $432,631,000 U.S. Treasury obligations, 6.00% to 8.75% due 05/15/17 to 11/15/27 with an aggregate market value at 02/28/03 of $155,671,441.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $286,960,000 U.S. Treasury obligations, 0% to 7.13% due 07/10/03 to 08/15/26 with an aggregate market value at 02/28/03 of $306,001,014.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $700,077,583. Collateralized by $640,236,000 U.S. Treasury obligations, 0% to 13.75% due 03/13/03 to 04/15/32 with an aggregate market value at 02/28/03 of $714,000,324.
(i) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,167. Collateralized by $90,755,000 U.S. Treasury obligations, 2.88% to 7.25% due 01/31/04 to 08/15/22 with an aggregate market value at 02/28/03 of $102,003,761.
(j) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,500. Collateralized by $567,990,000 U.S. Treasury obligations, 0% to 6.63% due 02/15/10 to 02/15/27 with an aggregate market value at 02/28/03 of $306,001,693.
(k) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $376,903,000 U.S. Treasury obligations, 7.13% to 10.75% due 08/15/05 to 02/15/23 with an aggregate market value at 02/28/03 of $510,000,136.

(l) Repurchase agreement entered into 02/28/03 with a maturing value of $300,033,250. Collateralized by $283,393,000 U.S. Treasury obligations, 0% to 6.50% due 08/14/03 to 05/15/05 with an aggregate market value at 02/28/03 of $306,000,467.
(m) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,250. Collateralized by $739,354,879 U.S. Treasury obligations, 0% to 8.88% due 02/15/14 to 11/15/27 with an aggregate market value at 02/28/03 of $306,002,180.
(n) Repurchase agreement entered into 02/28/03 with a maturing value of $300,031,750. Collateralized by $493,409,250 U.S. Treasury obligations, 0% to 9.00% due 05/15/11 to 11/15/18 with an aggregate market value at 02/28/03 of $306,000,394.
(o) Term repurchase agreement entered into 01/07/03. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $686,239,000 U.S. Treasury obligations, 0% due 05/15/05 to 11/15/16 with an aggregate market value at 02/28/03 of $408,000,440.
(p) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,083. Collateralized by $345,350,000 U.S. Treasury obligations, 1.50% to 5.00% due 02/28/05 to 02/15/13 with an aggregate market value at 02/28/03 of $357,833,285.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Treasury obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $300,032,500. Collateralized by $298,492,000 U.S. Treasury obligations, 2.88% due 06/30/04 with an aggregate market value at 02/28/03 of $306,000,499.
(s) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $2,606,025,531
----------------------------------------------------------------------------
Repurchase agreements                                          5,391,520,033
----------------------------------------------------------------------------
Interest receivable                                                6,436,430
----------------------------------------------------------------------------
Investment for deferred compensation plan                            131,413
----------------------------------------------------------------------------
Other assets                                                         136,949
============================================================================
    Total assets                                               8,004,250,356
____________________________________________________________________________
============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                          399,807,889
----------------------------------------------------------------------------
  Dividends                                                        6,959,423
----------------------------------------------------------------------------
  Deferred compensation plan                                         131,413
----------------------------------------------------------------------------
Accrued distribution fees                                            566,462
----------------------------------------------------------------------------
Accrued trustees' fees                                                 7,575
----------------------------------------------------------------------------
Accrued transfer agent fees                                          149,640
----------------------------------------------------------------------------
Accrued operating expenses                                            48,316
============================================================================
    Total liabilities                                            407,670,718
============================================================================
Net assets applicable to shares outstanding                   $7,596,579,638
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $4,132,251,585
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  756,075,522
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  282,956,353
____________________________________________________________________________
============================================================================
Cash Management Class                                         $1,886,158,179
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  129,245,323
____________________________________________________________________________
============================================================================
Resource Class                                                $  409,892,676
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                            4,131,465,181
____________________________________________________________________________
============================================================================
Private Investment Class                                         755,967,140
____________________________________________________________________________
============================================================================
Personal Investment Class                                        282,884,344
____________________________________________________________________________
============================================================================
Cash Management Class                                          1,885,863,280
____________________________________________________________________________
============================================================================
Reserve Class                                                    129,215,402
____________________________________________________________________________
============================================================================
Resource Class                                                   409,805,185
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $62,070,580
=========================================================================

EXPENSES:

Advisory fees                                                   6,031,163
-------------------------------------------------------------------------
Administrative services fees                                      338,486
-------------------------------------------------------------------------
Custodian fees                                                     28,389
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,991,422
-------------------------------------------------------------------------
  Personal Investment Class                                     1,159,500
-------------------------------------------------------------------------
  Cash Management Class                                         1,136,010
-------------------------------------------------------------------------
  Reserve Class                                                   776,967
-------------------------------------------------------------------------
  Resource Class                                                  400,389
-------------------------------------------------------------------------
Transfer agent fees                                               615,562
-------------------------------------------------------------------------
Trustees' fees                                                     28,526
-------------------------------------------------------------------------
Other                                                             155,572
=========================================================================
    Total expenses                                             12,661,986
=========================================================================
Less: Fees waived                                              (4,550,600)
-------------------------------------------------------------------------
    Net expenses                                                8,111,386
=========================================================================
Net investment income                                          53,959,194
=========================================================================
Net realized gain from investment securities                       50,954
=========================================================================
Net increase in net assets resulting from operations          $54,010,148
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   53,959,194     $  157,049,741
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        50,954            758,706
===============================================================================================
    Net increase in net assets resulting from operations          54,010,148        157,808,447
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (29,545,265)       (92,715,019)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,527,915)       (12,339,455)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (1,413,188)        (5,132,011)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (15,447,688)       (36,529,757)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (452,852)        (2,392,182)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,572,286)        (7,941,317)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (112,817,938)       462,038,666
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        83,615,753         64,373,976
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (73,651,459)        48,732,225
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (337,241,483)     1,067,830,889
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (33,574,958)       (50,018,518)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (39,620,889)        80,265,843
===============================================================================================
    Net increase (decrease) in net assets                       (513,240,020)     1,673,981,787
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          8,109,819,658      6,435,837,871
===============================================================================================
  End of period                                               $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $7,595,210,976     $8,108,501,950
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                (10,417)           (10,417)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities       1,379,079          1,328,125
===============================================================================================
                                                              $7,596,579,638     $8,109,819,658
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,015,581.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $338,486 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $620,969 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,194,853, $841,824, $908,808, $663,473 and $320,311, respectively, after Plan fees waived by FMC of $1,535,019.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $7,513 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

NOTE 5--SHARE INFORMATION

The Fund currently offers six classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in shares outstanding during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             8,916,477,012    $  8,916,477,012     29,147,364,563    $ 29,147,364,563
----------------------------------------------------------------------------------------------------------
  Private Investment Class        4,027,195,881       4,027,195,881      5,539,274,394       5,539,274,394
----------------------------------------------------------------------------------------------------------
  Personal Investment Class       1,393,212,567       1,393,212,567      3,106,891,683       3,106,891,683
----------------------------------------------------------------------------------------------------------
  Cash Management Class          11,619,313,831      11,619,313,831     14,979,026,717      14,979,026,717
----------------------------------------------------------------------------------------------------------
  Reserve Class                   2,605,832,586       2,605,832,586      1,185,015,204       1,185,015,204
----------------------------------------------------------------------------------------------------------
  Resource Class                  2,818,508,805       2,818,508,805      3,491,577,106       3,491,577,106
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 6,045,066           6,045,066         19,020,887          19,020,887
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,130,292           1,130,292          3,086,206           3,086,206
----------------------------------------------------------------------------------------------------------
  Personal Investment Class           1,496,446           1,496,446          5,049,533           5,049,533
----------------------------------------------------------------------------------------------------------
  Cash Management Class               5,593,570           5,593,570         10,157,445          10,157,445
----------------------------------------------------------------------------------------------------------
  Reserve Class                         459,391             459,391          2,316,742           2,316,742
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,941,166           1,941,166          5,965,466           5,965,466
==========================================================================================================
Reacquired:
  Institutional Class            (9,035,340,016)     (9,035,340,016)   (28,704,346,784)    (28,704,346,784)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (3,944,710,420)     (3,944,710,420)    (5,477,986,624)     (5,477,986,624)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (1,468,360,472)     (1,468,360,472)    (3,063,208,991)     (3,063,208,991)
----------------------------------------------------------------------------------------------------------
  Cash Management Class         (11,962,148,884)    (11,962,148,884)   (13,921,353,273)    (13,921,353,273)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (2,639,866,935)     (2,639,866,935)    (1,237,350,464)     (1,237,350,464)
----------------------------------------------------------------------------------------------------------
  Resource Class                 (2,860,070,860)     (2,860,070,860)    (3,417,276,729)     (3,417,276,729)
==========================================================================================================
                                   (513,290,974)   $   (513,290,974)     1,673,223,081    $  1,673,223,081
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              RESOURCE CLASS
                                  ----------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28,      ----------------------------------------------------
                                      2003            2002       2001       2000       1999       1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------
Net investment income                   0.01            0.02       0.05       0.06       0.05       0.05
========================================================================================================
Less dividends from net
  investment income                    (0.01)          (0.02)     (0.05)     (0.06)     (0.05)     (0.05)
========================================================================================================
Net asset value, end of period      $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                         0.64%           1.91%      5.20%      5.66%      4.80%      5.47%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $409,893        $449,511   $369,204   $305,136   $359,101   $455,961
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.26%(b)        0.26%      0.26%      0.26%      0.25%      0.24%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.38%(b)        0.35%      0.30%      0.30%      0.29%      0.28%
========================================================================================================
Ratio of net investment income
  to average net assets                 1.28%(b)        1.86%      4.96%      5.50%      4.69%      5.34%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $403,707,019.